UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3785

Fidelity Advisor Series I
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2011

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Advisor Dividend
Growth Fund
Class A
Class T
Class B
Class C
Institutional Class

August 31, 2011

1.805738.107

ADGF-QTLY-1011

Investments August 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.7%
Auto Components - 0.6%
Autoliv, Inc.	16,700	$ 932
Minth Group Ltd.	336,000	373
Modine Manufacturing Co. (a)	63,932	736
Nokian Tyres PLC	18,800	697
Tenneco, Inc. (a)	50,761	1,665
TRW Automotive Holdings Corp. (a)	22,110	922
		5,325
Automobiles - 0.3%
Harley-Davidson, Inc.	15,852	613
Honda Motor Co. Ltd.	14,700	479
Thor Industries, Inc.	8,800	196
Winnebago Industries, Inc. (a)(d)	173,804	1,364
		2,652
Distributors - 0.1%
Silver Base Group Holdings Ltd.	1,026,000	1,054
Diversified Consumer Services - 0.6%
Anhanguera Educacional Participacoes SA	44,800	743
DeVry, Inc.	20,885	923
Grand Canyon Education, Inc. (a)	21,986	342
Service Corp. International	103,000	1,053
Stewart Enterprises, Inc. Class A	169,219	1,025
Weight Watchers International, Inc.	14,400	871
		4,957
Hotels, Restaurants & Leisure - 1.6%
Accor SA	29,552	1,064
Bravo Brio Restaurant Group, Inc.	34,478	715
Brinker International, Inc.	99,973	2,257
Club Mediterranee SA (a)	57,813	1,178
Denny's Corp. (a)	230,604	874
DineEquity, Inc. (a)	44,207	1,852
McDonald's Corp.	16,569	1,499
NH Hoteles SA (a)	58,231	294
O'Charleys, Inc. (a)	147,642	830
Sands China Ltd. (a)	307,200	955
Spur Corp. Ltd.	204,423	395
Texas Roadhouse, Inc. Class A	10,300	147
WMS Industries, Inc. (a)	84,820	1,851
		13,911
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - 0.5%
Dorel Industries, Inc. Class B (sub. vtg.)	22,600	$ 545
Garmin Ltd.	28,532	957
Lennar Corp. Class A	10,700	157
Newell Rubbermaid, Inc.	71,581	991
Standard Pacific Corp. (a)	303,653	780
Techtronic Industries Co. Ltd.	741,500	706
		4,136
Internet & Catalog Retail - 0.1%
Amazon.com, Inc. (a)	2,600	560
Liberty Media Corp. Interactive Series A (a)	26,557	420
		980
Leisure Equipment & Products - 0.2%
Giant Manufacturing Co. Ltd.	21,000	79
Hasbro, Inc.	31,586	1,224
Summer Infant, Inc. (a)	45,451	318
		1,621
Media - 2.5%
Antena 3 Television SA	113,800	806
Comcast Corp. Class A	205,608	4,423
Dentsu, Inc.	19,500	615
DISH Network Corp. Class A (a)	49,981	1,243
Havas SA (d)	45,021	181
JC Decaux SA (a)	5,400	134
Kabel Deutschland Holding AG (a)	14,300	800
MDC Partners, Inc. Class A (sub. vtg.)	98,500	1,571
Mood Media Corp. (a)	104,800	311
Mood Media Corp. (f)	192,900	573
The Walt Disney Co.	148,878	5,071
Time Warner, Inc.	130,368	4,127
Valassis Communications, Inc. (a)	47,885	1,210
		21,065
Multiline Retail - 0.9%
Maoye International Holdings Ltd.	2,148,000	687
Marisa Lojas SA	76,900	1,116
PPR SA	7,200	1,200
Target Corp.	94,403	4,878
		7,881
Specialty Retail - 2.7%
Advance Auto Parts, Inc.	43,700	2,653
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
American Eagle Outfitters, Inc.	72,776	$ 806
Asbury Automotive Group, Inc. (a)	24,300	457
Best Buy Co., Inc.	35,221	901
Big 5 Sporting Goods Corp.	44,200	328
Carphone Warehouse Group PLC	142,226	820
Casual Male Retail Group, Inc. (a)	168,971	705
Citi Trends, Inc. (a)	26,000	303
Collective Brands, Inc. (a)	61,110	824
DSW, Inc. Class A	5,352	248
Fast Retailing Co. Ltd.	3,400	649
Foot Locker, Inc.	75,927	1,585
Foschini Ltd.	99,700	1,356
GOME Electrical Appliances Holdings Ltd.	584,000	251
Guess?, Inc.	26,515	904
Hengdeli Holdings Ltd.	1,788,000	861
Home Depot, Inc.	13,107	438
Limited Brands, Inc.	19,206	725
Lowe's Companies, Inc.	183,974	3,667
Lumber Liquidators Holdings, Inc. (a)	38,004	575
MarineMax, Inc. (a)	73,737	501
OfficeMax, Inc. (a)	134,100	841
SuperGroup PLC (a)	58,068	943
Urban Outfitters, Inc. (a)	52,663	1,378
		22,719
Textiles, Apparel & Luxury Goods - 0.6%
Bosideng International Holdings Ltd.	2,116,000	525
G-III Apparel Group Ltd. (a)	42,465	1,200
Peak Sport Products Co. Ltd.	461,000	179
PVH Corp.	28,761	1,917
Vera Bradley, Inc.	1,100	39
VF Corp.	7,700	901
		4,761
TOTAL CONSUMER DISCRETIONARY		91,062
CONSUMER STAPLES - 9.2%
Beverages - 2.5%
Anheuser-Busch InBev SA NV	25,064	1,384
Britvic PLC	156,506	808
Carlsberg A/S Series B	18,900	1,418
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
Dr Pepper Snapple Group, Inc.	39,215	$ 1,509
Grupo Modelo SAB de CV Series C	263,000	1,518
PepsiCo, Inc.	26,389	1,700
The Coca-Cola Co.	182,934	12,888
		21,225
Food & Staples Retailing - 1.5%
Casey's General Stores, Inc.	17,997	810
CVS Caremark Corp.	186,257	6,688
Droga Raia SA	33,400	587
Eurocash SA	51,942	451
Susser Holdings Corp. (a)	36,424	769
Sysco Corp.	5,340	149
The Pantry, Inc. (a)	10,949	137
Walgreen Co.	90,501	3,187
		12,778
Food Products - 1.8%
Archer Daniels Midland Co.	59,955	1,708
Calavo Growers, Inc.	46,233	925
Calbee, Inc.	5,400	257
Danone	17,100	1,169
Flowers Foods, Inc. (d)	41,013	781
Green Mountain Coffee Roasters, Inc. (a)	24,900	2,608
Kraft Foods, Inc. Class A	133,331	4,669
Orion Corp.	194	97
Sara Lee Corp.	76,808	1,386
Shenguan Holdings Group Ltd.	444,000	255
TreeHouse Foods, Inc. (a)	21,620	1,184
		15,039
Household Products - 1.4%
Kimberly-Clark Corp.	2,300	159
Procter & Gamble Co.	140,385	8,940
Spectrum Brands Holdings, Inc. (a)	39,072	1,046
Unicharm Corp.	29,600	1,406
Youyuan International Holdings Ltd. (a)	810,000	260
		11,811
Personal Products - 0.2%
BaWang International (Group) Holding Ltd.	918,000	107
Biostime International Holdings Ltd.	126,500	260
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Personal Products - continued
Estee Lauder Companies, Inc. Class A	10,075	$ 984
Hengan International Group Co. Ltd.	79,000	675
		2,026
Tobacco - 1.8%
Altria Group, Inc.	111,545	3,033
British American Tobacco PLC (United Kingdom)	22,500	1,001
Imperial Tobacco Group PLC	36,193	1,200
KT&G Corp.	4,214	272
Philip Morris International, Inc.	137,540	9,534
		15,040
TOTAL CONSUMER STAPLES		77,919
ENERGY - 13.2%
Energy Equipment & Services - 4.5%
Aker Solutions ASA	152,557	1,991
Baker Hughes, Inc.	49,418	3,020
Cal Dive International, Inc. (a)	156,616	456
Cameron International Corp. (a)	38,144	1,982
Cathedral Energy Services Ltd.	130,900	1,019
Ensco International Ltd. ADR	7,740	374
Essential Energy Services Ltd. (a)	299,800	530
Halliburton Co.	122,425	5,432
Hornbeck Offshore Services, Inc. (a)	4,300	105
ION Geophysical Corp. (a)	212,617	1,503
Kvaerner ASA (a)	132,357	255
McDermott International, Inc. (a)	15,000	216
National Oilwell Varco, Inc.	93,088	6,155
Newpark Resources, Inc. (a)	15,300	127
Noble Corp.	31,179	1,053
Pioneer Drilling Co. (a)	21,712	274
Saipem SpA	34,027	1,528
Schlumberger Ltd.	94,227	7,361
Transocean Ltd. (United States)	48,321	2,707
Trinidad Drilling Ltd.	24,300	201
Unit Corp. (a)	18,122	864
Vantage Drilling Co. (a)	536,734	821
Xtreme Coil Drilling Corp. (a)	113,900	384
		38,358
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - 8.7%
3Legs Resources PLC	27,000	$ 94
Alpha Natural Resources, Inc. (a)	44,101	1,458
Americas Petrogas, Inc. (a)	193,000	404
Americas Petrogas, Inc. (a)(e)	217,500	455
Anadarko Petroleum Corp.	38,182	2,816
Apache Corp.	26,014	2,681
Bonavista Energy Corp. (a)(e)	15,800	418
BPZ Energy, Inc. (a)(d)	236,901	869
Cabot Oil & Gas Corp.	5,400	410
Chesapeake Energy Corp.	85,732	2,777
Chevron Corp.	69,407	6,865
Crown Point Ventures Ltd. (a)	63,600	107
Crown Point Ventures Ltd. (a)(e)	143,900	241
CVR Energy, Inc. (a)	114,977	3,273
Denbury Resources, Inc. (a)	68,665	1,095
Double Eagle Petroleum Co. (a)	97,929	929
El Paso Corp.	8,800	168
EOG Resources, Inc.	10,915	1,011
EV Energy Partners LP	12,400	854
Exxon Mobil Corp.	87,725	6,495
Georesources, Inc. (a)	2,700	63
Gran Tierra Energy, Inc. (Canada) (a)	65,600	414
Gulfport Energy Corp. (a)	46,622	1,347
HollyFrontier Corp.	51,656	3,707
InterOil Corp. (a)(d)	29,247	1,853
Kosmos Energy Ltd.	51,200	711
Marathon Oil Corp.	40,613	1,093
Marathon Petroleum Corp.	44,571	1,652
Niko Resources Ltd.	15,900	905
Noble Energy, Inc.	16,316	1,442
Northern Oil & Gas, Inc. (a)(d)	219,810	4,489
OAO Gazprom sponsored ADR	93,200	1,132
Occidental Petroleum Corp.	49,359	4,281
Painted Pony Petroleum Ltd. (a)(e)	11,000	147
Painted Pony Petroleum Ltd. Class A (a)	5,900	79
Paladin Energy Ltd. (Australia) (a)	326,637	734
Pan Orient Energy Corp. (a)	87,200	259
PetroBakken Energy Ltd. Class A (d)	27,568	334
Petroleum Development Corp. (a)	20,232	482
Resolute Energy Corp. (a)	94,030	1,268
Suncor Energy, Inc.	26,080	836
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
TAG Oil Ltd. (a)	82,800	$ 592
Talisman Energy, Inc.	56,700	948
Targa Resources Corp.	15,900	474
Tesoro Corp. (a)	85,075	2,047
Valero Energy Corp.	99,276	2,256
Voyager Oil & Gas, Inc. (a)	339,628	941
Voyager Oil & Gas, Inc. warrants 2/4/16 (a)	115,754	159
Whiting Petroleum Corp. (a)	57,876	2,727
Williams Companies, Inc.	85,477	2,307
		73,099
TOTAL ENERGY		111,457
FINANCIALS - 13.1%
Capital Markets - 2.1%
American Capital Ltd. (a)(d)	42,522	370
Ashmore Group PLC	154,800	1,016
BlackRock, Inc. Class A	6,122	1,009
FXCM, Inc. Class A (d)	31,800	372
Goldman Sachs Group, Inc.	30,134	3,502
GP Investments Ltd. (depositary receipt) (a)	284,574	803
ICAP PLC	125,100	965
International Communications Group, Inc. (a)	54,458	558
Invesco Ltd.	64,432	1,179
Knight Capital Group, Inc. Class A (a)	108,030	1,395
Morgan Stanley	203,458	3,561
State Street Corp.	58,808	2,089
TD Ameritrade Holding Corp.	47,794	735
		17,554
Commercial Banks - 2.9%
Banco Pine SA	93,000	600
Bank of Ireland (f)	4,044,419	460
CapitalSource, Inc.	535,542	3,401
CIT Group, Inc. (a)	57,100	1,974
Commercial Bank of Qatar GDR (Reg. S)	118,392	527
Guaranty Trust Bank PLC GDR (Reg. S)	75,268	282
Huntington Bancshares, Inc.	89,182	449
Itau Unibanco Banco Multiplo SA sponsored ADR	27,300	496
KeyCorp	91,596	608
Regions Financial Corp.	297,682	1,351
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
SunTrust Banks, Inc.	29,518	$ 587
Susquehanna Bancshares, Inc.	73,718	495
Wells Fargo & Co.	509,043	13,286
		24,516
Consumer Finance - 0.9%
American Express Co.	63,082	3,136
Capital One Financial Corp.	18,936	872
Discover Financial Services	84,118	2,116
Imperial Holdings, Inc. (a)	43,766	325
SLM Corp.	65,596	901
		7,350
Diversified Financial Services - 3.4%
Citigroup, Inc.	413,473	12,838
CME Group, Inc.	6,193	1,654
JPMorgan Chase & Co.	313,550	11,777
PICO Holdings, Inc. (a)	110,551	2,600
		28,869
Insurance - 1.6%
AEGON NV (a)	178,000	802
AFLAC, Inc.	48,506	1,830
Assured Guaranty Ltd.	212,832	2,871
Berkshire Hathaway, Inc. Class B (a)	11,076	809
Genworth Financial, Inc. Class A (a)	302,123	2,088
Hanover Insurance Group, Inc.	6,236	222
Hartford Financial Services Group, Inc.	15,100	289
Lincoln National Corp.	46,200	959
MetLife, Inc.	88,601	2,977
Prudential Financial, Inc.	17,700	889
		13,736
Real Estate Investment Trusts - 1.6%
Beni Stabili SpA SIIQ	533,500	401
Boston Properties, Inc.	7,841	818
Campus Crest Communities, Inc.	33,112	391
CBL & Associates Properties, Inc.	146,200	2,151
Douglas Emmett, Inc.	49,041	885
Education Realty Trust, Inc.	77,000	693
Excel Trust, Inc.	13,000	140
Franklin Street Properties Corp.	57,200	746
Prologis, Inc.	79,976	2,178
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Public Storage	6,582	$ 814
SL Green Realty Corp.	24,630	1,779
Sunstone Hotel Investors, Inc. (a)	44,720	270
Weyerhaeuser Co.	145,275	2,619
		13,885
Real Estate Management & Development - 0.6%
CB Richard Ellis Group, Inc. Class A (a)	193,009	2,926
Forest City Enterprises, Inc. Class A (a)	49,869	663
Iguatemi Empresa de Shopping Centers SA	33,700	714
Kenedix, Inc. (a)	4,175	726
		5,029
TOTAL FINANCIALS		110,939
HEALTH CARE - 10.2%
Biotechnology - 3.1%
Acorda Therapeutics, Inc. (a)	22,100	576
Alexion Pharmaceuticals, Inc. (a)	24,500	1,420
Amgen, Inc.	88,941	4,928
Amylin Pharmaceuticals, Inc. (a)	57,420	649
Ardea Biosciences, Inc. (a)	73,263	1,189
ARIAD Pharmaceuticals, Inc. (a)	174,342	1,716
ArQule, Inc. (a)	121,982	532
AVEO Pharmaceuticals, Inc. (a)	77,055	1,308
AVEO Pharmaceuticals, Inc.	27,497	467
Biogen Idec, Inc. (a)	25,962	2,446
Dynavax Technologies Corp. (a)	252,887	607
Gilead Sciences, Inc. (a)	29,492	1,176
Horizon Pharma, Inc.	42,600	341
Human Genome Sciences, Inc. (a)	61,150	787
Infinity Pharmaceuticals, Inc. (a)	16,709	115
InterMune, Inc. (a)	19,495	524
Isis Pharmaceuticals, Inc. (a)	33,000	247
Micromet, Inc. (a)	102,900	495
NPS Pharmaceuticals, Inc. (a)	53,863	402
PDL BioPharma, Inc.	93,500	571
SIGA Technologies, Inc. (a)	162,869	935
Theravance, Inc. (a)	116,534	2,214
Thrombogenics NV (a)(d)	36,233	921
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
United Therapeutics Corp. (a)	20,300	$ 876
ZIOPHARM Oncology, Inc. (a)	124,816	715
		26,157
Health Care Equipment & Supplies - 1.8%
Baxter International, Inc.	48,941	2,740
Boston Scientific Corp. (a)	172,100	1,167
C. R. Bard, Inc.	20,190	1,923
Conceptus, Inc. (a)	58,099	616
Covidien PLC	67,142	3,503
Genmark Diagnostics, Inc. (a)	51,606	323
GN Store Nordic AS	81,926	575
Hill-Rom Holdings, Inc.	12,500	379
Orthofix International NV (a)	41,781	1,531
Sirona Dental Systems, Inc. (a)	27,978	1,305
Stryker Corp.	3,400	166
William Demant Holding A/S (a)	6,200	512
		14,740
Health Care Providers & Services - 2.7%
Brookdale Senior Living, Inc. (a)	232,800	3,750
Catalyst Health Solutions, Inc. (a)	29,842	1,603
CIGNA Corp.	72,299	3,379
Community Health Systems, Inc. (a)	39,882	812
DaVita, Inc. (a)	18,773	1,381
Emeritus Corp. (a)	42,663	746
Express Scripts, Inc. (a)	90,800	4,262
HealthSpring, Inc. (a)	14,703	574
McKesson Corp.	30,594	2,445
Medco Health Solutions, Inc. (a)	48,224	2,611
Sunrise Senior Living, Inc. (a)	9,504	71
Universal Health Services, Inc. Class B	30,138	1,254
WellPoint, Inc.	4,200	266
		23,154
Life Sciences Tools & Services - 0.6%
Agilent Technologies, Inc. (a)	72,039	2,656
Sequenom, Inc. (a)	156,500	959
Thermo Fisher Scientific, Inc. (a)	32,739	1,798
		5,413
Pharmaceuticals - 2.0%
Cadence Pharmaceuticals, Inc. (a)(d)	324,170	2,120
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Cardiome Pharma Corp. (a)	69,471	$ 265
Columbia Laboratories, Inc. (a)	77,400	179
Merck & Co., Inc.	191,423	6,340
Novo Nordisk A/S Series B	18,245	1,944
Roche Holding AG (participation certificate)	1,162	203
Sanofi-aventis	18,869	1,376
Teva Pharmaceutical Industries Ltd. sponsored ADR	31,481	1,302
Valeant Pharmaceuticals International, Inc. (Canada)	58,400	2,618
Watson Pharmaceuticals, Inc. (a)	13,609	913
		17,260
TOTAL HEALTH CARE		86,724
INDUSTRIALS - 14.4%
Aerospace & Defense - 3.3%
Alliant Techsystems, Inc.	3,100	197
Bombardier, Inc. Class B (sub. vtg.)	11,600	57
DigitalGlobe, Inc. (a)	48,898	1,108
Esterline Technologies Corp. (a)	14,768	1,112
GeoEye, Inc. (a)	130,489	4,720
Goodrich Corp.	15,799	1,409
Honeywell International, Inc.	53,817	2,573
Meggitt PLC	370,235	2,071
Precision Castparts Corp.	14,564	2,386
Raytheon Co.	39,212	1,695
Rockwell Collins, Inc.	17,800	898
Safran SA	15,900	617
Textron, Inc.	149,714	2,526
Ultra Electronics Holdings PLC	19,858	481
United Technologies Corp.	79,847	5,929
		27,779
Air Freight & Logistics - 0.0%
UTI Worldwide, Inc.	7,688	104
Airlines - 0.2%
Copa Holdings SA Class A	24,303	1,680
Building Products - 0.6%
Armstrong World Industries, Inc.	38,260	1,541
Lennox International, Inc.	13,145	410
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Building Products - continued
Masco Corp.	141,873	$ 1,258
Owens Corning (a)	68,975	2,004
		5,213
Commercial Services & Supplies - 0.8%
Babcock International Group PLC	1,200	12
KAR Auction Services, Inc. (a)	10,150	149
Knoll, Inc.	52,887	837
Pitney Bowes, Inc.	18,764	381
Republic Services, Inc.	68,698	2,086
Schawk, Inc. Class A	21,609	263
Steelcase, Inc. Class A	127,443	1,055
Swisher Hygiene, Inc.	202,331	904
The Geo Group, Inc. (a)	61,058	1,311
		6,998
Construction & Engineering - 1.6%
AECOM Technology Corp. (a)	28,500	648
Chiyoda Corp.	121,000	1,312
Dycom Industries, Inc. (a)	71,237	1,299
Fluor Corp.	37,868	2,299
Foster Wheeler AG (a)	143,837	3,531
Great Lakes Dredge & Dock Corp.	60,117	294
Jacobs Engineering Group, Inc. (a)	11,925	444
MasTec, Inc. (a)	28,986	643
Shaw Group, Inc. (a)	125,547	2,927
		13,397
Electrical Equipment - 1.5%
Alstom SA	30,000	1,393
AMETEK, Inc.	25,117	982
Cooper Industries PLC Class A	15,810	749
Emerson Electric Co.	65,624	3,055
Fushi Copperweld, Inc. (a)	56,566	388
GrafTech International Ltd. (a)	105,568	1,657
Powell Industries, Inc. (a)	2,339	88
Prysmian SpA	76,500	1,238
Regal-Beloit Corp.	27,062	1,591
Roper Industries, Inc.	7,361	566
Zumtobel AG	33,410	727
		12,434
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - 2.0%
Carlisle Companies, Inc.	20,820	$ 816
Cookson Group PLC	97,645	835
Danaher Corp.	27,917	1,279
General Electric Co.	708,812	11,561
Koninklijke Philips Electronics NV	50,600	1,070
Rheinmetall AG	18,700	1,245
		16,806
Machinery - 2.1%
Actuant Corp. Class A	55,673	1,118
Charter International PLC	135,235	1,675
Cummins, Inc.	19,190	1,783
Dover Corp.	15,453	889
Fiat Industrial SpA (a)	160,600	1,562
Gardner Denver, Inc.	3,804	300
Haitian International Holdings Ltd.	224,000	208
Ingersoll-Rand Co. Ltd.	137,868	4,620
Navistar International Corp. (a)	61,338	2,539
Pall Corp.	25,421	1,300
Stanley Black & Decker, Inc.	26,953	1,671
		17,665
Professional Services - 0.4%
CBIZ, Inc. (a)	54,187	369
Kforce, Inc. (a)	111,518	1,158
Robert Half International, Inc.	47,155	1,128
SR Teleperformance SA	38,400	1,017
		3,672
Road & Rail - 1.4%
Arkansas Best Corp.	25,600	529
Con-way, Inc.	49,404	1,264
CSX Corp.	172,324	3,781
Saia, Inc. (a)	81,980	981
Tegma Gestao Logistica	11,100	155
Union Pacific Corp.	47,202	4,351
Universal Truckload Services, Inc. (a)	49,983	765
		11,826
Trading Companies & Distributors - 0.5%
Barloworld Ltd.	56,400	500
Beacon Roofing Supply, Inc. (a)	49,091	911
DXP Enterprises, Inc. (a)	19,406	467
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - continued
Mills Estruturas e Servicos de Engenharia SA	28,000	$ 352
Mitsui & Co. Ltd.	17,800	305
Rush Enterprises, Inc. Class A (a)	48,838	899
Watsco, Inc.	20,305	1,211
		4,645
TOTAL INDUSTRIALS		122,219
INFORMATION TECHNOLOGY - 16.5%
Communications Equipment - 2.0%
Alcatel-Lucent SA sponsored ADR (a)	265,561	972
Calix Networks, Inc. (a)	119,306	1,763
Cisco Systems, Inc.	411,782	6,457
Comverse Technology, Inc. (a)	241,893	1,669
Juniper Networks, Inc. (a)	86,637	1,813
Polycom, Inc. (a)	25,174	599
QUALCOMM, Inc.	35,957	1,850
Tekelec (a)	89,446	644
ViaSat, Inc. (a)	37,628	1,336
		17,103
Computers & Peripherals - 3.7%
Apple, Inc. (a)	72,361	27,843
Hewlett-Packard Co.	119,354	3,107
		30,950
Electronic Equipment & Components - 1.3%
Arrow Electronics, Inc. (a)	47,876	1,494
Avnet, Inc. (a)	91,541	2,402
Corning, Inc.	186,686	2,806
HLS Systems International Ltd. (a)(d)	37,599	215
Ingram Micro, Inc. Class A (a)	31,325	559
Jabil Circuit, Inc.	33,729	568
Molex, Inc. (d)	59,595	1,302
TE Connectivity Ltd.	55,151	1,689
		11,035
Internet Software & Services - 1.0%
DealerTrack Holdings, Inc. (a)	17,800	333
DeNA Co. Ltd.	8,500	443
eAccess Ltd.	1,900	713
eBay, Inc. (a)	97,119	2,998
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Facebook, Inc. Class B (a)(f)	47,471	$ 1,187
Google, Inc. Class A (a)	3,394	1,836
Renren, Inc. ADR (d)	80,000	587
		8,097
IT Services - 1.9%
Acxiom Corp. (a)	41,652	457
Alliance Data Systems Corp. (a)	19,482	1,820
Atos Origin SA	16,995	851
Cognizant Technology Solutions Corp. Class A (a)	35,720	2,266
Fidelity National Information Services, Inc.	60,348	1,701
Fiserv, Inc. (a)	15,541	868
Heartland Payment Systems, Inc.	39,182	843
MasterCard, Inc. Class A	15,460	5,097
Unisys Corp. (a)	57,303	1,008
Virtusa Corp. (a)	33,443	527
Visa, Inc. Class A	10,572	929
		16,367
Office Electronics - 0.3%
Xerox Corp.	329,981	2,739
Semiconductors & Semiconductor Equipment - 4.0%
Advanced Micro Devices, Inc. (a)	165,489	1,130
Analog Devices, Inc.	53,500	1,767
ASML Holding NV	120,561	4,252
Avago Technologies Ltd.	59,283	1,963
Cymer, Inc. (a)	94,044	3,805
Entropic Communications, Inc. (a)(d)	49,456	222
Fairchild Semiconductor International, Inc. (a)	28,286	375
Freescale Semiconductor Holdings I Ltd.	132,011	1,518
Himax Technologies, Inc. sponsored ADR	137,399	188
Intersil Corp. Class A	126,132	1,416
KLA-Tencor Corp.	20,673	758
Lam Research Corp. (a)	30,620	1,138
LTX-Credence Corp. (a)	340,830	1,939
Marvell Technology Group Ltd. (a)	327,346	4,305
Maxim Integrated Products, Inc.	75,592	1,742
Micron Technology, Inc. (a)	311,603	1,842
NVIDIA Corp. (a)	72,566	966
NXP Semiconductors NV	103,578	1,687
ON Semiconductor Corp. (a)	288,296	2,096
RF Micro Devices, Inc. (a)	45,862	285
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Spansion, Inc. Class A (a)	34,752	$ 522
Standard Microsystems Corp. (a)	3,399	71
		33,987
Software - 2.3%
Aspen Technology, Inc. (a)	43,380	728
Autodesk, Inc. (a)	18,961	535
BMC Software, Inc. (a)	42,026	1,707
Check Point Software Technologies Ltd. (a)	6,958	379
Citrix Systems, Inc. (a)	29,859	1,804
DemandTec, Inc. (a)	84,738	558
Informatica Corp. (a)	11,105	464
JDA Software Group, Inc. (a)	40,913	1,081
Micro Focus International PLC	199,145	1,009
Microsoft Corp.	80,700	2,147
Oracle Corp.	291,095	8,171
Sourcefire, Inc. (a)	23,600	652
TIBCO Software, Inc. (a)	5,772	129
		19,364
TOTAL INFORMATION TECHNOLOGY		139,642
MATERIALS - 6.6%
Chemicals - 2.8%
Air Products & Chemicals, Inc.	11,251	921
Ashland, Inc.	21,746	1,153
CF Industries Holdings, Inc.	3,900	713
Clariant AG (Reg.) (a)	134,637	1,513
CVR Partners LP	35,900	873
Dow Chemical Co.	57,916	1,648
Ecolab, Inc.	20,963	1,124
Ferro Corp. (a)	48,200	403
Huabao International Holdings Ltd.	780,000	601
Israel Chemicals Ltd.	45,600	658
Kraton Performance Polymers, Inc. (a)	30,377	728
Lanxess AG	6,800	424
LyondellBasell Industries NV Class A	60,027	2,080
PolyOne Corp.	61,130	772
Spartech Corp. (a)	151,451	666
The Mosaic Co.	48,500	3,450
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
W.R. Grace & Co. (a)	112,326	$ 4,428
Yara International ASA	27,600	1,522
		23,677
Construction Materials - 0.1%
HeidelbergCement AG	24,097	1,036
Containers & Packaging - 0.2%
Rock-Tenn Co. Class A	27,180	1,459
Metals & Mining - 3.5%
Anglo American PLC (United Kingdom)	20,800	867
Avion Gold Corp. (a)	322,400	741
Avion Gold Corp. (a)(e)	27,400	63
Commercial Metals Co.	116,849	1,373
Eldorado Gold Corp.	62,263	1,241
First Quantum Minerals Ltd.	40,300	991
Freeport-McMoRan Copper & Gold, Inc.	63,977	3,016
Goldcorp, Inc.	73,800	3,844
Grande Cache Coal Corp. (a)	70,800	557
Iluka Resources Ltd.	8,150	143
Ivanhoe Mines Ltd. (a)	166,685	3,832
Kenmare Resources PLC (a)	57,700	43
Kinross Gold Corp.	76,288	1,327
Mirabela Nickel Ltd. (a)	218,607	388
Newcrest Mining Ltd.	81,719	3,517
Newmont Mining Corp.	7,188	450
Pan American Silver Corp.	22,700	743
Randgold Resources Ltd. sponsored ADR	33,400	3,525
Reliance Steel & Aluminum Co.	11,900	493
Ternium SA sponsored ADR	17,601	447
United States Steel Corp. (d)	26,440	796
Yamana Gold, Inc.	61,200	969
		29,366
TOTAL MATERIALS		55,538
TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 0.6%
Cbeyond, Inc. (a)	34,577	321
CenturyLink, Inc.	48,083	1,738
China Telecom Corp. Ltd. (H Shares)	38,000	25
China Unicom (Hong Kong) Ltd.	474,000	993
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Iliad SA	10,692	$ 1,283
Koninklijke KPN NV	67,264	953
Telefonica SA sponsored ADR	10,917	228
		5,541
Wireless Telecommunication Services - 0.7%
American Tower Corp. Class A (a)	16,928	912
NII Holdings, Inc. (a)	24,000	925
SBA Communications Corp. Class A (a)	32,150	1,215
Sprint Nextel Corp. (a)	270,662	1,018
TIM Participacoes SA	179,344	1,095
Turkcell Iletisim Hizmet AS	156,000	700
		5,865
TOTAL TELECOMMUNICATION SERVICES		11,406
UTILITIES - 2.7%
Electric Utilities - 1.1%
American Electric Power Co., Inc.	25,199	973
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B) sponsored ADR (d)	46,600	628
Ceske Energeticke Zavody AS	10,000	470
Edison International	59,716	2,221
El Paso Electric Co.	21,089	729
FirstEnergy Corp.	10,450	462
Fortum Corp.	11,600	312
NextEra Energy, Inc.	39,631	2,248
NV Energy, Inc.	44,875	670
PPL Corp.	26,161	756
		9,469
Gas Utilities - 0.2%
Aygaz A/S	8,000	39
China Gas Holdings Ltd.	1,054,000	359
ONEOK, Inc.	12,083	857
		1,255
Independent Power Producers & Energy Traders - 0.7%
The AES Corp. (a)	565,245	6,139
Multi-Utilities - 0.7%
CenterPoint Energy, Inc.	56,042	1,121
CMS Energy Corp.	29,097	573
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
National Grid PLC	123,989	$ 1,249
NiSource, Inc.	5,300	113
Public Service Enterprise Group, Inc.	50,836	1,735
Sempra Energy	20,071	1,054
		5,845
TOTAL UTILITIES		22,708
TOTAL COMMON STOCKS (Cost $833,024)		829,614
Preferred Stocks - 0.7%

Convertible Preferred Stocks - 0.5%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
General Motors Co. 4.75%	35,000	1,395
FINANCIALS - 0.2%
Diversified Financial Services - 0.2%
Citigroup, Inc. 7.50%	16,600	1,571
INFORMATION TECHNOLOGY - 0.1%
IT Services - 0.1%
Unisys Corp. Series A, 6.25%	9,500	570
UTILITIES - 0.1%
Electric Utilities - 0.1%
PPL Corp. 9.50%	18,800	1,081
TOTAL CONVERTIBLE PREFERRED STOCKS		4,617
Nonconvertible Preferred Stocks - 0.2%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
Volkswagen AG	9,400	1,566
TOTAL PREFERRED STOCKS (Cost $6,104)		6,183
Investment Companies - 0.2%
	Shares	Value (000s)
Ares Capital Corp. (Cost $1,352)	100,976	$ 1,536
Convertible Bonds - 0.2%
	Principal Amount (000s)
FINANCIALS - 0.1%
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp. 9% 4/1/63 (e)	$ 1,875	912
INDUSTRIALS - 0.1%
Electrical Equipment - 0.1%
Aspen Aerogels, Inc. 8% 6/1/14 (f)	398	398
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Clearwire Communications LLC/Clearwire Finance, Inc. 8.25% 12/1/40 (e)	380	267
TOTAL CONVERTIBLE BONDS (Cost $1,448)		1,577
Money Market Funds - 2.0%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	7,207,331	7,207
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	9,399,115	9,399
TOTAL MONEY MARKET FUNDS (Cost $16,606)		16,606
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $858,534)		855,516
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(8,472)
NET ASSETS - 100%		$ 847,044
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,503,000 or 0.3% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,618,000 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Aspen Aerogels, Inc. 8% 6/1/14	6/1/11	$ 398
Bank of Ireland	7/29/11	$ 581
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 1,187
Mood Media Corp.	2/2/11	$ 390
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 10
Fidelity Securities Lending Cash Central Fund	321
Total	$ 331
Other Information

The following is a summary of the inputs used, as of August 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 94,023	$ 92,280	$ 1,743	$ -
Consumer Staples	77,919	73,871	4,048	-
Energy	111,457	111,298	159	-
Financials	112,510	110,522	1,988	-
Health Care	86,724	83,404	3,320	-
Industrials	122,219	119,532	2,687	-
Information Technology	140,212	137,869	1,156	1,187
Materials	55,538	55,538	-	-
Telecommunication Services	11,406	9,688	1,718	-
Utilities	23,789	22,540	1,249	-
Investment Companies	1,536	1,536	-	-
Corporate Bonds	1,577	-	1,179	398
Money Market Funds	16,606	16,606	-	-
Total Investments in Securities:	$ 855,516	$ 834,684	$ 19,247	$ 1,585
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	1,585
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 1,585
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At August 31, 2011, the cost of investment securities for income tax purposes was $865,612,000. Net unrealized depreciation aggregated $10,096,000, of which $86,608,000 related to appreciated investment securities and $96,704,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Equity
Growth Fund
Class A
Class T
Class B
Class C
Institutional Class

August 31, 2011

1.805739.107

EPG-QTLY-1011

Investments August 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 14.4%
Auto Components - 0.8%
Gentex Corp.	876,347	$ 22,737
Automobiles - 1.1%
Harley-Davidson, Inc.	578,240	22,355
Tesla Motors, Inc. (a)(d)	391,531	9,686
		32,041
Diversified Consumer Services - 1.0%
Anhanguera Educacional Participacoes SA	229,000	3,798
Kroton Educacional SA unit (a)	307,600	3,420
Weight Watchers International, Inc.	344,850	20,870
		28,088
Hotels, Restaurants & Leisure - 3.4%
Arcos Dorados Holdings, Inc.	74,200	2,046
Chipotle Mexican Grill, Inc. (a)	12,600	3,948
McDonald's Corp.	641,600	58,039
Starbucks Corp.	755,801	29,189
Starwood Hotels & Resorts Worldwide, Inc.	98,455	4,387
		97,609
Household Durables - 0.4%
Tupperware Brands Corp.	186,708	12,416
Internet & Catalog Retail - 1.2%
Amazon.com, Inc. (a)	161,680	34,808
Media - 0.5%
Discovery Communications, Inc. Class C (a)	335,509	13,256
Multiline Retail - 1.4%
Dollarama, Inc.	566,945	18,962
Dollarama, Inc. (e)	108,600	3,632
Target Corp.	329,012	17,000
		39,594
Specialty Retail - 4.0%
Bed Bath & Beyond, Inc. (a)	226,479	12,878
GNC Holdings, Inc.	187,816	4,545
GOME Electrical Appliances Holdings Ltd.	5,908,000	2,534
Home Depot, Inc.	229,100	7,647
Lowe's Companies, Inc.	491,454	9,795
Ross Stores, Inc.	230,058	17,605
SuperGroup PLC (a)(d)	185,940	3,019
TJX Companies, Inc.	288,341	15,749
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	342,863	$ 20,256
Vitamin Shoppe, Inc. (a)	452,803	20,059
		114,087
Textiles, Apparel & Luxury Goods - 0.6%
Arezzo Industria e Comercio SA	15,000	207
Burberry Group PLC	130,192	2,911
NIKE, Inc. Class B	176,989	15,336
		18,454
TOTAL CONSUMER DISCRETIONARY		413,090
CONSUMER STAPLES - 7.1%
Beverages - 1.1%
The Coca-Cola Co.	441,359	31,094
Food & Staples Retailing - 0.4%
Chefs' Warehouse Holdings (a)	43,400	629
Costco Wholesale Corp.	56,500	4,438
Droga Raia SA	138,000	2,427
Drogasil SA	216,563	1,700
Whole Foods Market, Inc.	48,156	3,180
		12,374
Food Products - 1.5%
Green Mountain Coffee Roasters, Inc. (a)	242,264	25,375
Mead Johnson Nutrition Co. Class A	242,500	17,278
		42,653
Household Products - 0.8%
Colgate-Palmolive Co.	266,455	23,973
Personal Products - 1.4%
Estee Lauder Companies, Inc. Class A	35,490	3,466
Herbalife Ltd.	633,602	35,355
		38,821
Tobacco - 1.9%
British American Tobacco PLC sponsored ADR	248,700	22,286
Philip Morris International, Inc.	472,300	32,740
		55,026
TOTAL CONSUMER STAPLES		203,941
Common Stocks - continued
	Shares	Value (000s)
ENERGY - 12.3%
Energy Equipment & Services - 8.7%
Aker Solutions ASA	555,633	$ 7,250
Baker Hughes, Inc.	855,152	52,258
Cameron International Corp. (a)	218,300	11,343
Dresser-Rand Group, Inc. (a)	258,404	10,969
Halliburton Co.	1,700,547	75,453
ION Geophysical Corp. (a)	604,100	4,271
Kvaerner ASA (a)	555,633	1,072
National Oilwell Varco, Inc.	167,400	11,068
Oceaneering International, Inc.	398,332	17,005
Oil States International, Inc. (a)	122,900	8,121
Schlumberger Ltd.	451,966	35,308
Transocean Ltd. (United States)	235,100	13,170
Vantage Drilling Co. (a)	762,100	1,166
		248,454
Oil, Gas & Consumable Fuels - 3.6%
Anadarko Petroleum Corp.	120,319	8,874
Apache Corp.	77,722	8,011
Atlas Pipeline Partners, LP	284,071	8,641
Concho Resources, Inc. (a)	141,187	12,276
Noble Energy, Inc.	100,100	8,845
Occidental Petroleum Corp.	437,673	37,964
Pioneer Natural Resources Co.	57,100	4,464
Valero Energy Corp.	337,300	7,663
Whiting Petroleum Corp. (a)	133,399	6,284
		103,022
TOTAL ENERGY		351,476
FINANCIALS - 5.8%
Capital Markets - 2.7%
BlackRock, Inc. Class A	121,600	20,034
Charles Schwab Corp.	651,901	8,038
GP Investments Ltd. (depositary receipt) (a)	1,025,781	2,893
HFF, Inc. (a)	86,800	1,026
Invesco Ltd.	883,528	16,169
JMP Group, Inc.	107,200	728
Morgan Stanley	373,900	6,543
Noah Holdings Ltd. ADR (d)	493,850	6,089
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
T. Rowe Price Group, Inc.	144,842	$ 7,746
The Blackstone Group LP	643,300	8,820
		78,086
Commercial Banks - 1.1%
Wells Fargo & Co.	1,206,417	31,487
Consumer Finance - 0.3%
Shriram Transport Finance Co. Ltd.	545,919	7,609
Diversified Financial Services - 1.4%
CME Group, Inc.	75,829	20,255
JPMorgan Chase & Co.	530,759	19,935
		40,190
Real Estate Management & Development - 0.3%
BR Malls Participacoes SA	701,400	7,821
TOTAL FINANCIALS		165,193
HEALTH CARE - 5.5%
Biotechnology - 1.2%
Amarin Corp. PLC ADR (a)	428,000	4,926
Amgen, Inc.	134,600	7,458
Biogen Idec, Inc. (a)	198,600	18,708
Human Genome Sciences, Inc. (a)	337,984	4,350
		35,442
Health Care Providers & Services - 0.4%
HMS Holdings Corp. (a)	148,200	3,887
Odontoprev SA	89,300	1,543
VCA Antech, Inc. (a)	330,520	6,118
		11,548
Life Sciences Tools & Services - 0.3%
Illumina, Inc. (a)	93,081	4,850
Sequenom, Inc. (a)	450,668	2,763
		7,613
Pharmaceuticals - 3.6%
Aegerion Pharmaceuticals, Inc.	95,100	1,381
Allergan, Inc.	129,499	10,594
Novo Nordisk A/S Series B	339,316	36,148
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Perrigo Co.	221,526	$ 20,987
Valeant Pharmaceuticals International, Inc. (Canada)	786,354	35,254
		104,364
TOTAL HEALTH CARE		158,967
INDUSTRIALS - 15.2%
Aerospace & Defense - 7.5%
Esterline Technologies Corp. (a)	314,271	23,661
Goodrich Corp.	479,100	42,726
Honeywell International, Inc.	509,865	24,377
Precision Castparts Corp.	227,147	37,218
TransDigm Group, Inc. (a)	132,394	12,162
United Technologies Corp.	989,312	73,456
		213,600
Building Products - 0.4%
A.O. Smith Corp.	266,764	10,481
Commercial Services & Supplies - 0.7%
Cintas Corp.	291,266	9,315
KAR Auction Services, Inc. (a)	338,585	4,967
Waste Connections, Inc.	172,200	5,956
		20,238
Construction & Engineering - 0.4%
Jacobs Engineering Group, Inc. (a)	334,200	12,446
Electrical Equipment - 2.5%
AMETEK, Inc.	170,948	6,681
Emerson Electric Co.	637,800	29,690
Polypore International, Inc. (a)	246,459	15,199
Regal-Beloit Corp.	136,800	8,042
Roper Industries, Inc.	153,666	11,825
		71,437
Industrial Conglomerates - 1.3%
Danaher Corp.	815,565	37,361
Machinery - 0.8%
CLARCOR, Inc.	366,770	17,069
Flowserve Corp.	52,000	4,906
WABCO Holdings, Inc. (a)	47,601	2,221
		24,196
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Professional Services - 0.5%
51job, Inc. sponsored ADR (a)	80,064	$ 4,468
CoStar Group, Inc. (a)	35,535	1,819
Qualicorp SA	453,300	4,100
Robert Half International, Inc.	161,600	3,865
		14,252
Trading Companies & Distributors - 1.1%
Mills Estruturas e Servicos de Engenharia SA	522,000	6,561
MSC Industrial Direct Co., Inc. Class A	50,700	3,127
W.W. Grainger, Inc.	131,562	20,274
		29,962
TOTAL INDUSTRIALS		433,973
INFORMATION TECHNOLOGY - 30.6%
Communications Equipment - 2.2%
QUALCOMM, Inc.	1,154,913	59,432
ViaSat, Inc. (a)	84,140	2,987
		62,419
Computers & Peripherals - 8.8%
Apple, Inc. (a)	570,989	219,734
EMC Corp. (a)	472,375	10,671
NetApp, Inc. (a)	335,544	12,623
OCZ Technology Group, Inc. (a)(d)	788,643	4,472
SanDisk Corp. (a)	135,085	4,951
		252,451
Electronic Equipment & Components - 0.5%
Amphenol Corp. Class A	54,800	2,575
IPG Photonics Corp. (a)	94,506	5,479
Keyence Corp.	24,000	6,464
		14,518
Internet Software & Services - 6.1%
Baidu.com, Inc. sponsored ADR (a)	36,604	5,336
Dice Holdings, Inc. (a)	597,771	6,032
eBay, Inc. (a)	481,698	14,870
Google, Inc. Class A (a)	191,167	103,414
KIT Digital, Inc. (a)(d)	1,113,922	12,331
Mercadolibre, Inc.	62,300	4,198
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Velti PLC (a)	968,841	$ 9,165
VeriSign, Inc.	636,457	19,826
		175,172
IT Services - 3.5%
Accenture PLC Class A	933,899	50,048
Cognizant Technology Solutions Corp. Class A (a)	350,494	22,239
Fidelity National Information Services, Inc.	303,962	8,566
Heartland Payment Systems, Inc.	516,506	11,110
MasterCard, Inc. Class A	17,600	5,803
ServiceSource International, Inc.	135,500	2,448
		100,214
Semiconductors & Semiconductor Equipment - 2.2%
ARM Holdings PLC sponsored ADR	879,434	24,255
ASML Holding NV	166,900	5,887
Avago Technologies Ltd.	235,680	7,803
Broadcom Corp. Class A	290,223	10,346
Freescale Semiconductor Holdings I Ltd.	274,077	3,152
Linear Technology Corp.	228,400	6,539
NXP Semiconductors NV	238,800	3,890
		61,872
Software - 7.3%
ANSYS, Inc. (a)	119,256	6,437
Ariba, Inc. (a)	1,161,047	31,499
Check Point Software Technologies Ltd. (a)	352,400	19,185
Citrix Systems, Inc. (a)	338,343	20,446
Computer Modelling Group Ltd.	281,800	3,756
Concur Technologies, Inc. (a)	60,290	2,521
Intuit, Inc.	373,191	18,410
Kingdee International Software Group Co. Ltd.	8,073,600	3,277
Oracle Corp.	1,826,713	51,276
RealPage, Inc.	99,396	2,069
Red Hat, Inc. (a)	164,200	6,492
salesforce.com, Inc. (a)	208,273	26,815
SolarWinds, Inc. (a)	257,379	6,375
VMware, Inc. Class A (a)	121,848	11,498
		210,056
TOTAL INFORMATION TECHNOLOGY		876,702
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 6.9%
Chemicals - 3.1%
Albemarle Corp.	92,900	$ 4,711
CF Industries Holdings, Inc.	49,750	9,095
Ecolab, Inc. (d)	92,700	4,969
FMC Corp.	151,300	11,488
Lanxess AG	74,700	4,661
Monsanto Co.	216,219	14,904
Praxair, Inc.	151,800	14,951
The Mosaic Co.	210,273	14,957
W.R. Grace & Co. (a)	248,476	9,795
		89,531
Containers & Packaging - 0.1%
Lock & Lock Co. Ltd.	56,850	1,679
Metals & Mining - 3.7%
Grande Cache Coal Corp. (a)	2,300,900	18,093
Iluka Resources Ltd.	915,012	16,028
Kenmare Resources PLC (a)	12,018,572	8,909
Major Drilling Group International, Inc.	594,000	7,892
Mirabela Nickel Ltd. (a)	2,804,991	4,979
Newmont Mining Corp.	507,821	31,800
Teck Resources Ltd. Class B (sub. vtg.)	107,900	4,793
Walter Energy, Inc.	157,400	12,866
		105,360
TOTAL MATERIALS		196,570
TELECOMMUNICATION SERVICES - 1.6%
Wireless Telecommunication Services - 1.6%
American Tower Corp. Class A (a)	301,417	16,234
TIM Participacoes SA sponsored ADR (d)	996,874	31,043
		47,277
TOTAL COMMON STOCKS (Cost $2,605,024)		2,847,189
Money Market Funds - 1.8%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.11% (b)	16,520,415	$ 16,520
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	35,413,966	35,414
TOTAL MONEY MARKET FUNDS (Cost $51,934)		51,934
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $2,656,958)		2,899,123
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(34,979)
NET ASSETS - 100%		$ 2,864,144
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,632,000 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 44
Fidelity Securities Lending Cash Central Fund	352
Total	$ 396
Other Information

The following is a summary of the inputs used, as of August 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 413,090	$ 413,090	$ -	$ -
Consumer Staples	203,941	203,941	-	-
Energy	351,476	351,476	-	-
Financials	165,193	157,584	7,609	-
Health Care	158,967	122,819	36,148	-
Industrials	433,973	433,973	-	-
Information Technology	876,702	870,238	6,464	-
Materials	196,570	196,570	-	-
Telecommunication Services	47,277	47,277	-	-
Money Market Funds	51,934	51,934	-	-
Total Investments in Securities:	$ 2,899,123	$ 2,848,902	$ 50,221	$ -
Income Tax Information

At August 31, 2011, the cost of investment securities for income tax purposes was $2,670,928,000. Net unrealized appreciation aggregated $228,195,000, of which $425,160,000 related to appreciated investment securities and $196,965,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Equity
Income Fund
Class A
Class T
Class B
Class C
Institutional Class

August 31, 2011

1.805771.107

EPI-QTLY-1011

Investments August 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 6.2%
Distributors - 0.5%
Indiabulls Wholesale Services Ltd.	81,665	$ 9
Li & Fung Ltd.	5,684,000	10,250
		10,259
Hotels, Restaurants & Leisure - 0.1%
Einstein Noah Restaurant Group, Inc.	145,134	2,173
Household Durables - 0.7%
KB Home	194,318	1,281
Lennar Corp. Class A	354,400	5,210
PulteGroup, Inc. (a)	695,600	3,339
Whirlpool Corp. (d)	95,183	5,967
		15,797
Leisure Equipment & Products - 0.2%
Hasbro, Inc.	84,334	3,267
Media - 2.6%
Comcast Corp. Class A	1,389,000	29,877
Interpublic Group of Companies, Inc.	383,323	3,308
Time Warner, Inc.	789,809	25,005
		58,190
Multiline Retail - 1.2%
Macy's, Inc.	185,480	4,813
Target Corp.	413,367	21,359
		26,172
Specialty Retail - 0.7%
Best Buy Co., Inc.	333,847	8,543
Lowe's Companies, Inc.	324,000	6,457
OfficeMax, Inc. (a)	213,300	1,337
		16,337
Textiles, Apparel & Luxury Goods - 0.2%
Ports Design Ltd.	1,238,000	2,035
VF Corp.	21,204	2,482
		4,517
TOTAL CONSUMER DISCRETIONARY		136,712
CONSUMER STAPLES - 7.4%
Beverages - 0.9%
PepsiCo, Inc.	305,165	19,662
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - 0.0%
CVS Caremark Corp.	47	$ 2
Food Products - 0.8%
Danone	154,600	10,564
Unilever NV (NY Reg.)	217,600	7,398
		17,962
Household Products - 3.0%
Kimberly-Clark Corp.	96,712	6,689
Procter & Gamble Co.	842,733	53,665
Reckitt Benckiser Group PLC	99,099	5,270
		65,624
Personal Products - 0.1%
Nu Skin Enterprises, Inc. Class A	82,192	3,476
Tobacco - 2.6%
Altria Group, Inc.	384,100	10,444
British American Tobacco PLC sponsored ADR	301,700	27,035
Lorillard, Inc.	56,355	6,279
Philip Morris International, Inc.	183,200	12,699
		56,457
TOTAL CONSUMER STAPLES		163,183
ENERGY - 11.9%
Energy Equipment & Services - 1.6%
Exterran Partners LP	257,385	5,866
Halliburton Co.	44,200	1,961
Noble Corp.	341,417	11,526
Transocean Ltd. (United States)	258,948	14,506
Trinidad Drilling Ltd.	223,100	1,848
		35,707
Oil, Gas & Consumable Fuels - 10.3%
Apache Corp.	103,400	10,657
ARC Resources Ltd. (d)	163,500	4,057
BP PLC sponsored ADR	318,087	12,529
Buckeye Partners LP	41,650	2,623
Chevron Corp.	903,130	89,329
Daylight Energy Ltd. (d)	1,020,600	8,234
EXCO Resources, Inc.	577,000	7,720
Exxon Mobil Corp.	207,172	15,339
Kinder Morgan Holding Co. LLC (d)	90,900	2,350
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Legacy Reserves LP	199,299	$ 5,493
Penn West Petroleum Ltd.	457,600	8,571
PetroBakken Energy Ltd. Class A (d)	153,500	1,859
Pioneer Southwest Energy Partners LP	52,298	1,497
Royal Dutch Shell PLC Class A sponsored ADR	522,700	35,047
Total SA sponsored ADR (d)	411,900	20,200
		225,505
TOTAL ENERGY		261,212
FINANCIALS - 23.4%
Capital Markets - 4.6%
AllianceBernstein Holding LP	59,800	1,014
Apollo Global Management LLC Class A	145,416	1,886
Ashmore Group PLC	1,572,148	10,323
Bank of New York Mellon Corp.	654,610	13,531
Goldman Sachs Group, Inc.	218,591	25,405
KKR & Co. LP	917,257	11,741
Man Group PLC	915,800	3,331
Morgan Stanley	1,283,701	22,465
The Blackstone Group LP	844,900	11,584
		101,280
Commercial Banks - 6.2%
BB&T Corp.	682,214	15,207
Comerica, Inc.	182,280	4,665
M&T Bank Corp.	120,700	9,182
PNC Financial Services Group, Inc.	185,989	9,325
Standard Chartered PLC (United Kingdom)	143,030	3,251
SunTrust Banks, Inc.	82,300	1,638
U.S. Bancorp	736,700	17,099
Wells Fargo & Co.	2,930,392	76,483
		136,850
Diversified Financial Services - 5.3%
Citigroup, Inc.	265,700	8,250
JPMorgan Chase & Co.	2,552,947	95,890
KKR Financial Holdings LLC	1,022,270	8,843
New Academy Holding Co. LLC unit (a)(g)(h)	52,800	5,301
		118,284
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - 3.0%
ACE Ltd.	206,300	$ 13,323
AFLAC, Inc.	96,600	3,644
Cincinnati Financial Corp. (d)	118,500	3,309
Everest Re Group Ltd.	135,900	10,967
Fidelity National Financial, Inc. Class A	343,814	5,841
Hanover Insurance Group, Inc.	123,730	4,395
MetLife, Inc.	244,000	8,198
MetLife, Inc. unit (a)	61,700	4,027
Old Republic International Corp.	302,300	3,005
The Chubb Corp.	142,400	8,813
		65,522
Real Estate Investment Trusts - 3.6%
American Capital Agency Corp.	145,112	4,137
Annaly Capital Management, Inc.	528,400	9,580
Brandywine Realty Trust (SBI)	391,100	3,888
Camden Property Trust (SBI)	36,892	2,465
Chimera Investment Corp.	1,305,350	3,955
Digital Realty Trust, Inc. (d)	67,300	4,021
HCP, Inc.	232,538	8,669
Highwoods Properties, Inc. (SBI)	126,662	4,149
Mid-America Apartment Communities, Inc.	53,373	3,815
Omega Healthcare Investors, Inc.	196,100	3,559
Rayonier, Inc.	115,043	4,825
Two Harbors Investment Corp.	529,746	5,070
Ventas, Inc. (d)	271,138	14,500
Weyerhaeuser Co.	350,621	6,322
		78,955
Thrifts & Mortgage Finance - 0.7%
First Niagara Financial Group, Inc.	769,859	8,284
Hudson City Bancorp, Inc.	143,900	894
New York Community Bancorp, Inc.	303,767	3,891
People's United Financial, Inc.	171,400	2,014
		15,083
TOTAL FINANCIALS		515,974
HEALTH CARE - 11.5%
Biotechnology - 0.2%
PDL BioPharma, Inc. (d)	822,200	5,024
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - 0.8%
Baxter International, Inc.	74,900	$ 4,193
Covidien PLC	232,700	12,142
Meridian Bioscience, Inc.	98,000	1,813
		18,148
Health Care Providers & Services - 0.3%
Brookdale Senior Living, Inc. (a)	150,659	2,427
Medco Health Solutions, Inc. (a)	60,500	3,275
		5,702
Pharmaceuticals - 10.2%
Abbott Laboratories	352,700	18,520
AstraZeneca PLC sponsored ADR (d)	107,100	5,079
GlaxoSmithKline PLC	830,877	17,694
Johnson & Johnson	515,081	33,892
Merck & Co., Inc.	1,440,691	47,716
Pfizer, Inc.	3,277,179	62,201
Roche Holding AG (participation certificate)	130,421	22,832
Sanofi-aventis	198,274	14,461
Teva Pharmaceutical Industries Ltd. sponsored ADR	52,100	2,155
		224,550
TOTAL HEALTH CARE		253,424
INDUSTRIALS - 9.8%
Aerospace & Defense - 2.0%
Honeywell International, Inc.	220,162	10,526
Lockheed Martin Corp.	129,800	9,630
The Boeing Co.	184,500	12,336
United Technologies Corp.	146,187	10,854
		43,346
Airlines - 0.3%
Ryanair Holdings PLC sponsored ADR	237,400	6,272
Building Products - 0.3%
Lennox International, Inc.	31,000	968
Masco Corp.	568,100	5,039
		6,007
Commercial Services & Supplies - 1.0%
Avery Dennison Corp.	110,626	3,220
Healthcare Services Group, Inc.	30,918	485
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Republic Services, Inc.	599,715	$ 18,207
US Ecology, Inc.	24,209	443
		22,355
Construction & Engineering - 0.2%
Chiyoda Corp.	402,000	4,359
Industrial Conglomerates - 3.4%
General Electric Co.	3,680,719	60,033
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.)	759,000	16,068
		76,101
Machinery - 1.4%
Briggs & Stratton Corp.	285,552	4,612
Charter International PLC	404,700	5,014
Douglas Dynamics, Inc.	367,300	5,333
Harsco Corp.	47,600	1,088
Ingersoll-Rand Co. Ltd.	326,100	10,928
PACCAR, Inc.	54,260	2,042
Parker Hannifin Corp.	15,600	1,146
		30,163
Professional Services - 0.3%
Bureau Veritas SA	44,103	3,597
Michael Page International PLC	336,400	2,130
		5,727
Road & Rail - 0.8%
Union Pacific Corp.	193,010	17,790
Trading Companies & Distributors - 0.1%
Watsco, Inc.	51,500	3,072
TOTAL INDUSTRIALS		215,192
INFORMATION TECHNOLOGY - 9.6%
Communications Equipment - 1.8%
Cisco Systems, Inc.	2,299,241	36,052
HTC Corp.	120,750	3,146
		39,198
Computers & Peripherals - 1.3%
Hewlett-Packard Co.	1,077,614	28,050
Seagate Technology	86,400	1,001
		29,051
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 1.1%
Coretronic Corp.	1,126,000	$ 1,015
Corning, Inc.	976,300	14,674
Everlight Electronics Co. Ltd.	1,212,000	2,264
TE Connectivity Ltd.	165,353	5,063
		23,016
IT Services - 2.6%
International Business Machines Corp.	125,000	21,489
Paychex, Inc.	883,143	23,827
Visa, Inc. Class A	134,294	11,802
		57,118
Semiconductors & Semiconductor Equipment - 2.3%
Applied Materials, Inc.	889,100	10,065
ASM Pacific Technology Ltd.	471,100	4,865
Epistar Corp.	885,000	1,891
KLA-Tencor Corp.	389,119	14,273
Siliconware Precision Industries Co. Ltd. sponsored ADR	1,742,972	8,000
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (d)	951,100	11,385
		50,479
Software - 0.5%
Microsoft Corp.	445,800	11,858
TOTAL INFORMATION TECHNOLOGY		210,720
MATERIALS - 0.9%
Chemicals - 0.4%
Cabot Corp.	92,200	3,174
Olin Corp.	54,800	1,093
PPG Industries, Inc.	68,064	5,213
		9,480
Metals & Mining - 0.5%
Commercial Metals Co.	222,400	2,613
Nucor Corp.	233,200	8,414
		11,027
TOTAL MATERIALS		20,507
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 4.6%
Diversified Telecommunication Services - 4.6%
AT&T, Inc.	1,429,169	$ 40,703
CenturyLink, Inc.	617,825	22,334
Deutsche Telekom AG	420,000	5,313
Telefonica SA	157,659	3,278
Verizon Communications, Inc.	808,728	29,252
		100,880
UTILITIES - 6.3%
Electric Utilities - 4.7%
American Electric Power Co., Inc.	778,236	30,063
Duke Energy Corp.	1,088,800	20,589
FirstEnergy Corp.	267,687	11,845
NextEra Energy, Inc.	62,000	3,517
PPL Corp.	591,390	17,079
Southern Co.	484,600	20,043
		103,136
Multi-Utilities - 1.6%
Alliant Energy Corp.	62,811	2,548
National Grid PLC	1,172,200	11,813
PG&E Corp.	131,807	5,582
Public Service Enterprise Group, Inc.	250,029	8,533
TECO Energy, Inc.	348,000	6,368
		34,844
TOTAL UTILITIES		137,980
TOTAL COMMON STOCKS (Cost $2,094,182)		2,015,784
Preferred Stocks - 4.7%

Convertible Preferred Stocks - 2.8%
CONSUMER DISCRETIONARY - 0.4%
Automobiles - 0.2%
General Motors Co. 4.75%	125,200	4,992
Media - 0.2%
Interpublic Group of Companies, Inc. 5.25%	3,500	3,319
TOTAL CONSUMER DISCRETIONARY		8,311
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
ATP Oil & Gas Corp. Series B, 8.00% (a)	39,400	$ 3,137
FINANCIALS - 1.1%
Commercial Banks - 0.4%
Huntington Bancshares, Inc. 8.50%	5,200	5,720
Wells Fargo & Co. 7.50%	3,800	3,956
		9,676
Diversified Financial Services - 0.4%
2010 Swift Mandatory Common Exchange Security Trust 6.00% (e)	330,300	3,070
Citigroup, Inc. 7.50%	49,100	4,645
		7,715
Insurance - 0.1%
Hartford Financial Services Group, Inc. Series F 7.25%	94,880	2,060
Real Estate Investment Trusts - 0.2%
Health Care REIT, Inc. Series I, 6.50%	101,600	4,985
TOTAL FINANCIALS		24,436
HEALTH CARE - 0.5%
Health Care Equipment & Supplies - 0.3%
Alere, Inc. 3.00% (a)	26,688	5,978
Health Care Providers & Services - 0.2%
HealthSouth Corp. Series A 6.50%	5,000	5,095
TOTAL HEALTH CARE		11,073
INDUSTRIALS - 0.1%
Professional Services - 0.1%
Nielsen Holdings B.V. 6.25%	46,800	2,729
MATERIALS - 0.2%
Metals & Mining - 0.2%
AngloGold Ashanti Holdings Finance PLC 6.00%	102,200	5,090
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
UTILITIES - 0.3%
Electric Utilities - 0.3%
PPL Corp. 8.75%	110,100	$ 6,007
TOTAL CONVERTIBLE PREFERRED STOCKS		60,783
Nonconvertible Preferred Stocks - 1.9%
CONSUMER DISCRETIONARY - 1.9%
Automobiles - 1.9%
Porsche Automobil Holding SE (Germany)	232,550	15,747
Volkswagen AG	159,294	26,535
		42,282
TOTAL PREFERRED STOCKS (Cost $105,303)		103,065
Corporate Bonds - 2.2%
	Principal Amount (000s)
Convertible Bonds - 2.1%
CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.2%
MGM Mirage, Inc. 4.25% 4/15/15	$ 5,300	5,151
ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Chesapeake Energy Corp. 2.5% 5/15/37	5,260	5,520
Peabody Energy Corp. 4.75% 12/15/66	3,920	4,591
		10,111
FINANCIALS - 0.1%
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp. 9% 4/1/63 (e)	3,390	1,648
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.1%
Teleflex, Inc. 3.875% 8/1/17	2,220	2,491
INDUSTRIALS - 0.3%
Commercial Services & Supplies - 0.3%
Covanta Holding Corp. 3.25% 6/1/14	4,590	5,255
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.1%
InterDigital, Inc. 2.5% 3/15/16 (e)	$ 2,090	$ 2,892
Internet Software & Services - 0.2%
Equinix, Inc. 4.75% 6/15/16	3,780	5,052
IT Services - 0.2%
CACI International, Inc. 2.125% 5/1/14	2,800	3,227
TOTAL INFORMATION TECHNOLOGY		11,171
MATERIALS - 0.3%
Metals & Mining - 0.3%
Newmont Mining Corp.:
1.25% 7/15/14	2,030	2,932
1.625% 7/15/17	2,870	4,268
		7,200
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Clearwire Communications LLC/Clearwire Finance, Inc. 8.25% 12/1/40 (e)	3,250	2,285
TOTAL CONVERTIBLE BONDS		45,312
Nonconvertible Bonds - 0.1%
MATERIALS - 0.0%
Paper & Forest Products - 0.0%
ABI Escrow Corp. 10.25% 10/15/18 (e)	155	163
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (e)	3,195	3,019
TOTAL NONCONVERTIBLE BONDS		3,182
TOTAL CORPORATE BONDS (Cost $51,346)		48,494
Floating Rate Loans - 0.2%
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
Asurion LLC term loan 9% 5/24/19 (f) (Cost $3,808)	$ 3,780	$ 3,619
Money Market Funds - 3.2%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	24,211,232	24,211
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	46,987,998	46,988
TOTAL MONEY MARKET FUNDS (Cost $71,199)		71,199
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $2,325,838)		2,242,161
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(41,824)
NET ASSETS - 100%		$ 2,200,337
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $13,077,000 or 0.6% of net assets.

(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(g) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes which is owned by the Fund.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,301,000 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
New Academy Holding Co. LLC unit	8/1/11	$ 5,565
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 29
Fidelity Securities Lending Cash Central Fund	432
Total	$ 461
Other Information

The following is a summary of the inputs used, as of August 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 187,305	$ 183,977	$ 3,328	$ -
Consumer Staples	163,183	163,183	-	-
Energy	264,349	261,212	3,137	-
Financials	540,410	523,027	12,082	5,301
Health Care	264,497	227,247	37,250	-
Industrials	217,921	210,833	7,088	-
Information Technology	210,720	210,720	-	-
Materials	25,597	25,597	-	-
Telecommunication Services	100,880	97,602	3,278	-
Utilities	143,987	126,167	17,820	-
Corporate Bonds	48,494	-	48,494	-
Floating Rate Loans	3,619	-	3,619	-
Money Market Funds	71,199	71,199	-	-
Total Investments in Securities:	$ 2,242,161	$ 2,100,764	$ 136,096	$ 5,301
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(264)
Cost of Purchases	5,565
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 5,301
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2011	$ (264)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At August 31, 2011, the cost of investment securities for income tax purposes was $2,358,018,000. Net unrealized depreciation aggregated $115,857,000, of which $133,512,000 related to appreciated investment securities and $249,369,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and floating rate loans, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Equity Value Fund
Class A
Class T
Class B
Class C
Institutional Class

August 31, 2011

1.805757.107

AEV-QTLY-1011

Investments August 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
CONSUMER DISCRETIONARY - 10.3%
Auto Components - 0.4%
Modine Manufacturing Co. (a)	10,900	$ 125,568
Tenneco, Inc. (a)	3,600	118,116
		243,684
Hotels, Restaurants & Leisure - 1.8%
Arcos Dorados Holdings, Inc.	2,300	63,411
Denny's Corp. (a)	62,919	238,463
Red Robin Gourmet Burgers, Inc. (a)	4,300	134,160
Starbucks Corp.	6,418	247,863
Starwood Hotels & Resorts Worldwide, Inc.	5,500	245,080
Wyndham Worldwide Corp.	8,800	285,824
		1,214,801
Household Durables - 1.2%
D.R. Horton, Inc.	42,681	449,004
Lennar Corp. Class A	24,500	360,150
		809,154
Media - 3.2%
The Walt Disney Co.	23,095	786,616
Time Warner Cable, Inc.	8,941	585,636
Time Warner, Inc.	18,800	595,208
Virgin Media, Inc.	6,853	173,792
		2,141,252
Specialty Retail - 1.5%
Advance Auto Parts, Inc.	6,600	400,752
Group 1 Automotive, Inc.	3,400	141,950
Lowe's Companies, Inc.	13,000	259,090
TJX Companies, Inc.	3,700	202,094
		1,003,886
Textiles, Apparel & Luxury Goods - 2.2%
PVH Corp.	7,800	519,948
Ralph Lauren Corp.	3,719	509,912
VF Corp.	3,900	456,534
		1,486,394
TOTAL CONSUMER DISCRETIONARY		6,899,171
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 9.6%
Beverages - 1.0%
Anheuser-Busch InBev SA NV	2,593	$ 143,142
The Coca-Cola Co.	7,400	521,330
		664,472
Food & Staples Retailing - 1.3%
Casey's General Stores, Inc.	3,000	135,000
CVS Caremark Corp.	13,300	477,603
Susser Holdings Corp. (a)	7,350	155,085
Walgreen Co.	2,200	77,462
		845,150
Food Products - 1.4%
Green Mountain Coffee Roasters, Inc. (a)	3,000	314,220
Kraft Foods, Inc. Class A	18,600	651,372
		965,592
Household Products - 3.2%
Colgate-Palmolive Co.	5,700	512,829
Procter & Gamble Co.	25,942	1,651,987
		2,164,816
Tobacco - 2.7%
British American Tobacco PLC sponsored ADR	2,900	259,869
Imperial Tobacco Group PLC	13,714	454,715
Lorillard, Inc.	2,600	289,692
Philip Morris International, Inc.	11,177	774,790
		1,779,066
TOTAL CONSUMER STAPLES		6,419,096
ENERGY - 14.8%
Energy Equipment & Services - 3.7%
Baker Hughes, Inc.	5,067	309,644
Ensco International Ltd. ADR	6,150	296,799
Halliburton Co.	3,513	155,872
National Oilwell Varco, Inc.	11,900	786,828
Noble Corp.	17,300	584,048
Oceaneering International, Inc.	9,200	392,748
		2,525,939
Oil, Gas & Consumable Fuels - 11.1%
Alpha Natural Resources, Inc. (a)	4,600	152,122
Apache Corp.	5,200	535,964
Atlas Pipeline Partners, LP	2,300	69,966
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Cabot Oil & Gas Corp.	3,500	$ 265,510
Chevron Corp.	19,697	1,948,230
Exxon Mobil Corp.	7,300	540,492
Hess Corp.	5,100	302,634
HollyFrontier Corp.	12,539	899,799
Occidental Petroleum Corp.	7,821	678,394
Pioneer Natural Resources Co.	4,600	359,582
Royal Dutch Shell PLC Class A sponsored ADR	17,100	1,146,555
Talisman Energy, Inc.	18,600	310,950
Targa Resources Corp.	2,200	65,648
Williams Companies, Inc.	5,200	140,348
		7,416,194
TOTAL ENERGY		9,942,133
FINANCIALS - 21.4%
Capital Markets - 1.6%
Goldman Sachs Group, Inc.	5,200	604,344
Morgan Stanley	26,600	465,500
		1,069,844
Commercial Banks - 5.7%
CIT Group, Inc. (a)	6,600	228,162
Comerica, Inc.	5,300	135,627
Commerce Bancshares, Inc.	3,400	134,538
Huntington Bancshares, Inc.	40,233	202,372
KeyCorp	34,709	230,468
SunTrust Banks, Inc.	12,100	240,790
U.S. Bancorp	49,066	1,138,822
Wells Fargo & Co.	58,675	1,531,418
		3,842,197
Consumer Finance - 1.0%
Capital One Financial Corp.	9,000	414,450
Discover Financial Services	10,900	274,244
		688,694
Diversified Financial Services - 5.0%
Citigroup, Inc.	41,863	1,299,846
JPMorgan Chase & Co.	53,795	2,020,535
		3,320,381
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - 4.0%
AFLAC, Inc.	8,100	$ 305,532
Fairfax Financial Holdings Ltd. (sub. vtg.)	1,100	443,617
Lincoln National Corp.	17,122	355,282
MetLife, Inc.	13,579	456,254
Prudential Financial, Inc.	10,900	547,289
Unum Group	4,700	110,638
XL Group PLC Class A	21,700	451,577
		2,670,189
Real Estate Investment Trusts - 2.9%
CBL & Associates Properties, Inc.	32,844	483,135
DiamondRock Hospitality Co.	13,900	107,586
Lexington Corporate Properties Trust	20,600	152,028
Prologis, Inc.	3,578	97,429
Public Storage	2,400	296,952
Rayonier, Inc.	3,600	150,984
The Macerich Co.	3,435	168,452
Ventas, Inc.	3,000	160,440
Weyerhaeuser Co.	16,900	304,707
		1,921,713
Real Estate Management & Development - 1.1%
CB Richard Ellis Group, Inc. Class A (a)	29,528	447,644
Forest City Enterprises, Inc. Class A (a)	5,200	69,108
Jones Lang LaSalle, Inc.	3,500	234,185
		750,937
Thrifts & Mortgage Finance - 0.1%
BankUnited, Inc.	3,100	72,695
TOTAL FINANCIALS		14,336,650
HEALTH CARE - 13.8%
Biotechnology - 2.9%
Amgen, Inc.	15,300	847,697
Anthera Pharmaceuticals, Inc. (a)	14,500	81,345
Ardea Biosciences, Inc. (a)	7,100	115,233
ARIAD Pharmaceuticals, Inc. (a)	18,500	182,040
ArQule, Inc. (a)	12,600	54,936
BioMarin Pharmaceutical, Inc. (a)	4,800	142,008
Human Genome Sciences, Inc. (a)	4,300	55,341
Pharmasset, Inc. (a)	1,800	236,376
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Theravance, Inc. (a)	5,000	$ 95,000
ZIOPHARM Oncology, Inc. (a)(d)	17,401	99,708
		1,909,684
Health Care Equipment & Supplies - 1.8%
Baxter International, Inc.	4,300	240,714
Boston Scientific Corp. (a)	34,000	230,520
Covidien PLC	6,700	349,606
Edwards Lifesciences Corp. (a)	1,000	75,450
The Cooper Companies, Inc.	2,700	203,229
Zimmer Holdings, Inc. (a)	2,343	133,293
		1,232,812
Health Care Providers & Services - 2.4%
CIGNA Corp.	8,900	415,986
Emeritus Corp. (a)	12,573	219,902
Express Scripts, Inc. (a)	5,400	253,476
Fresenius Medical Care AG & Co. KGaA sponsored ADR (d)	1,400	95,284
Humana, Inc.	1,700	131,988
McKesson Corp.	4,500	359,685
Sunrise Senior Living, Inc. (a)	19,997	148,378
		1,624,699
Pharmaceuticals - 6.7%
Bristol-Myers Squibb Co.	17,000	505,750
Cadence Pharmaceuticals, Inc. (a)	10,500	68,670
Johnson & Johnson	15,108	994,106
Merck & Co., Inc.	20,430	676,642
Pfizer, Inc.	59,429	1,127,962
Sanofi-Aventis sponsored ADR	17,100	625,347
Shire PLC	5,000	161,121
Valeant Pharmaceuticals International, Inc. (Canada)	6,500	291,411
		4,451,009
TOTAL HEALTH CARE		9,218,204
INDUSTRIALS - 7.7%
Aerospace & Defense - 1.7%
DigitalGlobe, Inc. (a)	3,300	74,778
GeoEye, Inc. (a)	2,300	83,191
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Precision Castparts Corp.	2,300	$ 376,855
United Technologies Corp.	8,430	625,928
		1,160,752
Building Products - 0.7%
Armstrong World Industries, Inc.	5,100	205,377
Owens Corning (a)	9,259	269,067
		474,444
Commercial Services & Supplies - 0.6%
Cintas Corp.	2,674	85,515
Republic Services, Inc.	7,263	220,505
The Geo Group, Inc. (a)	4,700	100,909
		406,929
Construction & Engineering - 0.6%
Chiyoda Corp.	9,000	97,590
Dycom Industries, Inc. (a)	6,000	109,380
Fluor Corp.	2,700	163,944
		370,914
Electrical Equipment - 0.3%
Regal-Beloit Corp.	3,700	217,523
Industrial Conglomerates - 3.0%
Danaher Corp.	10,000	458,100
General Electric Co.	95,147	1,551,848
		2,009,948
Machinery - 0.8%
Cummins, Inc.	3,416	317,415
Ingersoll-Rand Co. Ltd.	6,636	222,372
		539,787
TOTAL INDUSTRIALS		5,180,297
INFORMATION TECHNOLOGY - 8.5%
Communications Equipment - 1.0%
Cisco Systems, Inc.	14,600	228,928
Juniper Networks, Inc. (a)	6,400	133,952
QUALCOMM, Inc.	6,000	308,760
		671,640
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 1.0%
Hewlett-Packard Co.	21,752	$ 566,205
Western Digital Corp. (a)	4,500	132,705
		698,910
Electronic Equipment & Components - 1.1%
Arrow Electronics, Inc. (a)	11,300	352,560
TE Connectivity Ltd.	12,500	382,750
		735,310
Internet Software & Services - 0.7%
eBay, Inc. (a)	14,300	441,441
IT Services - 1.0%
Cognizant Technology Solutions Corp. Class A (a)	3,100	196,695
Fidelity National Information Services, Inc.	6,300	177,534
MasterCard, Inc. Class A	1,000	329,710
		703,939
Office Electronics - 0.4%
Xerox Corp.	30,244	251,025
Semiconductors & Semiconductor Equipment - 1.5%
Analog Devices, Inc.	4,500	148,590
Intersil Corp. Class A	20,500	230,215
KLA-Tencor Corp.	5,300	194,404
Lam Research Corp. (a)	4,900	182,084
ON Semiconductor Corp. (a)	36,089	262,367
		1,017,660
Software - 1.8%
Microsoft Corp.	27,800	739,480
Oracle Corp.	15,442	433,457
		1,172,937
TOTAL INFORMATION TECHNOLOGY		5,692,862
MATERIALS - 2.7%
Chemicals - 1.1%
Air Products & Chemicals, Inc.	4,700	384,789
Solutia, Inc. (a)	19,800	344,124
		728,913
Containers & Packaging - 0.3%
Ball Corp.	4,600	165,232
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 1.3%
Carpenter Technology Corp.	5,200	$ 262,444
Goldcorp, Inc.	3,200	166,667
Newcrest Mining Ltd.	4,582	197,225
Newmont Mining Corp.	2,400	150,288
Reliance Steel & Aluminum Co.	3,000	124,320
		900,944
TOTAL MATERIALS		1,795,089
TELECOMMUNICATION SERVICES - 5.9%
Diversified Telecommunication Services - 4.3%
AT&T, Inc.	57,770	1,645,290
CenturyLink, Inc.	6,100	220,515
China Unicom (Hong Kong) Ltd. sponsored ADR (d)	6,500	137,475
Verizon Communications, Inc.	24,600	889,782
		2,893,062
Wireless Telecommunication Services - 1.6%
American Tower Corp. Class A (a)	4,600	247,756
SBA Communications Corp. Class A (a)	6,300	238,077
Sprint Nextel Corp. (a)	145,400	546,704
		1,032,537
TOTAL TELECOMMUNICATION SERVICES		3,925,599
UTILITIES - 3.7%
Electric Utilities - 3.0%
American Electric Power Co., Inc.	14,700	567,861
Edison International	6,793	252,632
NextEra Energy, Inc.	4,700	266,584
PPL Corp.	31,478	909,085
		1,996,162
Independent Power Producers & Energy Traders - 0.7%
Calpine Corp. (a)	33,100	487,563
TOTAL UTILITIES		2,483,725
TOTAL COMMON STOCKS (Cost $62,122,629)		65,892,826
Money Market Funds - 2.0%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	1,075,994	$ 1,075,994
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	225,775	225,775
TOTAL MONEY MARKET FUNDS (Cost $1,301,769)		1,301,769
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $63,424,398)		67,194,595
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(242,745)
NET ASSETS - 100%		$ 66,951,850
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 561
Fidelity Securities Lending Cash Central Fund	1,976
Total	$ 2,537
Other Information

The following is a summary of the inputs used, as of August 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 6,899,171	$ 6,899,171	$ -	$ -
Consumer Staples	6,419,096	6,275,954	143,142	-
Energy	9,942,133	9,942,133	-	-
Financials	14,336,650	14,336,650	-	-
Health Care	9,218,204	9,057,083	161,121	-
Industrials	5,180,297	5,082,707	97,590	-
Information Technology	5,692,862	5,692,862	-	-
Materials	1,795,089	1,795,089	-	-
Telecommunication Services	3,925,599	3,925,599	-	-
Utilities	2,483,725	2,483,725	-	-
Money Market Funds	1,301,769	1,301,769	-	-
Total Investments in Securities:	$ 67,194,595	$ 66,792,742	$ 401,853	$ -
Income Tax Information

At August 31, 2011, the cost of investment securities for income tax purposes was $64,461,790. Net unrealized appreciation aggregated $2,732,805, of which $7,370,567 related to appreciated investment securities and $4,637,762 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity® Advisor Growth &
Income Fund
Class A
Class T
Class B
Class C
Institutional Class

August 31, 2011

1.805763.107

AGAI-QTLY-1011

Investments August 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.0%
Auto Components - 0.1%
Autoliv, Inc.	21,900	$ 1,222
Automobiles - 0.2%
Bayerische Motoren Werke AG (BMW)	36,829	2,982
Distributors - 0.5%
Li & Fung Ltd.	3,556,000	6,413
Diversified Consumer Services - 0.2%
Weight Watchers International, Inc.	52,386	3,170
Hotels, Restaurants & Leisure - 2.4%
Carnival Corp. unit	67,295	2,223
McDonald's Corp.	230,249	20,828
Yum! Brands, Inc.	184,874	10,052
		33,103
Household Durables - 1.2%
D.R. Horton, Inc.	377,127	3,967
Ryland Group, Inc.	354,977	4,139
Toll Brothers, Inc. (a)	377,300	6,486
Tupperware Brands Corp.	21,609	1,437
		16,029
Leisure Equipment & Products - 0.3%
Hasbro, Inc.	93,710	3,630
Media - 2.8%
Comcast Corp. Class A (special) (non-vtg.)	633,109	13,397
Kabel Deutschland Holding AG (a)	44,000	2,462
Regal Entertainment Group Class A (d)	89,361	1,168
Time Warner, Inc.	525,700	16,644
Viacom, Inc. Class B (non-vtg.)	105,211	5,075
		38,746
Multiline Retail - 2.0%
Target Corp.	529,920	27,381
Specialty Retail - 2.2%
American Eagle Outfitters, Inc.	64,200	711
Esprit Holdings Ltd.	677,200	1,901
Foot Locker, Inc.	17,700	369
Limited Brands, Inc.	40,900	1,544
Lowe's Companies, Inc.	934,839	18,631
Staples, Inc.	510,002	7,517
		30,673
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.1%
VF Corp.	9,000	$ 1,054
TOTAL CONSUMER DISCRETIONARY		164,403
CONSUMER STAPLES - 12.1%
Beverages - 4.6%
Diageo PLC	210,840	4,238
Dr Pepper Snapple Group, Inc.	187,444	7,213
PepsiCo, Inc.	462,054	29,770
The Coca-Cola Co.	310,661	21,886
		63,107
Food & Staples Retailing - 1.1%
CVS Caremark Corp.	147,201	5,286
Sysco Corp.	69,968	1,954
Walgreen Co.	209,480	7,376
		14,616
Food Products - 0.8%
Danone	158,773	10,850
Tate & Lyle PLC	83,059	782
		11,632
Household Products - 3.4%
Colgate-Palmolive Co.	108,975	9,804
Kimberly-Clark Corp.	222,208	15,368
Procter & Gamble Co.	338,624	21,564
		46,736
Tobacco - 2.2%
British American Tobacco PLC sponsored ADR	212,868	19,075
Lorillard, Inc.	100,482	11,196
		30,271
TOTAL CONSUMER STAPLES		166,362
ENERGY - 11.7%
Energy Equipment & Services - 1.2%
Exterran Partners LP	227,480	5,184
Halliburton Co.	32,090	1,424
Saipem SpA	26,820	1,204
Transocean Ltd. (United States)	146,539	8,209
		16,021
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - 10.5%
ARC Resources Ltd. (d)	115,700	$ 2,871
Atlas Pipeline Partners, LP	67,200	2,044
Bonavista Energy Corp. (a)(e)	58,600	1,550
Chevron Corp.	533,360	52,755
Daylight Energy Ltd. (d)	561,400	4,529
EXCO Resources, Inc.	126,200	1,689
Exxon Mobil Corp.	635,082	47,021
Inergy LP	9,200	261
Legacy Reserves LP	45,568	1,256
Penn West Petroleum Ltd.	97,400	1,824
PetroBakken Energy Ltd. Class A	73,300	888
QEP Resources, Inc.	44,090	1,552
Royal Dutch Shell PLC Class A (United Kingdom)	493,853	16,525
Suncor Energy, Inc.	193,300	6,195
Williams Companies, Inc.	128,861	3,478
		144,438
TOTAL ENERGY		160,459
FINANCIALS - 17.6%
Capital Markets - 3.4%
Apollo Global Management LLC Class A	177,580	2,303
Ashmore Group PLC	1,263,381	8,296
BlackRock, Inc. Class A	12,597	2,075
Charles Schwab Corp.	239,164	2,949
Goldman Sachs Group, Inc.	59,798	6,950
ICAP PLC	127,900	987
KKR & Co. LP	364,950	4,671
Morgan Stanley	371,519	6,502
Northern Trust Corp.	135,452	5,205
State Street Corp.	39,745	1,412
The Blackstone Group LP	340,300	4,666
		46,016
Commercial Banks - 7.5%
BB&T Corp.	575,350	12,825
DBS Group Holdings Ltd.	151,164	1,663
FirstMerit Corp.	28,584	356
Regions Financial Corp.	1,142,265	5,186
Standard Chartered PLC (United Kingdom)	223,583	5,083
SunTrust Banks, Inc.	229,102	4,559
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
U.S. Bancorp	779,648	$ 18,096
Wells Fargo & Co.	2,007,814	52,404
Zions Bancorporation	190,995	3,331
		103,503
Diversified Financial Services - 4.7%
Citigroup, Inc.	288,050	8,944
JPMorgan Chase & Co.	1,222,838	45,930
KKR Financial Holdings LLC	1,158,552	10,021
		64,895
Insurance - 0.4%
Fidelity National Financial, Inc. Class A	64,552	1,097
Genworth Financial, Inc. Class A (a)	331,457	2,290
MetLife, Inc. unit (a)	33,400	2,180
		5,567
Real Estate Investment Trusts - 1.4%
American Capital Agency Corp.	52,600	1,500
CBL & Associates Properties, Inc.	219,844	3,234
Public Storage	53,000	6,558
Ventas, Inc.	89,031	4,761
Weyerhaeuser Co.	203,069	3,661
		19,714
Thrifts & Mortgage Finance - 0.2%
First Niagara Financial Group, Inc.	183,250	1,972
MGIC Investment Corp. (a)	4,000	10
Radian Group, Inc.	180,777	602
		2,584
TOTAL FINANCIALS		242,279
HEALTH CARE - 10.4%
Biotechnology - 1.4%
Amgen, Inc.	298,743	16,552
ARIAD Pharmaceuticals, Inc. (a)	111,257	1,095
SIGA Technologies, Inc. (a)	231,059	1,326
		18,973
Health Care Equipment & Supplies - 0.2%
Alere, Inc. (a)	73,952	1,847
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Meridian Bioscience, Inc.	79,579	$ 1,472
Steris Corp.	4,200	135
		3,454
Health Care Providers & Services - 1.7%
Brookdale Senior Living, Inc. (a)	152,900	2,463
Express Scripts, Inc. (a)	26,300	1,235
McKesson Corp.	166,200	13,284
Medco Health Solutions, Inc. (a)	114,709	6,210
		23,192
Life Sciences Tools & Services - 0.3%
QIAGEN NV (a)(d)	230,162	3,554
Pharmaceuticals - 6.8%
Abbott Laboratories	166,000	8,717
Cardiome Pharma Corp. (a)	136,046	518
GlaxoSmithKline PLC sponsored ADR	370,431	15,866
Johnson & Johnson	250,622	16,491
Merck & Co., Inc.	720,190	23,853
Pfizer, Inc.	1,023,896	19,434
Roche Holding AG (participation certificate)	36,879	6,456
Sanofi-aventis	36,210	2,641
		93,976
TOTAL HEALTH CARE		143,149
INDUSTRIALS - 13.4%
Aerospace & Defense - 3.9%
Embraer SA sponsored ADR	96,200	2,452
Goodrich Corp.	30,500	2,720
Honeywell International, Inc.	247,842	11,849
Rockwell Collins, Inc.	187,600	9,466
The Boeing Co.	180,500	12,068
United Technologies Corp.	203,436	15,105
		53,660
Air Freight & Logistics - 0.3%
C.H. Robinson Worldwide, Inc.	42,114	2,969
United Parcel Service, Inc. Class B	29,200	1,968
		4,937
Building Products - 0.9%
Lennox International, Inc.	81,916	2,557
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Building Products - continued
Owens Corning (a)	242,100	$ 7,035
Quanex Building Products Corp.	222,398	2,871
		12,463
Commercial Services & Supplies - 0.7%
Aggreko PLC	18,018	567
Covanta Holding Corp.	46,800	768
Healthcare Services Group, Inc.	126,782	1,988
Interface, Inc. Class A	18,240	275
Republic Services, Inc.	128,091	3,889
Waste Management, Inc.	53,659	1,773
		9,260
Electrical Equipment - 0.6%
Emerson Electric Co.	189,083	8,802
Industrial Conglomerates - 3.6%
Danaher Corp.	222,600	10,197
General Electric Co.	1,521,460	24,815
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.) (d)	664,570	14,069
		49,081
Machinery - 2.2%
Atlas Copco AB (A Shares)	5,600	126
Charter International PLC	593,135	7,348
Douglas Dynamics, Inc.	123,438	1,792
Graco, Inc.	35,522	1,402
Ingersoll-Rand Co. Ltd.	456,089	15,284
PACCAR, Inc.	59,648	2,245
SPX Corp.	27,966	1,591
		29,788
Professional Services - 0.8%
Bureau Veritas SA	93,012	7,586
Michael Page International PLC	577,471	3,657
		11,243
Trading Companies & Distributors - 0.4%
Air Lease Corp. Class A	30,271	690
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - continued
Beacon Roofing Supply, Inc. (a)	82,200	$ 1,526
Watsco, Inc.	57,053	3,403
		5,619
TOTAL INDUSTRIALS		184,853
INFORMATION TECHNOLOGY - 17.4%
Communications Equipment - 2.4%
Cisco Systems, Inc.	1,190,360	18,665
HTC Corp.	20,500	534
Juniper Networks, Inc. (a)	287,641	6,020
QUALCOMM, Inc.	161,900	8,331
		33,550
Computers & Peripherals - 5.2%
Apple, Inc. (a)	131,270	50,517
EMC Corp. (a)	432,133	9,762
Hewlett-Packard Co.	415,055	10,804
		71,083
Electronic Equipment & Components - 0.8%
Coretronic Corp.	2,419,000	2,180
Corning, Inc.	474,092	7,126
Everlight Electronics Co. Ltd.	958,000	1,790
		11,096
Internet Software & Services - 1.8%
eBay, Inc. (a)	68,750	2,122
Google, Inc. Class A (a)	41,813	22,619
		24,741
IT Services - 4.5%
Cognizant Technology Solutions Corp. Class A (a)	28,300	1,796
Fidelity National Information Services, Inc.	154,106	4,343
International Business Machines Corp.	75,500	12,979
MasterCard, Inc. Class A	54,378	17,929
Paychex, Inc.	442,152	11,929
Visa, Inc. Class A	147,596	12,971
		61,947
Office Electronics - 0.1%
Xerox Corp.	84,400	701
Semiconductors & Semiconductor Equipment - 0.9%
KLA-Tencor Corp.	89,114	3,269
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Siliconware Precision Industries Co. Ltd. sponsored ADR	885,811	$ 4,066
Taiwan Semiconductor Manufacturing Co. Ltd.	557,000	1,336
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	328,381	3,931
		12,602
Software - 1.7%
ANSYS, Inc. (a)	39,436	2,129
Autonomy Corp. PLC (a)	65,403	2,676
Microsoft Corp.	607,129	16,150
Oracle Corp.	100,100	2,810
		23,765
TOTAL INFORMATION TECHNOLOGY		239,485
MATERIALS - 1.0%
Chemicals - 0.8%
Air Products & Chemicals, Inc.	28,382	2,324
BASF AG	9,750	696
Dow Chemical Co.	24,181	688
Ecolab, Inc.	40,867	2,190
PPG Industries, Inc.	20,500	1,570
Praxair, Inc.	38,517	3,794
		11,262
Metals & Mining - 0.2%
Nucor Corp.	60,584	2,186
TOTAL MATERIALS		13,448
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
Koninklijke KPN NV	206,948	2,931
UTILITIES - 1.5%
Electric Utilities - 0.6%
American Electric Power Co., Inc.	61,900	2,391
FirstEnergy Corp.	15,678	694
NextEra Energy, Inc.	27,500	1,560
PPL Corp.	134,366	3,880
		8,525
Gas Utilities - 0.2%
National Fuel Gas Co.	47,509	2,915
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Multi-Utilities - 0.7%
National Grid PLC	935,886	$ 9,431
TOTAL UTILITIES		20,871
TOTAL COMMON STOCKS (Cost $1,390,840)		1,338,240
Preferred Stocks - 1.8%

Convertible Preferred Stocks - 0.6%
HEALTH CARE - 0.5%
Health Care Equipment & Supplies - 0.4%
Alere, Inc. 3.00% (a)	26,752	5,992
Health Care Providers & Services - 0.1%
Omnicare Capital Trust II Series B, 4.00%	18,000	779
TOTAL HEALTH CARE		6,771
UTILITIES - 0.1%
Electric Utilities - 0.1%
PPL Corp. 8.75%	28,600	1,560
TOTAL CONVERTIBLE PREFERRED STOCKS		8,331
Nonconvertible Preferred Stocks - 1.2%
CONSUMER DISCRETIONARY - 1.2%
Automobiles - 1.2%
Porsche Automobil Holding SE (Germany)	128,800	8,722
Volkswagen AG	45,710	7,614
		16,336
TOTAL PREFERRED STOCKS (Cost $26,065)		24,667
Convertible Bonds - 0.2%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 0.1%
Leisure Equipment & Products - 0.1%
Eastman Kodak Co. 7% 4/1/17	$ 1,210	$ 893
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Omnicare, Inc. 3.75% 12/15/25	1,350	1,689
TOTAL CONVERTIBLE BONDS (Cost $2,712)		2,582
Money Market Funds - 1.4%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	5,593,409	5,593
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	13,598,446	13,598
TOTAL MONEY MARKET FUNDS (Cost $19,191)		19,191
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $1,438,808)		1,384,680
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(10,010)
NET ASSETS - 100%		$ 1,374,670
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,550,000 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 12
Fidelity Securities Lending Cash Central Fund	144
Total	$ 156
Other Information

The following is a summary of the inputs used, as of August 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 180,739	$ 180,739	$ -	$ -
Consumer Staples	166,362	162,124	4,238	-
Energy	160,459	143,934	16,525	-
Financials	242,279	240,099	2,180	-
Health Care	149,920	147,279	2,641	-
Industrials	184,853	184,853	-	-
Information Technology	239,485	238,149	1,336	-
Materials	13,448	13,448	-	-
Telecommunication Services	2,931	2,931	-	-
Utilities	22,431	11,440	10,991	-
Corporate Bonds	2,582	-	2,582	-
Money Market Funds	19,191	19,191	-	-
Total Investments in Securities:	$ 1,384,680	$ 1,344,187	$ 40,493	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 762
Total Realized Gain (Loss)	(128)
Total Unrealized Gain (Loss)	20
Cost of Purchases	-
Proceeds of Sales	(654)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At August 31, 2011, the cost of investment securities for income tax purposes was $1,460,304,000. Net unrealized depreciation aggregated $75,624,000, of which $70,911,000 related to appreciated investment securities and $146,535,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Growth
Opportunities Fund
Class A
Class T
Class B
Class C
Institutional Class

August 31, 2011

1.805740.107

GO-QTLY-1011

Investments August 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 16.4%
Auto Components - 0.5%
Johnson Controls, Inc.	49,100	$ 1,565
Tenneco, Inc. (a)	207,100	6,795
		8,360
Automobiles - 0.2%
Ford Motor Co. (a)	231,700	2,577
Diversified Consumer Services - 0.5%
Coinstar, Inc. (a)(d)	145,128	6,616
Weight Watchers International, Inc.	39,500	2,391
		9,007
Hotels, Restaurants & Leisure - 5.0%
Arcos Dorados Holdings, Inc.	154,500	4,260
BJ's Restaurants, Inc. (a)	363,800	16,797
Buffalo Wild Wings, Inc. (a)	44,600	2,749
Chipotle Mexican Grill, Inc. (a)	18,100	5,672
Dunkin' Brands Group, Inc. (a)	187,800	4,947
Hyatt Hotels Corp. Class A (a)	145,600	5,170
Las Vegas Sands Corp. unit	13,100	10,238
McDonald's Corp.	180,500	16,328
Starbucks Corp.	218,600	8,442
Starwood Hotels & Resorts Worldwide, Inc.	104,900	4,674
The Cheesecake Factory, Inc. (a)	120,600	3,310
		82,587
Household Durables - 1.2%
iRobot Corp. (a)	52,400	1,458
Lennar Corp. Class A	470,400	6,915
SodaStream International Ltd.	35,800	1,269
Tempur-Pedic International, Inc. (a)	84,800	4,939
Tupperware Brands Corp.	83,500	5,553
		20,134
Internet & Catalog Retail - 1.7%
Amazon.com, Inc. (a)	131,500	28,311
Media - 0.8%
Comcast Corp. Class A	66,500	1,430
DIRECTV (a)	145,100	6,380
DreamWorks Animation SKG, Inc. Class A (a)	40,200	849
Pandora Media, Inc. (d)	48,200	636
The Walt Disney Co.	106,900	3,641
		12,936
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.4%
JCPenney Co., Inc.	122,200	$ 3,254
Target Corp.	67,300	3,477
		6,731
Specialty Retail - 1.9%
Abercrombie & Fitch Co. Class A	63,300	4,027
Bed Bath & Beyond, Inc. (a)	54,000	3,070
DSW, Inc. Class A	155,300	7,207
Francescas Holdings Corp. (a)	43,100	988
Home Depot, Inc.	139,500	4,657
Jos. A. Bank Clothiers, Inc. (a)	37,600	1,927
Lumber Liquidators Holdings, Inc. (a)(d)	219,100	3,317
Staples, Inc.	111,900	1,649
Teavana Holdings, Inc. (a)	2,400	62
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	88,200	5,211
		32,115
Textiles, Apparel & Luxury Goods - 4.2%
Coach, Inc.	149,000	8,377
Fossil, Inc. (a)	126,000	12,173
lululemon athletica, Inc. (a)(d)	636,916	34,858
NIKE, Inc. Class B	55,900	4,844
Steven Madden Ltd. (a)	159,400	5,758
Vera Bradley, Inc.	91,000	3,194
		69,204
TOTAL CONSUMER DISCRETIONARY		271,962
CONSUMER STAPLES - 7.6%
Beverages - 1.7%
PepsiCo, Inc.	89,900	5,792
The Coca-Cola Co.	303,800	21,403
		27,195
Food & Staples Retailing - 1.6%
Costco Wholesale Corp.	69,100	5,427
Droga Raia SA	9,000	158
Fresh Market, Inc.	54,433	2,102
Wal-Mart Stores, Inc.	178,480	9,497
Walgreen Co.	112,800	3,972
Whole Foods Market, Inc.	84,600	5,586
		26,742
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - 0.7%
Green Mountain Coffee Roasters, Inc. (a)	110,300	$ 11,553
Household Products - 0.3%
Church & Dwight Co., Inc.	66,400	2,891
Procter & Gamble Co.	35,600	2,267
		5,158
Personal Products - 1.5%
Avon Products, Inc.	91,142	2,056
Herbalife Ltd.	418,800	23,369
		25,425
Tobacco - 1.8%
Altria Group, Inc.	152,900	4,157
Philip Morris International, Inc.	375,890	26,057
		30,214
TOTAL CONSUMER STAPLES		126,287
ENERGY - 9.8%
Energy Equipment & Services - 3.2%
Carbo Ceramics, Inc.	21,700	3,475
FMC Technologies, Inc. (a)	73,340	3,261
Halliburton Co.	216,000	9,584
National Oilwell Varco, Inc.	85,088	5,626
Schlumberger Ltd.	378,100	29,537
Transocean Ltd. (United States)	26,186	1,467
		52,950
Oil, Gas & Consumable Fuels - 6.6%
Anadarko Petroleum Corp.	59,000	4,351
Cameco Corp.	58,600	1,360
Chesapeake Energy Corp.	382,764	12,398
Chevron Corp.	42,300	4,184
Concho Resources, Inc. (a)	48,800	4,243
EOG Resources, Inc.	17,500	1,620
EXCO Resources, Inc.	118,800	1,590
Exxon Mobil Corp.	663,800	49,148
Hess Corp.	118,600	7,038
Noble Energy, Inc.	29,700	2,624
Occidental Petroleum Corp.	70,700	6,133
Peabody Energy Corp.	47,700	2,328
Range Resources Corp.	33,300	2,157
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Solazyme, Inc.	22,500	$ 315
Southwestern Energy Co. (a)	195,793	7,430
Valero Energy Corp.	146,700	3,333
		110,252
TOTAL ENERGY		163,202
FINANCIALS - 3.0%
Capital Markets - 0.3%
Charles Schwab Corp.	204,000	2,515
Goldman Sachs Group, Inc.	9,191	1,068
Morgan Stanley	44,400	777
T. Rowe Price Group, Inc.	25,600	1,369
		5,729
Commercial Banks - 0.3%
Signature Bank, New York (a)	45,400	2,525
Wells Fargo & Co.	89,600	2,339
		4,864
Consumer Finance - 1.4%
Discover Financial Services	891,433	22,428
Diversified Financial Services - 0.7%
BM&F Bovespa SA	610,758	3,579
Citigroup, Inc.	54,110	1,680
CME Group, Inc.	4,400	1,175
JPMorgan Chase & Co.	146,800	5,514
		11,948
Real Estate Investment Trusts - 0.2%
Simon Property Group, Inc.	21,578	2,535
Real Estate Management & Development - 0.1%
The St. Joe Co. (a)(d)	120,800	2,228
TOTAL FINANCIALS		49,732
HEALTH CARE - 18.5%
Biotechnology - 15.3%
Alexion Pharmaceuticals, Inc. (a)	74,800	4,334
Alkermes, Inc. (a)	516,000	8,947
Alnylam Pharmaceuticals, Inc. (a)	229,000	1,598
Amarin Corp. PLC ADR (a)	203,600	2,343
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Amylin Pharmaceuticals, Inc. (a)	280,000	$ 3,167
Celgene Corp. (a)	59,435	3,535
Cepheid, Inc. (a)	475,053	17,225
Exelixis, Inc. (a)	1,846,411	13,811
Human Genome Sciences, Inc. (a)	820,258	10,557
ImmunoGen, Inc. (a)(d)	1,311,807	14,246
Immunomedics, Inc. (a)(d)	1,662,287	6,666
InterMune, Inc. (a)	324,300	8,724
Isis Pharmaceuticals, Inc. (a)(d)	1,079,600	8,086
Lexicon Pharmaceuticals, Inc. (a)	4,756,200	6,468
Metabolix, Inc. (a)(d)	744,695	4,029
Micromet, Inc. (a)(d)	715,134	3,440
Momenta Pharmaceuticals, Inc. (a)	96,000	1,624
NPS Pharmaceuticals, Inc. (a)	266,500	1,988
Pharmasset, Inc. (a)	377,620	49,589
Regeneron Pharmaceuticals, Inc. (a)	662,500	39,107
Rigel Pharmaceuticals, Inc. (a)	782,300	6,165
Seattle Genetics, Inc. (a)(d)	1,639,437	28,510
Transition Therapeutics, Inc. (a)	537,433	1,075
Vertex Pharmaceuticals, Inc. (a)	185,290	8,388
		253,622
Health Care Equipment & Supplies - 0.2%
Baxter International, Inc.	45,000	2,519
Health Care Providers & Services - 0.7%
Express Scripts, Inc. (a)	87,400	4,103
McKesson Corp.	44,900	3,589
Medco Health Solutions, Inc. (a)	62,100	3,362
		11,054
Health Care Technology - 0.0%
athenahealth, Inc. (a)	4,500	261
Life Sciences Tools & Services - 0.1%
Illumina, Inc. (a)	32,300	1,683
Pharmaceuticals - 2.2%
Abbott Laboratories	164,200	8,622
Allergan, Inc.	83,600	6,839
Elan Corp. PLC sponsored ADR (a)	1,065,000	11,364
Endocyte, Inc.	167,700	1,838
Hospira, Inc. (a)	31,100	1,437
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Johnson & Johnson	27,700	$ 1,823
MAP Pharmaceuticals, Inc. (a)	353,808	4,953
		36,876
TOTAL HEALTH CARE		306,015
INDUSTRIALS - 6.3%
Aerospace & Defense - 1.3%
Honeywell International, Inc.	113,800	5,441
ITT Corp.	48,200	2,282
The Boeing Co.	202,900	13,566
		21,289
Air Freight & Logistics - 0.8%
United Parcel Service, Inc. Class B	194,800	13,128
Airlines - 0.2%
JetBlue Airways Corp. (a)	426,300	1,854
United Continental Holdings, Inc. (a)	71,000	1,320
		3,174
Construction & Engineering - 0.4%
Fluor Corp.	25,400	1,542
Orascom Construction Industries SAE GDR	87,100	3,553
Quanta Services, Inc. (a)	81,559	1,565
		6,660
Electrical Equipment - 0.2%
Roper Industries, Inc.	31,300	2,409
Industrial Conglomerates - 1.1%
3M Co.	59,300	4,921
Danaher Corp.	232,300	10,642
General Electric Co.	202,800	3,308
		18,871
Machinery - 1.2%
Caterpillar, Inc.	150,100	13,659
Cummins, Inc.	31,800	2,955
Deere & Co.	49,600	4,009
		20,623
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - 1.1%
CSX Corp.	268,900	$ 5,900
Union Pacific Corp.	138,500	12,766
		18,666
TOTAL INDUSTRIALS		104,820
INFORMATION TECHNOLOGY - 33.9%
Communications Equipment - 3.3%
Acme Packet, Inc. (a)	49,200	2,317
F5 Networks, Inc. (a)	32,900	2,685
Infinera Corp. (a)	1,043,581	7,843
Juniper Networks, Inc. (a)	77,600	1,624
QUALCOMM, Inc.	425,995	21,922
Riverbed Technology, Inc. (a)	732,100	18,141
		54,532
Computers & Peripherals - 7.4%
Apple, Inc. (a)	291,958	112,349
Fusion-io, Inc. (d)	207,800	5,203
NetApp, Inc. (a)	83,400	3,138
Silicon Graphics International Corp. (a)	135,000	2,151
		122,841
Electronic Equipment & Components - 0.1%
Corning, Inc.	114,100	1,715
Internet Software & Services - 4.9%
AOL, Inc. (a)(d)	223,600	3,484
Baidu.com, Inc. sponsored ADR (a)	84,100	12,260
Cornerstone OnDemand, Inc. (d)	174,900	2,714
eBay, Inc. (a)	157,700	4,868
Facebook, Inc. Class B (a)(f)	78,341	1,959
Google, Inc. Class A (a)	89,715	48,532
Mail.ru Group Ltd. GDR (a)(e)	2,800	101
OpenTable, Inc. (a)(d)	37,700	2,299
Rackspace Hosting, Inc. (a)	137,902	5,042
		81,259
IT Services - 3.4%
Cognizant Technology Solutions Corp. Class A (a)	170,016	10,788
International Business Machines Corp.	115,000	19,770
MasterCard, Inc. Class A	27,500	9,067
ServiceSource International, Inc. (d)	106,900	1,932
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
VeriFone Systems, Inc. (a)	71,900	$ 2,532
Visa, Inc. Class A	141,100	12,400
		56,489
Semiconductors & Semiconductor Equipment - 6.2%
Advanced Micro Devices, Inc. (a)	211,600	1,445
Analog Devices, Inc.	46,200	1,526
Applied Materials, Inc.	174,600	1,976
Atmel Corp. (a)	121,500	1,107
Broadcom Corp. Class A	131,800	4,699
Cree, Inc. (a)(d)	80,400	2,607
Cypress Semiconductor Corp.	1,646,568	26,082
First Solar, Inc. (a)(d)	18,500	1,850
International Rectifier Corp. (a)	71,400	1,627
NVIDIA Corp. (a)	1,217,800	16,209
NXP Semiconductors NV	54,600	889
Rambus, Inc. (a)(d)	1,394,200	16,187
Silicon Image, Inc. (a)	278,200	1,483
Silicon Laboratories, Inc. (a)	678,800	23,466
Xilinx, Inc.	52,400	1,632
		102,785
Software - 8.6%
Citrix Systems, Inc. (a)	73,500	4,442
Microsoft Corp.	745,700	19,836
Oracle Corp.	440,900	12,376
QLIK Technologies, Inc. (a)	208,274	5,286
RealPage, Inc.	97,525	2,030
Red Hat, Inc. (a)	557,200	22,032
salesforce.com, Inc. (a)	363,500	46,801
Solera Holdings, Inc.	70,300	4,123
SuccessFactors, Inc. (a)	665,300	15,541
TiVo, Inc. (a)(d)	573,100	6,075
VMware, Inc. Class A (a)	31,000	2,925
		141,467
TOTAL INFORMATION TECHNOLOGY		561,088
MATERIALS - 3.3%
Chemicals - 1.9%
CF Industries Holdings, Inc.	22,100	4,040
Dow Chemical Co.	147,900	4,208
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
E.I. du Pont de Nemours & Co.	103,200	$ 4,981
Monsanto Co.	186,700	12,869
The Mosaic Co.	69,200	4,922
		31,020
Metals & Mining - 1.4%
Barrick Gold Corp.	98,300	5,004
Freeport-McMoRan Copper & Gold, Inc.	223,000	10,512
Molycorp, Inc. (a)(d)	80,200	4,533
Mongolian Mining Corp.	1,124,000	1,243
Nucor Corp.	74,100	2,674
		23,966
TOTAL MATERIALS		54,986
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Vonage Holdings Corp. (a)	393,600	1,425
TOTAL COMMON STOCKS (Cost $1,294,802)		1,639,517
Money Market Funds - 6.0%

Fidelity Cash Central Fund, 0.11% (b)	12,491,516	12,492
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	86,046,075	86,046
TOTAL MONEY MARKET FUNDS (Cost $98,538)		98,538
TOTAL INVESTMENT PORTFOLIO - 104.9% (Cost $1,393,340)		1,738,055
NET OTHER ASSETS (LIABILITIES) - (4.9)%		(80,590)
NET ASSETS - 100%		$ 1,657,465
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $101,000 or 0.0% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,959,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 1,959
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 15
Fidelity Securities Lending Cash Central Fund	393
Total	$ 408
Other Information

The following is a summary of the inputs used, as of August 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 271,962	$ 261,724	$ 10,238	$ -
Consumer Staples	126,287	126,287	-	-
Energy	163,202	163,202	-	-
Financials	49,732	49,732	-	-
Health Care	306,015	306,015	-	-
Industrials	104,820	104,820	-	-
Information Technology	561,088	559,129	-	1,959
Materials	54,986	54,986	-	-
Telecommunication Services	1,425	1,425	-	-
Money Market Funds	98,538	98,538	-	-
Total Investments in Securities:	$ 1,738,055	$ 1,725,858	$ 10,238	$ 1,959
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	1,959
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 1,959
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At August 31, 2011, the cost of investment securities for income tax purposes was $1,396,699,000. Net unrealized appreciation aggregated $341,356,000, of which $463,807,000 related to appreciated investment securities and $122,451,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Large Cap Fund
Class A
Class T
Class B
Class C
Institutional Class

August 31, 2011

1.805746.107

LC-QTLY-1011

Investments August 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
CONSUMER DISCRETIONARY - 11.7%
Automobiles - 0.0%
Tesla Motors, Inc. (a)	15,200	$ 376,048
Distributors - 0.5%
Li & Fung Ltd.	3,134,000	5,651,561
Diversified Consumer Services - 0.3%
Weight Watchers International, Inc.	55,400	3,352,808
Hotels, Restaurants & Leisure - 1.7%
Denny's Corp. (a)	737,246	2,794,162
McDonald's Corp.	124,273	11,241,736
Yum! Brands, Inc.	109,700	5,964,389
		20,000,287
Household Durables - 1.1%
D.R. Horton, Inc.	232,292	2,443,712
KB Home (d)	393,075	2,590,364
Lennar Corp. Class A	252,487	3,711,559
Standard Pacific Corp. (a)	468,311	1,203,559
Toll Brothers, Inc. (a)	171,090	2,941,037
		12,890,231
Leisure Equipment & Products - 0.1%
Brunswick Corp.	46,287	735,500
Hasbro, Inc.	24,574	951,997
		1,687,497
Media - 3.1%
Comcast Corp. Class A (special) (non-vtg.)	687,157	14,540,242
Grupo Televisa SA de CV (CPO) sponsored ADR	51,100	1,126,244
Kabel Deutschland Holding AG (a)	52,800	2,954,557
Time Warner, Inc.	464,059	14,692,108
Viacom, Inc. Class B (non-vtg.)	78,673	3,795,186
		37,108,337
Multiline Retail - 1.7%
Target Corp.	383,326	19,806,454
Specialty Retail - 2.8%
Best Buy Co., Inc.	12,437	318,263
CarMax, Inc. (a)	39,700	1,115,967
Carphone Warehouse Group PLC	256,612	1,479,192
Citi Trends, Inc. (a)	71,578	834,599
Esprit Holdings Ltd.	287,500	806,848
Francescas Holdings Corp. (a)	27,400	628,282
Home Depot, Inc.	194,915	6,506,263
Lowe's Companies, Inc.	523,244	10,428,253
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Lumber Liquidators Holdings, Inc. (a)	167,400	$ 2,534,436
Staples, Inc.	597,109	8,801,387
		33,453,490
Textiles, Apparel & Luxury Goods - 0.4%
Warnaco Group, Inc. (a)	92,347	4,926,712
TOTAL CONSUMER DISCRETIONARY		139,253,425
CONSUMER STAPLES - 9.2%
Beverages - 2.5%
Dr Pepper Snapple Group, Inc.	126,455	4,865,988
PepsiCo, Inc.	381,744	24,595,766
		29,461,754
Food & Staples Retailing - 1.1%
CVS Caremark Corp.	151,599	5,443,920
Walgreen Co.	215,616	7,591,839
		13,035,759
Food Products - 0.8%
Danone	144,511	9,875,052
Household Products - 3.4%
Colgate-Palmolive Co.	111,535	10,034,804
Energizer Holdings, Inc. (a)	22,340	1,686,223
Kimberly-Clark Corp.	169,534	11,724,971
Procter & Gamble Co.	262,045	16,687,026
		40,133,024
Personal Products - 0.3%
Nu Skin Enterprises, Inc. Class A	59,961	2,535,751
Prestige Brands Holdings, Inc. (a)	117,454	1,264,980
		3,800,731
Tobacco - 1.1%
British American Tobacco PLC sponsored ADR	56,900	5,098,809
Lorillard, Inc.	74,104	8,256,668
		13,355,477
TOTAL CONSUMER STAPLES		109,661,797
ENERGY - 11.3%
Energy Equipment & Services - 1.6%
Cameron International Corp. (a)	84,820	4,407,247
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Dresser-Rand Group, Inc. (a)	29,700	$ 1,260,765
Exterran Holdings, Inc. (a)(d)	374,853	4,438,260
Halliburton Co.	49,100	2,178,567
Transocean Ltd. (United States)	96,500	5,405,930
Weatherford International Ltd. (a)	113,660	1,946,996
		19,637,765
Oil, Gas & Consumable Fuels - 9.7%
Amyris, Inc. (d)	201,822	4,050,568
BPZ Energy, Inc. (a)(d)	186,800	685,556
Chevron Corp.	396,120	39,180,229
Daylight Energy Ltd. (d)	317,500	2,561,530
EV Energy Partners LP	14,100	971,208
EXCO Resources, Inc.	211,000	2,823,180
Exxon Mobil Corp.	601,908	44,565,268
Newfield Exploration Co. (a)	22,600	1,153,730
Oasis Petroleum, Inc. (a)(d)	35,100	933,660
Occidental Petroleum Corp.	53,004	4,597,567
Petrobank Energy & Resources Ltd. (a)	14,200	172,134
QEP Resources, Inc.	89,192	3,140,450
Suncor Energy, Inc.	203,200	6,511,863
Talisman Energy, Inc.	111,400	1,862,355
Whiting Petroleum Corp. (a)	48,500	2,284,835
		115,494,133
TOTAL ENERGY		135,131,898
FINANCIALS - 19.1%
Capital Markets - 2.3%
Ashmore Group PLC	952,931	6,257,369
Charles Schwab Corp.	85,500	1,054,215
Goldman Sachs Group, Inc.	64,720	7,521,758
HFF, Inc. (a)	142,300	1,681,986
Morgan Stanley	353,525	6,186,688
Northern Trust Corp.	69,338	2,664,659
State Street Corp.	42,900	1,523,808
		26,890,483
Commercial Banks - 8.9%
BB&T Corp.	582,441	12,982,610
CIT Group, Inc. (a)	40,233	1,390,855
Comerica, Inc.	42,300	1,082,457
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Regions Financial Corp.	1,221,066	$ 5,543,640
Standard Chartered PLC (United Kingdom)	168,709	3,835,177
SunTrust Banks, Inc.	297,115	5,912,589
U.S. Bancorp	662,459	15,375,673
Wells Fargo & Co.	2,203,132	57,501,743
Zions Bancorporation	134,888	2,352,447
		105,977,191
Diversified Financial Services - 6.4%
Bank of America Corp.	173,219	1,415,199
Citigroup, Inc.	460,074	14,285,298
JPMorgan Chase & Co.	1,365,957	51,305,345
KKR Financial Holdings LLC	1,151,650	9,961,773
		76,967,615
Insurance - 0.7%
Fidelity National Financial, Inc. Class A	33,500	569,165
Genworth Financial, Inc. Class A (a)	575,221	3,974,777
Lincoln National Corp.	124,348	2,580,221
MetLife, Inc.	48,700	1,636,320
		8,760,483
Real Estate Investment Trusts - 0.2%
Weyerhaeuser Co.	140,476	2,532,782
Real Estate Management & Development - 0.2%
CB Richard Ellis Group, Inc. Class A (a)	83,400	1,264,344
The St. Joe Co. (a)(d)	91,447	1,686,283
		2,950,627
Thrifts & Mortgage Finance - 0.4%
MGIC Investment Corp. (a)	205,400	534,040
Radian Group, Inc.	1,100,168	3,663,559
		4,197,599
TOTAL FINANCIALS		228,276,780
HEALTH CARE - 10.6%
Biotechnology - 1.9%
Alexion Pharmaceuticals, Inc. (a)	28,806	1,669,164
Amgen, Inc.	285,402	15,812,698
Gilead Sciences, Inc. (a)	69,796	2,783,813
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
SIGA Technologies, Inc. (a)(d)	301,410	$ 1,730,093
Vertex Pharmaceuticals, Inc. (a)	26,587	1,203,593
		23,199,361
Health Care Equipment & Supplies - 1.6%
Alere, Inc. (a)	701,376	17,513,359
Hill-Rom Holdings, Inc.	19,900	602,970
SonoSite, Inc. (a)	19,100	556,956
		18,673,285
Health Care Providers & Services - 1.3%
McKesson Corp.	113,601	9,080,128
Medco Health Solutions, Inc. (a)	115,007	6,226,479
		15,306,607
Health Care Technology - 0.2%
Allscripts-Misys Healthcare Solutions, Inc. (a)	116,442	2,090,716
Life Sciences Tools & Services - 0.3%
Pacific Biosciences of California, Inc. (d)	40,700	288,156
QIAGEN NV (a)(d)	240,555	3,714,169
		4,002,325
Pharmaceuticals - 5.3%
Abbott Laboratories	171,025	8,980,523
Cardiome Pharma Corp. (a)	391,900	1,492,838
GlaxoSmithKline PLC sponsored ADR	161,900	6,934,177
Johnson & Johnson	81,474	5,360,989
Merck & Co., Inc.	540,780	17,910,634
Pfizer, Inc.	1,004,157	19,058,900
Roche Holding AG (participation certificate)	22,014	3,853,816
XenoPort, Inc. (a)	7,100	51,901
		63,643,778
TOTAL HEALTH CARE		126,916,072
INDUSTRIALS - 12.3%
Aerospace & Defense - 2.6%
Goodrich Corp.	29,200	2,604,056
Honeywell International, Inc.	229,622	10,978,228
Rockwell Collins, Inc.	120,900	6,100,614
The Boeing Co.	87,370	5,841,558
United Technologies Corp.	76,965	5,714,651
		31,239,107
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Building Products - 1.2%
Lennox International, Inc.	115,835	$ 3,616,369
Owens Corning (a)	272,125	7,907,953
Quanex Building Products Corp.	245,083	3,164,022
		14,688,344
Commercial Services & Supplies - 0.3%
Covanta Holding Corp.	103,133	1,693,444
Interface, Inc. Class A	91,430	1,378,764
		3,072,208
Construction & Engineering - 0.2%
Foster Wheeler AG (a)	47,000	1,153,850
Quanta Services, Inc. (a)	71,300	1,368,247
		2,522,097
Electrical Equipment - 1.2%
Emerson Electric Co.	77,355	3,600,875
GrafTech International Ltd. (a)	154,378	2,423,735
Polypore International, Inc. (a)	36,200	2,232,454
Roper Industries, Inc.	71,935	5,535,398
		13,792,462
Industrial Conglomerates - 2.9%
Danaher Corp.	48,850	2,237,819
General Electric Co.	1,300,297	21,207,844
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.)	549,799	11,639,245
		35,084,908
Machinery - 2.7%
Charter International PLC	514,497	6,374,213
Ingersoll-Rand Co. Ltd.	591,826	19,832,089
Meritor, Inc. (a)	74,700	631,215
PACCAR, Inc.	9,700	365,011
SPX Corp.	69,300	3,942,477
WABCO Holdings, Inc. (a)	23,600	1,100,940
		32,245,945
Professional Services - 1.0%
Acacia Research Corp. - Acacia Technologies (a)	49,662	2,170,229
Bureau Veritas SA	80,810	6,590,752
Michael Page International PLC	605,478	3,834,265
		12,595,246
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - 0.2%
Air Lease Corp.:
Class A (a)(e)	80,200	$ 1,829,362
Class A	18,500	421,985
Kloeckner & Co. AG	7,498	124,848
		2,376,195
TOTAL INDUSTRIALS		147,616,512
INFORMATION TECHNOLOGY - 22.2%
Communications Equipment - 3.2%
Cisco Systems, Inc.	1,283,480	20,124,966
Juniper Networks, Inc. (a)	352,060	7,368,616
Polycom, Inc. (a)	79,800	1,899,240
QUALCOMM, Inc.	173,965	8,952,239
		38,345,061
Computers & Peripherals - 5.2%
Apple, Inc. (a)	119,230	45,883,281
EMC Corp. (a)	352,983	7,973,886
Hewlett-Packard Co.	337,439	8,783,537
		62,640,704
Electronic Equipment & Components - 1.1%
Corning, Inc.	623,130	9,365,644
Fabrinet (a)	127,600	2,104,124
Itron, Inc. (a)	41,040	1,634,213
		13,103,981
Internet Software & Services - 3.2%
Blinkx PLC (a)	1,274,049	2,363,532
eBay, Inc. (a)	180,555	5,573,733
Google, Inc. Class A (a)	48,876	26,439,961
SciQuest, Inc.	158,655	2,375,065
Velti PLC (a)	95,400	902,484
		37,654,775
IT Services - 5.2%
Accenture PLC Class A	24,229	1,298,432
Cognizant Technology Solutions Corp. Class A (a)	55,006	3,490,131
Fidelity National Information Services, Inc.	115,550	3,256,199
Heartland Payment Systems, Inc.	23,100	496,881
International Business Machines Corp.	66,731	11,471,726
MasterCard, Inc. Class A	64,000	21,101,440
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Paychex, Inc.	315,541	$ 8,513,296
Visa, Inc. Class A	136,213	11,970,398
		61,598,503
Semiconductors & Semiconductor Equipment - 1.6%
Ceva, Inc. (a)	138,766	3,691,176
KLA-Tencor Corp.	73,311	2,689,047
Lam Research Corp. (a)	39,300	1,460,388
NVIDIA Corp. (a)	62,900	837,199
NXP Semiconductors NV	220,800	3,596,832
Siliconware Precision Industries Co. Ltd. sponsored ADR	175,970	807,702
Taiwan Semiconductor Manufacturing Co. Ltd.	394,679	946,331
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	253,793	3,037,902
Texas Instruments, Inc.	99,928	2,619,113
		19,685,690
Software - 2.7%
Autonomy Corp. PLC (a)	198,443	8,119,990
BroadSoft, Inc. (a)	38,900	1,176,725
Microsoft Corp.	591,361	15,730,203
Nuance Communications, Inc. (a)	226,723	4,207,979
Red Hat, Inc. (a)	35,031	1,385,126
Solera Holdings, Inc.	37,400	2,193,510
		32,813,533
TOTAL INFORMATION TECHNOLOGY		265,842,247
MATERIALS - 0.3%
Chemicals - 0.3%
PPG Industries, Inc.	18,600	1,424,574
W.R. Grace & Co. (a)	56,800	2,239,056
		3,663,630
TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
Sprint Nextel Corp. (a)	670,400	2,520,704
UTILITIES - 0.8%
Electric Utilities - 0.3%
American Electric Power Co., Inc.	24,800	958,024
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Electric Utilities - continued
FirstEnergy Corp.	2,773	$ 122,705
PPL Corp.	97,095	2,804,104
		3,884,833
Gas Utilities - 0.2%
National Fuel Gas Co.	45,122	2,768,235
Independent Power Producers & Energy Traders - 0.1%
Calpine Corp. (a)	25,919	381,787
Multi-Utilities - 0.2%
National Grid PLC	275,135	2,772,657
TOTAL UTILITIES		9,807,512
TOTAL COMMON STOCKS (Cost $1,202,097,418)		1,168,690,577
Preferred Stocks - 1.9%

Convertible Preferred Stocks - 0.1%
UTILITIES - 0.1%
Electric Utilities - 0.1%
PPL Corp. 8.75%	12,600	687,488
Nonconvertible Preferred Stocks - 1.8%
CONSUMER DISCRETIONARY - 1.8%
Automobiles - 1.8%
Porsche Automobil Holding SE (Germany)	198,760	13,459,331
Volkswagen AG	50,081	8,342,471
		21,801,802
TOTAL PREFERRED STOCKS (Cost $18,608,798)		22,489,290
Money Market Funds - 1.4%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	3,968,392	$ 3,968,392
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	12,809,296	12,809,296
TOTAL MONEY MARKET FUNDS (Cost $16,777,688)		16,777,688
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $1,237,483,904)		1,207,957,555
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(12,279,180)
NET ASSETS - 100%		$ 1,195,678,375
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,829,362 or 0.2% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,128
Fidelity Securities Lending Cash Central Fund	152,803
Total	$ 155,931
Other Information

The following is a summary of the inputs used, as of August 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 161,055,227	$ 161,055,227	$ -	$ -
Consumer Staples	109,661,797	109,661,797	-	-
Energy	135,131,898	135,131,898	-	-
Financials	228,276,780	228,276,780	-	-
Health Care	126,916,072	126,916,072	-	-
Industrials	147,616,512	147,616,512	-	-
Information Technology	265,842,247	264,895,916	946,331	-
Materials	3,663,630	3,663,630	-	-
Telecommunication Services	2,520,704	2,520,704	-	-
Utilities	10,495,000	7,034,855	3,460,145	-
Money Market Funds	16,777,688	16,777,688	-	-
Total Investments in Securities:	$ 1,207,957,555	$ 1,203,551,079	$ 4,406,476	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 1,644,100
Total Realized Gain (Loss)	(326,150)
Total Unrealized Gain (Loss)	326,150
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	(1,644,100)
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At August 31, 2011, the cost of investment securities for income tax purposes was $1,253,515,817. Net unrealized depreciation aggregated $45,558,262, of which $88,770,617 related to appreciated investment securities and $134,328,879 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Small Cap Fund
Class A
Class T
Class B
Class C
Institutional Class

August 31, 2011

1.805747.107

ASCF-QTLY-1011

Investments August 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.0%
Diversified Consumer Services - 1.0%
Best Bridal, Inc. (e)	12,367	$ 12,018
Global Education & Technology Group Ltd. ADR (a)	1,291,674	6,562
Meiko Network Japan Co. Ltd. (e)	2,530,000	25,185
		43,765
Hotels, Restaurants & Leisure - 3.0%
AFC Enterprises, Inc. (a)(e)	2,431,676	31,587
Brinker International, Inc.	679,200	15,336
CEC Entertainment, Inc.	508,657	15,799
Cracker Barrel Old Country Store, Inc.	314,400	13,318
Einstein Noah Restaurant Group, Inc. (e)	1,354,629	20,279
Grand Korea Leisure Co. Ltd.	323,760	6,780
Ruby Tuesday, Inc. (a)	1,957,850	16,309
Toridoll Corp.	8,001	15,584
		134,992
Household Durables - 3.5%
Man Wah Holdings Ltd.	30,616,000	23,594
Tupperware Brands Corp.	2,002,843	133,189
		156,783
Leisure Equipment & Products - 0.1%
Altek Corp.	5,230,000	6,020
Specialty Retail - 4.4%
Aeropostale, Inc. (a)	3,990,000	44,608
Ascena Retail Group, Inc. (a)	3,179,448	90,360
Charming Shoppes, Inc. (a)	2,006,033	6,359
Collective Brands, Inc. (a)(d)	2,476,344	33,406
Gulliver International Co. Ltd.	131,660	6,421
Jumbo SA	2,750,307	15,449
		196,603
Textiles, Apparel & Luxury Goods - 1.0%
China Dongxiang Group Co. Ltd.	52,113,000	11,713
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	1,388,804	22,401
XTEP International Holdings Ltd.	23,247,000	13,108
		47,222
TOTAL CONSUMER DISCRETIONARY		585,385
CONSUMER STAPLES - 3.4%
Food & Staples Retailing - 0.1%
Ingles Markets, Inc. Class A	225,000	3,449
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - 0.0%
China Fishery Group Ltd.	463,000	$ 488
Household Products - 1.0%
Spectrum Brands Holdings, Inc. (a)	1,671,200	44,755
Personal Products - 2.3%
Atrium Innovations, Inc. (a)(e)	2,197,000	31,366
Herbalife Ltd.	761,113	42,470
Prestige Brands Holdings, Inc. (a)(e)	2,701,806	29,098
		102,934
TOTAL CONSUMER STAPLES		151,626
ENERGY - 6.8%
Energy Equipment & Services - 6.0%
Cal Dive International, Inc. (a)	4,296,420	12,503
Cathedral Energy Services Ltd. (e)	2,657,000	20,676
Natural Gas Services Group, Inc. (a)	201,591	2,619
Superior Energy Services, Inc. (a)	1,913,100	67,571
TETRA Technologies, Inc. (a)(e)	7,097,900	72,753
Unit Corp. (a)	983,100	46,884
Vantage Drilling Co. (a)	9,635,683	14,743
Western Energy Services Corp. (a)(f)	1,080,720	9,547
Western Energy Services Corp. (a)	2,519,525	22,257
		269,553
Oil, Gas & Consumable Fuels - 0.8%
Chennai Petroleum Corp. Ltd.	1,116,589	5,011
Resolute Energy Corp. (a)(d)	2,497,163	33,687
		38,698
TOTAL ENERGY		308,251
FINANCIALS - 4.6%
Capital Markets - 2.3%
AllianceBernstein Holding LP	1,781,300	30,193
Artio Global Investors, Inc. Class A (d)	2,101,000	19,098
Gleacher & Co., Inc. (a)	5,242,051	6,762
Knight Capital Group, Inc. Class A (a)	3,659,500	47,244
		103,297
Commercial Banks - 0.3%
Banco ABC Brasil SA	2,224,100	14,921
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - 1.2%
Delphi Financial Group, Inc. Class A	1,104,416	$ 26,705
National Financial Partners Corp. (a)(e)	2,177,671	27,831
		54,536
Real Estate Management & Development - 0.8%
Housing Development and Infrastructure Ltd. (a)	12,918,812	29,004
Relo Holdings Corp.	336,800	6,527
		35,531
TOTAL FINANCIALS		208,285
HEALTH CARE - 20.2%
Health Care Equipment & Supplies - 2.1%
COLTENE Holding AG (e)	334,650	14,283
Cutera, Inc. (a)(e)	1,223,051	9,650
Guerbet	125,000	13,828
Orthofix International NV (a)	514,000	18,841
The Cooper Companies, Inc.	473,500	35,640
		92,242
Health Care Providers & Services - 15.0%
AmSurg Corp. (a)(e)	2,305,267	52,168
Centene Corp. (a)	1,021,555	32,577
Community Health Systems, Inc. (a)	1,839,365	37,449
HealthSouth Corp. (a)	3,533,221	75,576
Healthways, Inc. (a)(e)	3,342,846	41,986
Molina Healthcare, Inc. (a)(e)	3,164,577	60,855
Omnicare, Inc. (d)	4,954,726	147,207
United Drug PLC (Ireland)	9,699,710	32,051
Universal Health Services, Inc. Class B	3,018,000	125,549
Wellcare Health Plans, Inc. (a)	1,554,700	71,252
		676,670
Life Sciences Tools & Services - 0.5%
eResearchTechnology, Inc. (a)(e)	3,891,033	20,272
Pharmaceuticals - 2.6%
Meda AB (A Shares) (d)	9,172,835	100,688
Vetoquinol SA	414,984	14,601
Yuhan Corp.	34,647	3,969
		119,258
TOTAL HEALTH CARE		908,442
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 18.6%
Aerospace & Defense - 6.0%
Alliant Techsystems, Inc.	703,196	$ 44,632
Esterline Technologies Corp. (a)	1,402,381	105,585
Moog, Inc. Class A (a)	1,332,348	53,134
QinetiQ Group PLC	16,862,605	33,979
Teledyne Technologies, Inc. (a)	576,796	31,487
		268,817
Air Freight & Logistics - 0.5%
UTI Worldwide, Inc.	1,810,166	24,519
Commercial Services & Supplies - 1.9%
Babcock International Group PLC	5,174,938	52,812
The Geo Group, Inc. (a)	1,585,300	34,036
		86,848
Construction & Engineering - 2.0%
MasTec, Inc. (a)	3,211,183	71,288
Mirait Holdings Corp.	2,187,500	17,508
		88,796
Electrical Equipment - 1.0%
GrafTech International Ltd. (a)	2,745,258	43,101
Industrial Conglomerates - 0.4%
DCC PLC (Ireland)	751,820	20,522
Machinery - 0.5%
John Bean Technologies Corp.	1,345,300	21,256
Professional Services - 6.3%
Benefit One, Inc. (e)	13,358	9,647
CBIZ, Inc. (a)(d)(e)	5,563,124	37,885
en-japan, Inc.	6,530	8,549
FTI Consulting, Inc. (a)(d)(e)	3,180,800	115,718
Navigant Consulting, Inc. (a)(e)	2,635,800	25,014
Stantec, Inc. (a)	595,000	14,808
Towers Watson & Co.	998,173	58,882
VSE Corp. (e)	513,186	12,737
		283,240
TOTAL INDUSTRIALS		837,099
INFORMATION TECHNOLOGY - 25.9%
Communications Equipment - 2.7%
BYD Electronic International Co. Ltd. (a)	13,815,000	4,152
DG FastChannel, Inc. (a)	1,266,531	27,737
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Emulex Corp. (a)	105,408	$ 726
Mitsui Knowledge Industry Co. Ltd.	17,067	2,406
ViaSat, Inc. (a)(e)	2,426,068	86,125
		121,146
Computers & Peripherals - 0.9%
Logitech International SA (a)(d)	3,000,000	34,770
TPV Technology Ltd.	12,580,000	5,639
		40,409
Electronic Equipment & Components - 4.0%
Benchmark Electronics, Inc. (a)(e)	3,244,628	43,965
Electro Scientific Industries, Inc. (a)(e)	1,503,868	22,738
Insight Enterprises, Inc. (a)(e)	4,104,333	77,244
Kingboard Laminates Holdings Ltd.	11,244,500	6,860
PC Connection, Inc. (a)	1,079,276	9,616
Vishay Precision Group, Inc. (a)(e)	1,230,606	18,459
		178,882
Internet Software & Services - 1.0%
Macromill, Inc. (d)	198,000	2,206
Open Text Corp. (a)	395,200	23,413
Perficient, Inc. (a)(e)	2,237,500	19,690
		45,309
IT Services - 9.0%
Acxiom Corp. (a)(e)	5,485,710	60,178
CACI International, Inc. Class A (a)(d)	1,314,900	72,398
Convergys Corp. (a)	241,471	2,572
Euronet Worldwide, Inc. (a)(e)	4,244,800	69,063
Groupe Steria SCA (e)	1,780,415	39,493
iGate Corp. (e)	5,625,850	63,122
MindTree Consulting Ltd.	684,042	5,140
Sopra Group SA	188,480	13,062
TNS, Inc. (a)(e)	2,621,000	44,452
WNS Holdings Ltd. sponsored ADR (a)	3,441,306	34,860
		404,340
Semiconductors & Semiconductor Equipment - 2.2%
Alpha & Omega Semiconductor Ltd. (a)(e)	1,648,388	14,539
Axell Corp. (d)	202,100	4,281
BCD Semiconductor Manufacturing Ltd. ADR	240,245	1,417
centrotherm photovoltaics AG (d)	883,308	29,377
Diodes, Inc. (a)	453,847	9,086
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
DSP Group, Inc. (a)(e)	1,468,650	$ 9,502
Melfas, Inc.	697,359	11,493
Shinkawa Ltd.	168,800	1,049
Silicon Image, Inc. (a)	3,861,173	20,580
		101,324
Software - 6.1%
Axway Software SA (a)	188,480	4,630
Deltek, Inc. (a)	2,175,645	14,359
EPIQ Systems, Inc. (e)	3,300,505	41,322
Infotech Enterprises Ltd.	727,323	1,934
JDA Software Group, Inc. (a)(e)	3,347,403	88,405
NIIT Technologies Ltd. (e)	3,717,882	15,824
Progress Software Corp. (a)	2,708,001	56,408
S1 Corp. (a)(e)	3,057,080	28,095
Simplex Holdings, Inc.	22,286	7,551
SWORD Group (e)	636,565	13,114
Zensar Technologies Ltd. (e)	2,209,584	6,076
		277,718
TOTAL INFORMATION TECHNOLOGY		1,169,128
MATERIALS - 1.1%
Metals & Mining - 1.1%
A.M. Castle & Co. (a)(e)	1,157,285	14,049
Reliance Steel & Aluminum Co.	866,400	35,904
		49,953
TOTAL COMMON STOCKS (Cost $3,960,133)		4,218,169
Money Market Funds - 8.2%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.11% (b)	236,118,693	$ 236,119
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	134,184,717	134,185
TOTAL MONEY MARKET FUNDS (Cost $370,304)		370,304
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $4,330,437)		4,588,473
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(82,351)
NET ASSETS - 100%		$ 4,506,122
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,547,000 or 0.2% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 194
Fidelity Securities Lending Cash Central Fund	957
Total	$ 1,151
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
A.M. Castle & Co.	$ 19,045	$ -	$ 1,232	$ -	$ 14,049
Acxiom Corp.	93,312	-	-	-	60,178
AFC Enterprises, Inc.	33,810	216	1,798	-	31,587
Alliant Techsystems, Inc.	129,005	3,269	79,928	369	-
Alpha & Omega Semiconductor Ltd.	-	22,644	-	-	14,539
AmSurg Corp.	42,371	-	-	-	52,168
Atlas Pipeline Holdings LP	31,768	363	36,006	87	-
Atrium Innovations, Inc.	16,359	16,460	-	-	31,366
Benchmark Electronics, Inc.	51,083	1,196	-	-	43,965
Benefit One, Inc.	9,541	344	-	370	9,647
Best Bridal, Inc.	5,858	5,034	-	258	12,018
Cathedral Energy Services Ltd.	-	25,423	-	276	20,676
CBIZ, Inc.	33,490	-	-	-	37,885
Charming Shoppes, Inc.	23,972	-	13,148	-	-
COLTENE Holding AG	22,454	-	4,580	718	14,283
Cutera, Inc.	9,005	-	491	-	9,650
Cynosure, Inc. Class A	6,953	-	9,783	-	-
DSP Group, Inc.	15,128	-	3,316	-	9,502
Einstein Noah Restaurant Group, Inc.	17,312	-	-	508	20,279
Electro Scientific Industries, Inc.	25,906	348	3,919	-	22,738
EPIQ Systems, Inc.	41,308	810	-	347	41,322
eResearchTechnology, Inc.	20,196	1,885	-	-	20,272
Euronet Worldwide, Inc.	52,981	16,769	-	-	69,063
FTI Consulting, Inc.	79,470	33,492	-	-	115,718
Groupe Steria SCA	40,568	349	-	531	39,493
GT Solar International, Inc.	72,583	5,643	127,225	-	-
HealthSouth Corp.	81,931	5,408	31,650	-	-
Healthways, Inc.	32,103	186	-	-	41,986
iGate Corp.	-	97,809	-	-	63,122
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Insight Enterprises, Inc.	$ 44,278	$ 10,124	$ -	$ -	$ 77,244
JDA Software Group, Inc.	74,232	15,685	-	-	88,405
Meiko Network Japan Co. Ltd.	20,739	-	-	592	25,185
Mercer Insurance Group, Inc.	12,315	-	18,535	66	-
Molina Healthcare, Inc.	41,052	19,356	8,909	-	60,855
National Financial Partners Corp.	24,125	1,715	-	-	27,831
Natural Gas Services Group, Inc.	16,018	-	13,240	-	-
Navigant Consulting, Inc.	-	25,656	-	-	25,014
NIIT Technologies Ltd.	16,748	240	-	623	15,824
Perficient, Inc.	25,239	-	-	-	19,690
Premiere Global Services, Inc.	24,091	-	24,689	-	-
Prestige Brands Holdings, Inc.	31,544	262	-	-	29,098
RC2 Corp.	31,911	1,617	42,161	-	-
S1 Corp.	19,382	-	-	-	28,095
Silicon Image, Inc.	37,763	1,746	10,852	-	-
Spice PLC	26,362	-	26,574	-	-
SWORD Group	20,183	-	-	1,829	13,114
TETRA Technologies, Inc.	82,566	-	5,711	-	72,753
TNS, Inc.	50,266	115	-	-	44,452
Toridoll Corp.	9,470	3,190	3,572	231	-
ViaSat, Inc.	104,922	1,498	6,304	-	86,125
Vishay Precision Group, Inc.	20,613	-	-	-	18,459
VSE Corp.	15,585	-	-	98	12,737
Western Energy Services Corp.	-	17,782	-	-	-
Western Energy Services Corp.	-	8,703	-	-	-
Zensar Technologies Ltd.	6,874	948	-	174	6,076
Total	$ 1,763,790	$ 346,285	$ 473,623	$ 7,077	$ 1,446,463
Other Information

The following is a summary of the inputs used, as of August 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 585,385	$ 526,177	$ 59,208	$ -
Consumer Staples	151,626	151,626	-	-
Energy	308,251	303,240	5,011	-
Financials	208,285	172,754	35,531	-
Health Care	908,442	908,442	-	-
Industrials	837,099	801,395	35,704	-
Information Technology	1,169,128	1,122,661	46,467	-
Materials	49,953	49,953	-	-
Money Market Funds	370,304	370,304	-	-
Total Investments in Securities:	$ 4,588,473	$ 4,406,552	$ 181,921	$ -
Income Tax Information

At August 31, 2011, the cost of investment securities for income tax purposes was $4,330,437,000. Net unrealized appreciation aggregated $258,036,000, of which $681,693,000 related to appreciated investment securities and $423,657,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Stock Selector
Mid Cap Fund
(formerly Fidelity Advisor Mid Cap Fund)
Class A
Class T
Class B
Class C
Institutional Class

August 31, 2011

1.805741.107

MC-QTLY-1011

Investments August 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.3%
Auto Components - 0.8%
BorgWarner, Inc. (a)	244,600	$ 17,462
Hotels, Restaurants & Leisure - 1.1%
Buffalo Wild Wings, Inc. (a)	81,200	5,004
Las Vegas Sands Corp. (a)	110,700	5,155
Panera Bread Co. Class A (a)	109,208	12,575
		22,734
Household Durables - 1.0%
Jarden Corp.	206,400	5,994
Tempur-Pedic International, Inc. (a)	43,400	2,528
Tupperware Brands Corp.	198,300	13,187
		21,709
Internet & Catalog Retail - 0.2%
Priceline.com, Inc. (a)	6,200	3,331
Multiline Retail - 1.2%
Dollar Tree, Inc. (a)	359,700	25,690
Specialty Retail - 5.4%
Abercrombie & Fitch Co. Class A	157,200	9,999
Dick's Sporting Goods, Inc. (a)	419,600	14,741
DSW, Inc. Class A	122,800	5,699
Limited Brands, Inc.	239,100	9,024
O'Reilly Automotive, Inc. (a)	129,000	8,370
PetSmart, Inc.	409,500	17,273
Sally Beauty Holdings, Inc. (a)	509,400	8,609
Tiffany & Co., Inc.	77,400	5,570
Tractor Supply Co.	327,200	20,080
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	116,000	6,853
Vitamin Shoppe, Inc. (a)	137,800	6,105
		112,323
Textiles, Apparel & Luxury Goods - 3.6%
Coach, Inc.	94,700	5,324
Deckers Outdoor Corp. (a)	126,300	11,236
Fossil, Inc. (a)	127,200	12,289
PVH Corp.	234,634	15,641
Ralph Lauren Corp.	36,500	5,005
Under Armour, Inc. Class A (sub. vtg.) (a)	121,900	8,638
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
VF Corp.	35,800	$ 4,191
Warnaco Group, Inc. (a)	214,000	11,417
		73,741
TOTAL CONSUMER DISCRETIONARY		276,990
CONSUMER STAPLES - 4.5%
Beverages - 1.1%
Hansen Natural Corp. (a)	269,200	22,968
Food & Staples Retailing - 0.6%
United Natural Foods, Inc. (a)	112,595	4,579
Whole Foods Market, Inc.	139,900	9,238
		13,817
Food Products - 1.6%
Green Mountain Coffee Roasters, Inc. (a)	315,000	32,981
Household Products - 1.0%
Church & Dwight Co., Inc.	466,300	20,303
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	45,000	4,395
TOTAL CONSUMER STAPLES		94,464
ENERGY - 7.9%
Energy Equipment & Services - 4.2%
Dresser-Rand Group, Inc. (a)	510,163	21,656
Ensco International Ltd. ADR	327,100	15,786
Helmerich & Payne, Inc.	176,800	10,081
Patterson-UTI Energy, Inc.	725,460	17,730
Petrofac Ltd.	279,000	6,193
Rowan Companies, Inc. (a)	455,000	16,412
		87,858
Oil, Gas & Consumable Fuels - 3.7%
Alpha Natural Resources, Inc. (a)	229,500	7,590
Atlas Energy LP	51,395	1,074
Atlas Pipeline Partners, LP	332,600	10,118
Cimarex Energy Co.	237,400	16,877
HollyFrontier Corp.	125,000	8,970
SM Energy Co.	265,076	20,278
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Swift Energy Co. (a)	171,200	$ 5,282
Whiting Petroleum Corp. (a)	117,300	5,526
		75,715
TOTAL ENERGY		163,573
FINANCIALS - 18.3%
Capital Markets - 3.1%
Ashmore Global Opportunities Ltd.:
(United Kingdom)	420,111	5,319
(United States)	631,488	4,989
Ashmore Group PLC	2,281,126	14,979
E*TRADE Financial Corp. (a)	300,400	3,713
ICAP PLC	931,800	7,188
MF Global Holdings Ltd. (a)	1,159,300	6,365
TD Ameritrade Holding Corp.	779,400	11,987
Waddell & Reed Financial, Inc. Class A	321,200	10,028
		64,568
Commercial Banks - 2.8%
Bank of the Ozarks, Inc.	275,300	6,255
CIT Group, Inc. (a)	338,100	11,688
FirstMerit Corp.	1,537,000	19,151
Huntington Bancshares, Inc.	2,788,700	14,027
Synovus Financial Corp.	4,407,200	6,390
Western Alliance Bancorp. (a)	193,200	1,177
		58,688
Consumer Finance - 1.3%
ACOM Co. Ltd. (a)	222,200	3,950
Aiful Corp. (a)(d)	966,100	1,377
Capital One Financial Corp.	203,300	9,362
SLM Corp.	910,700	12,504
		27,193
Insurance - 2.7%
American Equity Investment Life Holding Co.	467,100	4,718
Fairfax Financial Holdings Ltd. (sub. vtg.)	55,900	22,544
Fidelity National Financial, Inc. Class A	130,400	2,215
Jardine Lloyd Thompson Group PLC	1,153,500	12,371
National Financial Partners Corp. (a)	332,409	4,248
XL Group PLC Class A	468,600	9,752
		55,848
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - 7.7%
Acadia Realty Trust (SBI)	429,800	$ 9,060
Alexandria Real Estate Equities, Inc.	214,000	15,581
American Capital Agency Corp.	106,300	3,031
Camden Property Trust (SBI)	125,500	8,386
Chesapeake Lodging Trust	418,100	5,360
Developers Diversified Realty Corp.	388,800	4,817
Douglas Emmett, Inc.	212,500	3,834
Essex Property Trust, Inc.	122,400	17,571
Highwoods Properties, Inc. (SBI)	360,700	11,817
Kimco Realty Corp.	429,700	7,606
Lexington Corporate Properties Trust (d)	1,072,200	7,913
Post Properties, Inc.	252,000	10,534
Rayonier, Inc.	157,650	6,612
SL Green Realty Corp.	224,900	16,247
The Macerich Co.	407,800	19,999
Ventas, Inc.	228,142	12,201
		160,569
Real Estate Management & Development - 0.3%
Jones Lang LaSalle, Inc.	88,900	5,948
Thrifts & Mortgage Finance - 0.4%
Ocwen Financial Corp. (a)	528,000	7,286
TOTAL FINANCIALS		380,100
HEALTH CARE - 10.8%
Biotechnology - 1.6%
Alexion Pharmaceuticals, Inc. (a)	109,970	6,372
Biogen Idec, Inc. (a)	55,000	5,181
Cubist Pharmaceuticals, Inc. (a)	255,000	8,846
SIGA Technologies, Inc. (a)(d)	554,000	3,180
Vertex Pharmaceuticals, Inc. (a)	228,200	10,331
		33,910
Health Care Equipment & Supplies - 2.0%
Gen-Probe, Inc. (a)	76,700	4,600
Hologic, Inc. (a)	927,200	15,429
Sirona Dental Systems, Inc. (a)	171,000	7,979
The Cooper Companies, Inc.	179,000	13,473
		41,481
Health Care Providers & Services - 5.8%
Aetna, Inc.	200,000	8,006
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
HealthSouth Corp. (a)	222,300	$ 4,755
Henry Schein, Inc. (a)	353,100	23,273
HMS Holdings Corp. (a)	164,000	4,302
Humana, Inc.	151,900	11,794
McKesson Corp.	115,500	9,232
MEDNAX, Inc. (a)	367,200	23,982
PSS World Medical, Inc. (a)	464,400	10,951
Universal Health Services, Inc. Class B	260,600	10,841
Wellcare Health Plans, Inc. (a)	277,200	12,704
		119,840
Life Sciences Tools & Services - 0.4%
Luminex Corp. (a)	338,000	7,784
Pharmaceuticals - 1.0%
Perrigo Co.	65,000	6,158
Questcor Pharmaceuticals, Inc. (a)	258,000	7,753
Watson Pharmaceuticals, Inc. (a)	120,000	8,054
		21,965
TOTAL HEALTH CARE		224,980
INDUSTRIALS - 12.8%
Aerospace & Defense - 2.5%
BE Aerospace, Inc. (a)	652,900	22,741
Embraer SA sponsored ADR	343,800	8,763
Precision Castparts Corp.	109,800	17,991
Spirit AeroSystems Holdings, Inc. Class A (a)	181,100	3,039
		52,534
Building Products - 2.4%
Lennox International, Inc.	612,900	19,135
Owens Corning (a)	1,010,400	29,362
		48,497
Electrical Equipment - 2.5%
AMETEK, Inc.	585,700	22,889
Cooper Industries PLC Class A	349,700	16,569
Hubbell, Inc. Class B	213,600	12,630
		52,088
Machinery - 4.2%
Charter International PLC	800,001	9,911
Cummins, Inc.	105,200	9,775
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Ingersoll-Rand Co. Ltd.	863,000	$ 28,919
Melrose PLC	1,518,878	7,739
SPX Corp.	195,100	11,099
WABCO Holdings, Inc. (a)	431,478	20,128
		87,571
Trading Companies & Distributors - 1.2%
Watsco, Inc.	251,500	15,002
WESCO International, Inc. (a)	245,100	10,561
		25,563
TOTAL INDUSTRIALS		266,253
INFORMATION TECHNOLOGY - 14.3%
Communications Equipment - 1.4%
Motorola Solutions, Inc.	250,000	10,523
Polycom, Inc. (a)	775,000	18,445
		28,968
Computers & Peripherals - 0.2%
Quantum Corp. (a)	2,250,000	4,388
Electronic Equipment & Components - 1.5%
Aeroflex Holding Corp.	586,950	5,153
Arrow Electronics, Inc. (a)	400,000	12,480
Fabrinet (a)	350,000	5,772
Jabil Circuit, Inc.	300,000	5,055
Universal Display Corp. (a)(d)	60,000	2,944
		31,404
Internet Software & Services - 1.3%
Open Text Corp. (a)	100,000	5,924
Rackspace Hosting, Inc. (a)	450,000	16,452
Velti PLC (a)	550,000	5,203
		27,579
IT Services - 2.1%
Atos Origin SA	225,000	11,268
Cognizant Technology Solutions Corp. Class A (a)	125,000	7,931
Fiserv, Inc. (a)	225,000	12,562
Paychex, Inc.	425,000	11,467
		43,228
Semiconductors & Semiconductor Equipment - 1.8%
Avago Technologies Ltd.	200,000	6,622
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Broadcom Corp. Class A	200,000	$ 7,130
Ceva, Inc. (a)	300,000	7,980
Freescale Semiconductor Holdings I Ltd.	450,000	5,175
NXP Semiconductors NV	350,000	5,702
Skyworks Solutions, Inc. (a)	250,000	5,158
		37,767
Software - 6.0%
ANSYS, Inc. (a)	375,000	20,243
Autonomy Corp. PLC (a)	150,000	6,138
BroadSoft, Inc. (a)(d)	300,000	9,075
Check Point Software Technologies Ltd. (a)	150,000	8,166
CommVault Systems, Inc. (a)	150,000	5,087
Informatica Corp. (a)	250,000	10,445
MicroStrategy, Inc. Class A (a)	60,000	7,373
Nuance Communications, Inc. (a)	675,000	12,528
Rovi Corp. (a)	250,000	12,223
salesforce.com, Inc. (a)	70,000	9,013
Synchronoss Technologies, Inc. (a)	225,000	6,111
Synopsys, Inc. (a)	425,000	10,999
TIBCO Software, Inc. (a)	275,000	6,155
		123,556
TOTAL INFORMATION TECHNOLOGY		296,890
MATERIALS - 6.9%
Chemicals - 3.8%
Airgas, Inc.	126,300	8,194
Albemarle Corp.	351,500	17,825
Ashland, Inc.	296,700	15,728
CF Industries Holdings, Inc.	55,000	10,055
FMC Corp.	38,700	2,938
Valspar Corp.	379,600	12,257
W.R. Grace & Co. (a)	300,400	11,842
		78,839
Containers & Packaging - 2.2%
Aptargroup, Inc.	299,100	15,099
Ball Corp.	303,100	10,887
Rock-Tenn Co. Class A	191,300	10,267
Sonoco Products Co.	310,200	9,799
		46,052
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - 0.9%
Carpenter Technology Corp.	216,100	$ 10,907
Reliance Steel & Aluminum Co.	173,000	7,169
		18,076
TOTAL MATERIALS		142,967
TELECOMMUNICATION SERVICES - 0.5%
Wireless Telecommunication Services - 0.5%
American Tower Corp. Class A (a)	87,500	4,713
NII Holdings, Inc. (a)	120,000	4,624
		9,337
UTILITIES - 5.9%
Electric Utilities - 3.0%
Cleco Corp.	495,700	17,612
Hawaiian Electric Industries, Inc.	672,800	16,161
NV Energy, Inc.	677,200	10,104
PNM Resources, Inc.	1,144,400	17,120
		60,997
Gas Utilities - 1.7%
National Fuel Gas Co.	210,200	12,896
UGI Corp.	762,000	22,677
		35,573
Multi-Utilities - 1.2%
OGE Energy Corp.	504,100	25,230
TOTAL UTILITIES		121,800
TOTAL COMMON STOCKS (Cost $2,096,765)		1,977,354
U.S. Treasury Obligations - 0.2%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 0% to 0.04% 9/15/11 to 10/6/11 (e) (Cost $4,420)	$ 4,420	4,420
Money Market Funds - 4.6%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.11% (b)	85,929,385	$ 85,929
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	8,101,709	8,102
TOTAL MONEY MARKET FUNDS (Cost $94,031)		94,031
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,195,216)		2,075,805
NET OTHER ASSETS (LIABILITIES) - 0.0%		953
NET ASSETS - 100%		$ 2,076,758
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
635 CME E-mini S&P Midcap 400 Index Contracts	Sept. 2011	$ 55,524	$ 2,050

The face value of futures purchased as a percentage of net assets is 2.7%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $4,420,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 121
Fidelity Securities Lending Cash Central Fund	160
Total	$ 281
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sale Proceeds	Dividend Income	Value, end of period
Ashmore Global Opportunities Ltd.	$ 32,933	$ -	$ 22,229	$ 267	$ -
Iridium Communications, Inc.*	35,667	-	31,223	-	-
Total	$ 68,600	$ -	$ 53,452	$ 267	$ -
* Includes common stocks and warrants
Other Information

The following is a summary of the inputs used, as of August 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 276,990	$ 276,990	$ -	$ -
Consumer Staples	94,464	94,464	-	-
Energy	163,573	163,573	-	-
Financials	380,100	374,773	5,327	-
Health Care	224,980	224,980	-	-
Industrials	266,253	266,253	-	-
Information Technology	296,890	296,890	-	-
Materials	142,967	142,967	-	-
Telecommunication Services	9,337	9,337	-	-
Utilities	121,800	121,800	-	-
U.S. Government and Government Agency Obligations	4,420	-	4,420	-
Money Market Funds	94,031	94,031	-	-
Total Investments in Securities:	$ 2,075,805	$ 2,066,058	$ 9,747	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 2,050	$ 2,050	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 43,436
Total Realized Gain (Loss)	(1,986)
Total Unrealized Gain (Loss)	494
Cost of Purchases	-
Proceeds of Sales	(9,011)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	(32,933)
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At August 31, 2011, the cost of investment securities for income tax purposes was $2,200,064,000. Net unrealized depreciation aggregated $124,259,000, of which $86,754,000 related to appreciated investment securities and $211,013,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Strategic
Growth Fund
Class A
Class T
Class B
Class C
Institutional Class

August 31, 2011

1.805773.107

ATQG-QTLY-1011

Investments August 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
CONSUMER DISCRETIONARY - 13.3%
Automobiles - 0.2%
Hyundai Motor Co.	120	$ 22,875
Tesla Motors, Inc. (a)	100	2,474
Toyota Motor Corp. sponsored ADR	300	21,552
		46,901
Diversified Consumer Services - 0.9%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	1,600	48,800
Weight Watchers International, Inc.	3,100	187,612
		236,412
Hotels, Restaurants & Leisure - 0.8%
Arcos Dorados Holdings, Inc.	2,300	63,411
Brinker International, Inc.	2,900	65,482
Ctrip.com International Ltd. sponsored ADR (a)	1,300	54,236
Dunkin' Brands Group, Inc. (a)	100	2,634
Las Vegas Sands Corp. (a)	100	4,657
		190,420
Household Durables - 2.9%
iRobot Corp. (a)	2,200	61,204
M.D.C. Holdings, Inc.	2,600	50,856
Meritage Homes Corp. (a)	2,900	54,317
Ryland Group, Inc.	2,700	31,482
Standard Pacific Corp. (a)	21,900	56,283
Tempur-Pedic International, Inc. (a)	7,700	448,448
		702,590
Internet & Catalog Retail - 3.9%
Amazon.com, Inc. (a)	2,800	602,812
Netflix, Inc. (a)	100	23,501
Priceline.com, Inc. (a)	600	322,356
		948,669
Media - 0.7%
Pandora Media, Inc.	100	1,320
Time Warner, Inc.	3,500	110,810
Valassis Communications, Inc. (a)	2,100	53,067
		165,197
Multiline Retail - 1.3%
Dollar General Corp. (a)	3,900	142,740
Dollar Tree, Inc. (a)	2,400	171,408
		314,148
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - 1.9%
Sally Beauty Holdings, Inc. (a)	600	$ 10,140
TJX Companies, Inc.	7,200	393,264
Vitamin Shoppe, Inc. (a)	1,500	66,450
		469,854
Textiles, Apparel & Luxury Goods - 0.7%
Deckers Outdoor Corp. (a)	800	71,168
PVH Corp.	1,100	73,326
Titan Industries Ltd.	7,708	34,822
		179,316
TOTAL CONSUMER DISCRETIONARY		3,253,507
CONSUMER STAPLES - 11.0%
Beverages - 2.0%
Anheuser-Busch InBev SA NV	1,030	56,860
Dr Pepper Snapple Group, Inc.	4,100	157,768
PepsiCo, Inc.	1,100	70,873
SABMiller PLC	1,400	50,739
The Coca-Cola Co.	2,100	147,945
		484,185
Food & Staples Retailing - 0.7%
Wal-Mart de Mexico SA de CV Series V	14,500	38,511
Whole Foods Market, Inc.	2,000	132,060
		170,571
Food Products - 3.2%
Danone sponsored ADR	5,000	68,800
Green Mountain Coffee Roasters, Inc. (a)	4,800	502,752
Mead Johnson Nutrition Co. Class A	1,900	135,375
Nestle SA sponsored ADR	1,050	65,179
SunOpta, Inc. (a)	300	1,569
		773,675
Household Products - 1.6%
Colgate-Palmolive Co.	3,200	287,904
Kimberly-Clark Corp.	100	6,916
Procter & Gamble Co.	1,700	108,256
		403,076
Personal Products - 3.5%
Estee Lauder Companies, Inc. Class A	1,100	107,426
Herbalife Ltd.	5,000	279,000
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - continued
Nu Skin Enterprises, Inc. Class A	2,000	$ 84,580
Schiff Nutrition International, Inc.	38,300	393,724
		864,730
TOTAL CONSUMER STAPLES		2,696,237
ENERGY - 11.3%
Energy Equipment & Services - 3.7%
Baker Hughes, Inc.	2,100	128,331
Dresser-Rand Group, Inc. (a)	1,800	76,410
Halliburton Co.	4,100	181,917
Noble Corp.	2,000	67,520
Oceaneering International, Inc.	2,800	119,532
Schlumberger Ltd.	1,320	103,118
Transocean Ltd. (United States)	3,900	218,478
		895,306
Oil, Gas & Consumable Fuels - 7.6%
Alpha Natural Resources, Inc. (a)	2,445	80,856
Amyris, Inc.	1,500	30,105
Atlas Pipeline Partners, LP	1,400	42,588
BP PLC sponsored ADR	1,104	43,487
Chesapeake Energy Corp.	2,200	71,258
Chevron Corp.	1,600	158,256
Exxon Mobil Corp.	11,440	847,018
Hess Corp.	2,100	124,614
HollyFrontier Corp.	1,900	136,344
Marathon Oil Corp.	1,800	48,456
Marathon Petroleum Corp.	1,100	40,766
Occidental Petroleum Corp.	1,100	95,414
Solazyme, Inc.	300	4,203
Southwestern Energy Co. (a)	2,600	98,670
Whiting Petroleum Corp. (a)	1,100	51,821
		1,873,856
TOTAL ENERGY		2,769,162
FINANCIALS - 3.6%
Capital Markets - 1.1%
Charles Schwab Corp.	5,900	72,747
HFF, Inc. (a)	1,600	18,912
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley	6,570	$ 114,975
TD Ameritrade Holding Corp.	3,600	55,368
		262,002
Commercial Banks - 0.8%
Aozora Bank Ltd.	23,000	57,654
Comerica, Inc.	1,700	43,503
Wells Fargo & Co.	3,500	91,350
		192,507
Consumer Finance - 0.2%
SLM Corp.	4,400	60,412
Diversified Financial Services - 1.1%
Citigroup, Inc.	4,360	135,378
JPMorgan Chase & Co.	3,500	131,460
		266,838
Real Estate Management & Development - 0.4%
CB Richard Ellis Group, Inc. Class A (a)	2,900	43,964
Jones Lang LaSalle, Inc.	700	46,837
		90,801
TOTAL FINANCIALS		872,560
HEALTH CARE - 9.9%
Biotechnology - 4.7%
Achillion Pharmaceuticals, Inc. (a)	8,800	54,120
ADVENTRX Pharmaceuticals, Inc. (a)	3,200	3,680
Alexion Pharmaceuticals, Inc. (a)	2,564	148,571
Amgen, Inc.	1,200	66,486
Amicus Therapeutics, Inc. (a)	14,900	68,391
Amylin Pharmaceuticals, Inc. (a)	500	5,655
Ardea Biosciences, Inc. (a)	1,680	27,266
ARIAD Pharmaceuticals, Inc. (a)	7,200	70,848
ArQule, Inc. (a)	5,600	24,416
Biogen Idec, Inc. (a)	1,300	122,460
BioMarin Pharmaceutical, Inc. (a)	2,800	82,838
Dynavax Technologies Corp. (a)	14,300	34,320
Exelixis, Inc. (a)	3,800	28,424
Geron Corp. (a)(d)	9,100	24,297
Gilead Sciences, Inc. (a)	4,200	167,517
Inhibitex, Inc. (a)	9,500	33,535
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Keryx Biopharmaceuticals, Inc. (a)	6,370	$ 25,926
Lexicon Pharmaceuticals, Inc. (a)	11,000	14,960
Neurocrine Biosciences, Inc. (a)	8,700	53,418
NPS Pharmaceuticals, Inc. (a)	1,700	12,682
Theravance, Inc. (a)	2,200	41,800
United Therapeutics Corp. (a)	1,100	47,465
		1,159,075
Health Care Equipment & Supplies - 0.7%
Alere, Inc. (a)	1,575	39,328
Edwards Lifesciences Corp. (a)	1,200	90,540
Mako Surgical Corp. (a)	1,100	39,490
Sirona Dental Systems, Inc. (a)	100	4,666
		174,024
Health Care Providers & Services - 1.7%
McKesson Corp.	2,400	191,832
Medco Health Solutions, Inc. (a)	3,000	162,420
WellPoint, Inc.	800	50,640
		404,892
Health Care Technology - 0.4%
Cerner Corp. (a)	1,600	105,536
Life Sciences Tools & Services - 0.6%
Illumina, Inc. (a)	400	20,840
Thermo Fisher Scientific, Inc. (a)	2,100	115,353
		136,193
Pharmaceuticals - 1.8%
Auxilium Pharmaceuticals, Inc. (a)	600	10,206
AVANIR Pharmaceuticals Class A (a)(d)	10,700	30,388
Cadence Pharmaceuticals, Inc. (a)(d)	4,600	30,084
Elan Corp. PLC sponsored ADR (a)	6,100	65,087
Eli Lilly & Co.	2,900	108,779
Endocyte, Inc.	200	2,192
MAP Pharmaceuticals, Inc. (a)	100	1,400
Shire PLC sponsored ADR	700	67,970
Valeant Pharmaceuticals International, Inc. (Canada)	3,058	137,098
		453,204
TOTAL HEALTH CARE		2,432,924
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 11.9%
Aerospace & Defense - 4.4%
Esterline Technologies Corp. (a)	1,600	$ 120,464
Precision Castparts Corp.	1,300	213,005
Raytheon Co.	1,500	64,845
Textron, Inc.	13,500	227,745
United Technologies Corp.	5,900	438,075
		1,064,134
Airlines - 0.5%
Copa Holdings SA Class A	1,100	76,032
Southwest Airlines Co.	5,300	45,686
		121,718
Building Products - 0.2%
Armstrong World Industries, Inc.	700	28,189
Quanex Building Products Corp.	1,300	16,783
		44,972
Commercial Services & Supplies - 0.0%
Sykes Enterprises, Inc. (a)	100	1,565
Construction & Engineering - 1.2%
Fluor Corp.	2,700	163,944
Jacobs Engineering Group, Inc. (a)	1,200	44,688
KBR, Inc.	1,000	30,050
Shaw Group, Inc. (a)	2,100	48,951
		287,633
Electrical Equipment - 0.6%
Alstom SA	2,474	114,892
Emerson Electric Co.	900	41,895
		156,787
Industrial Conglomerates - 0.6%
General Electric Co.	9,200	150,052
Machinery - 2.0%
Cummins, Inc.	1,700	157,964
Ingersoll-Rand Co. Ltd.	8,500	284,835
Pall Corp.	800	40,904
Wabtec Corp.	200	12,178
		495,881
Professional Services - 1.6%
IHS, Inc. Class A (a)	900	69,831
Manpower, Inc.	800	32,224
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - continued
Robert Half International, Inc.	1,700	$ 40,664
Towers Watson & Co.	4,000	235,960
		378,679
Road & Rail - 0.4%
Union Pacific Corp.	1,100	101,387
Trading Companies & Distributors - 0.4%
Mills Estruturas e Servicos de Engenharia SA	1,000	12,569
WESCO International, Inc. (a)	2,200	94,798
		107,367
TOTAL INDUSTRIALS		2,910,175
INFORMATION TECHNOLOGY - 29.8%
Communications Equipment - 3.2%
Acme Packet, Inc. (a)	200	9,418
Cisco Systems, Inc.	4,900	76,832
Juniper Networks, Inc. (a)	8,000	167,440
QUALCOMM, Inc.	9,600	494,016
Riverbed Technology, Inc. (a)	1,500	37,170
		784,876
Computers & Peripherals - 8.5%
Apple, Inc. (a)	5,090	1,958,784
EMC Corp. (a)	100	2,259
NetApp, Inc. (a)	600	22,572
SanDisk Corp. (a)	1,800	65,970
Western Digital Corp. (a)	1,500	44,235
		2,093,820
Internet Software & Services - 6.1%
Baidu.com, Inc. sponsored ADR (a)	800	116,624
eBay, Inc. (a)	6,500	200,655
Facebook, Inc. Class B (a)(e)	1,061	26,525
Google, Inc. Class A (a)	1,606	868,782
LinkedIn Corp. (a)	100	8,412
OpenTable, Inc. (a)	500	30,495
Rackspace Hosting, Inc. (a)	6,200	226,672
Travelzoo, Inc. (a)	300	10,959
		1,489,124
IT Services - 3.3%
Cognizant Technology Solutions Corp. Class A (a)	8,200	520,290
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
International Business Machines Corp.	1,000	$ 171,910
MasterCard, Inc. Class A	200	65,942
Virtusa Corp. (a)	3,200	50,464
		808,606
Office Electronics - 0.1%
Xerox Corp.	2,500	20,750
Semiconductors & Semiconductor Equipment - 1.8%
Avago Technologies Ltd.	1,400	46,354
Broadcom Corp. Class A	1,900	67,735
Freescale Semiconductor Holdings I Ltd.	1,400	16,100
GT Advanced Technologies, Inc. (a)(d)	8,200	100,122
Inphi Corp.	100	804
Marvell Technology Group Ltd. (a)	9,200	120,980
NVIDIA Corp. (a)	6,100	81,191
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	200	2,394
		435,680
Software - 6.8%
Citrix Systems, Inc. (a)	1,100	66,473
Informatica Corp. (a)	2,600	108,628
Intuit, Inc.	1,400	69,062
Microsoft Corp.	500	13,300
Oracle Corp.	21,900	614,733
Red Hat, Inc. (a)	2,700	106,758
Rovi Corp. (a)	2,700	132,003
salesforce.com, Inc. (a)	2,725	350,844
Solera Holdings, Inc.	2,300	134,895
VMware, Inc. Class A (a)	900	84,924
		1,681,620
TOTAL INFORMATION TECHNOLOGY		7,314,476
MATERIALS - 6.0%
Chemicals - 2.5%
Albemarle Corp.	900	45,639
Ashland, Inc.	1,900	100,719
CF Industries Holdings, Inc.	1,200	219,384
Innophos Holdings, Inc.	1,700	70,737
LyondellBasell Industries NV Class A	3,500	121,275
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Olin Corp.	1,600	$ 31,904
W.R. Grace & Co. (a)	500	19,710
		609,368
Metals & Mining - 3.5%
Alcoa, Inc.	2,100	26,901
AngloGold Ashanti Ltd. sponsored ADR	1,800	80,748
Barrick Gold Corp.	1,700	86,545
Freeport-McMoRan Copper & Gold, Inc.	1,700	80,138
Goldcorp, Inc.	2,700	140,625
Ivanhoe Mines Ltd. (a)	5,800	133,331
Kinross Gold Corp.	3,800	66,089
Newcrest Mining Ltd.	2,855	122,889
Newmont Mining Corp.	1,000	62,620
Reliance Steel & Aluminum Co.	800	33,152
United States Steel Corp.	600	18,072
		851,110
TOTAL MATERIALS		1,460,478
TELECOMMUNICATION SERVICES - 1.1%
Wireless Telecommunication Services - 1.1%
American Tower Corp. Class A (a)	5,100	274,686
UTILITIES - 0.1%
Independent Power Producers & Energy Traders - 0.1%
The AES Corp. (a)	2,100	22,806
TOTAL COMMON STOCKS (Cost $22,306,841)		24,007,011
Money Market Funds - 1.5%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	222,181	$ 222,181
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	150,825	150,825
TOTAL MONEY MARKET FUNDS (Cost $373,006)		373,006
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $22,679,847)		24,380,017
NET OTHER ASSETS (LIABILITIES) - 0.5%		133,533
NET ASSETS - 100%		$ 24,513,550
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $26,525 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 26,532
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 343
Fidelity Securities Lending Cash Central Fund	9,219
Total	$ 9,562
Other Information

The following is a summary of the inputs used, as of August 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 3,253,507	$ 3,218,685	$ 34,822	$ -
Consumer Staples	2,696,237	2,639,377	56,860	-
Energy	2,769,162	2,769,162	-	-
Financials	872,560	814,906	57,654	-
Health Care	2,432,924	2,432,924	-	-
Industrials	2,910,175	2,910,175	-	-
Information Technology	7,314,476	7,287,951	-	26,525
Materials	1,460,478	1,460,478	-	-
Telecommunication Services	274,686	274,686	-	-
Utilities	22,806	22,806	-	-
Money Market Funds	373,006	373,006	-	-
Total Investments in Securities:	$ 24,380,017	$ 24,204,156	$ 149,336	$ 26,525
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(7)
Cost of Purchases	26,532
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 26,525
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2011	$ (7)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At August 31, 2011, the cost of investment securities for income tax purposes was $22,745,215. Net unrealized appreciation aggregated $1,634,802, of which $3,336,220 related to appreciated investment securities and $1,701,418 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Value
Strategies Fund
Class A
Class T
Class B
Class C
Institutional Class

August 31, 2011

1.805748.107

SO-QTLY-1011

Investments August 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 17.4%
Auto Components - 1.2%
Autoliv, Inc.	56,100	$ 3,132
Delphi Corp. Class B (a)	230	4,439
TRW Automotive Holdings Corp. (a)	77,600	3,235
		10,806
Automobiles - 0.8%
Bayerische Motoren Werke AG (BMW)	36,387	2,946
General Motors Co.	74,100	1,781
Volkswagen AG	18,856	2,867
		7,594
Distributors - 0.3%
Core-Mark Holding Co., Inc. (a)	76,165	2,705
Diversified Consumer Services - 0.7%
Service Corp. International	609,400	6,228
Hotels, Restaurants & Leisure - 2.5%
Ameristar Casinos, Inc.	292,726	5,465
Brinker International, Inc.	177,108	3,999
Cedar Fair LP (depository unit)	231,920	4,662
O'Charleys, Inc. (a)	404,555	2,274
Wyndham Worldwide Corp.	203,867	6,622
		23,022
Household Durables - 1.9%
KB Home (d)	243,794	1,607
Lennar Corp. Class A	212,200	3,119
PulteGroup, Inc. (a)(d)	1,078,525	5,177
Standard Pacific Corp. (a)(d)	1,526,900	3,924
Techtronic Industries Co. Ltd.	3,985,500	3,793
		17,620
Leisure Equipment & Products - 0.5%
Hasbro, Inc.	119,597	4,633
Media - 1.9%
AMC Networks, Inc. Class A	46,133	1,707
Cablevision Systems Corp. - NY Group Class A	184,535	3,333
Omnicom Group, Inc.	125,512	5,090
Regal Entertainment Group Class A (d)	229,900	3,005
Valassis Communications, Inc. (a)	196,589	4,968
		18,103
Multiline Retail - 0.6%
Target Corp.	118,700	6,133
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - 7.0%
Advance Auto Parts, Inc.	166,790	$ 10,127
Asbury Automotive Group, Inc. (a)	483,141	9,088
Carphone Warehouse Group PLC	528,788	3,048
Casual Male Retail Group, Inc. (a)	421,708	1,759
GameStop Corp. Class A (a)(d)	1,703,462	40,764
		64,786
TOTAL CONSUMER DISCRETIONARY		161,630
CONSUMER STAPLES - 7.8%
Beverages - 4.9%
China New Borun Corp. ADR (a)(d)	667,803	2,885
Cott Corp. (a)(d)(e)	5,114,168	40,216
Molson Coors Brewing Co. Class B	53,033	2,320
		45,421
Food & Staples Retailing - 0.8%
SUPERVALU, Inc. (d)	544,800	4,342
United Natural Foods, Inc. (a)	76,700	3,119
		7,461
Food Products - 2.1%
Bunge Ltd.	102,500	6,633
Calavo Growers, Inc.	232,028	4,641
SunOpta, Inc. (a)	1,545,185	8,081
		19,355
TOTAL CONSUMER STAPLES		72,237
ENERGY - 6.9%
Energy Equipment & Services - 2.3%
C&J Energy Services, Inc. (a)(f)	386,786	9,100
Ensco International Ltd. ADR	76,900	3,711
Halliburton Co.	187,200	8,306
		21,117
Oil, Gas & Consumable Fuels - 4.6%
Alpha Natural Resources, Inc. (a)	155,823	5,153
Cabot Oil & Gas Corp.	153,900	11,675
Denbury Resources, Inc. (a)	512,580	8,176
Peabody Energy Corp.	96,600	4,714
Pioneer Natural Resources Co.	56,000	4,378
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Suncor Energy, Inc.	73,200	$ 2,346
Whiting Petroleum Corp. (a)	51,000	2,403
Williams Companies, Inc.	154,500	4,170
		43,015
TOTAL ENERGY		64,132
FINANCIALS - 7.8%
Commercial Banks - 3.0%
BB&T Corp.	449,231	10,013
Regions Financial Corp.	812,863	3,690
U.S. Bancorp	615,084	14,276
		27,979
Insurance - 3.9%
AEGON NV (a)	714,900	3,219
AFLAC, Inc.	250,055	9,432
Assurant, Inc.	85,200	2,996
Lincoln National Corp.	513,200	10,649
Reinsurance Group of America, Inc.	80,400	4,291
Unum Group	245,860	5,788
		36,375
Real Estate Investment Trusts - 0.6%
CBL & Associates Properties, Inc.	215,313	3,167
Host Hotels & Resorts, Inc.	210,800	2,494
		5,661
Real Estate Management & Development - 0.3%
Forest City Enterprises, Inc. Class A (a)	207,800	2,762
TOTAL FINANCIALS		72,777
HEALTH CARE - 8.1%
Biotechnology - 1.0%
Ardea Biosciences, Inc. (a)	88,497	1,436
PDL BioPharma, Inc.	361,000	2,206
Zogenix, Inc. (d)	1,586,031	5,488
		9,130
Health Care Equipment & Supplies - 2.2%
C. R. Bard, Inc.	76,900	7,325
Covidien PLC	114,575	5,979
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Hill-Rom Holdings, Inc.	56,300	$ 1,706
Orthofix International NV (a)	94,517	3,465
Symmetry Medical, Inc. (a)	236,212	1,968
		20,443
Health Care Providers & Services - 2.6%
DaVita, Inc. (a)	80,798	5,945
Emeritus Corp. (a)(d)	356,066	6,228
Universal Health Services, Inc. Class B	284,414	11,832
		24,005
Life Sciences Tools & Services - 1.2%
Agilent Technologies, Inc. (a)	184,300	6,795
PerkinElmer, Inc.	211,600	4,839
		11,634
Pharmaceuticals - 1.1%
Johnson & Johnson	153,600	10,107
TOTAL HEALTH CARE		75,319
INDUSTRIALS - 11.9%
Aerospace & Defense - 4.2%
Alliant Techsystems, Inc.	177,500	11,266
Esterline Technologies Corp. (a)	101,822	7,666
Precision Castparts Corp.	19,410	3,180
Textron, Inc.	223,717	3,774
TransDigm Group, Inc. (a)	146,900	13,494
		39,380
Building Products - 1.3%
Armstrong World Industries, Inc.	77,022	3,102
Owens Corning (a)	310,211	9,015
		12,117
Commercial Services & Supplies - 0.3%
Quad/Graphics, Inc.	47,416	983
The Geo Group, Inc. (a)	101,400	2,177
		3,160
Construction & Engineering - 0.3%
Quanta Services, Inc. (a)	154,200	2,959
Electrical Equipment - 0.4%
Regal-Beloit Corp.	63,554	3,736
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - 0.8%
Carlisle Companies, Inc.	175,529	$ 6,882
Machinery - 2.9%
Accuride Corp. (a)	143,090	1,206
Blount International, Inc. (a)	292,004	4,590
Ingersoll-Rand Co. Ltd.	312,800	10,482
Stanley Black & Decker, Inc.	74,137	4,595
Timken Co.	145,704	5,733
		26,606
Marine - 0.2%
Ultrapetrol (Bahamas) Ltd. (a)	524,853	1,753
Road & Rail - 1.5%
Union Pacific Corp.	148,800	13,715
TOTAL INDUSTRIALS		110,308
INFORMATION TECHNOLOGY - 11.9%
Communications Equipment - 0.8%
Comverse Technology, Inc. (a)	613,366	4,232
Juniper Networks, Inc. (a)	129,100	2,702
		6,934
Computers & Peripherals - 0.9%
SanDisk Corp. (a)	76,493	2,803
Western Digital Corp. (a)	201,500	5,942
		8,745
Electronic Equipment & Components - 0.7%
Anixter International, Inc.	69,980	4,130
Cognex Corp.	77,341	2,475
		6,605
IT Services - 1.1%
Acxiom Corp. (a)	215,782	2,367
Fidelity National Information Services, Inc.	268,430	7,564
		9,931
Office Electronics - 0.5%
Xerox Corp.	572,377	4,751
Semiconductors & Semiconductor Equipment - 6.1%
Fairchild Semiconductor International, Inc. (a)	162,500	2,155
Intersil Corp. Class A	773,578	8,687
KLA-Tencor Corp.	174,580	6,404
Lam Research Corp. (a)	212,153	7,884
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Marvell Technology Group Ltd. (a)	815,300	$ 10,721
Micron Technology, Inc. (a)	455,483	2,692
ON Semiconductor Corp. (a)	1,214,770	8,831
Spansion, Inc. Class A (a)	641,043	9,622
		56,996
Software - 1.8%
JDA Software Group, Inc. (a)	76,657	2,025
Microsoft Corp.	438,024	11,651
Nuance Communications, Inc. (a)	152,500	2,830
		16,506
TOTAL INFORMATION TECHNOLOGY		110,468
MATERIALS - 14.1%
Chemicals - 12.1%
Ashland, Inc.	86,800	4,601
Innophos Holdings, Inc.	524,810	21,837
LyondellBasell Industries NV Class A	1,398,224	48,449
PPG Industries, Inc.	236,200	18,091
Solutia, Inc. (a)	430,260	7,478
W.R. Grace & Co. (a)	219,128	8,638
Wacker Chemie AG	22,171	3,230
		112,324
Metals & Mining - 2.0%
Carpenter Technology Corp.	86,796	4,381
Gulf Resources, Inc. (a)	180,390	332
Haynes International, Inc.	18,860	1,094
Newcrest Mining Ltd.	230,011	9,900
Titanium Metals Corp.	152,300	2,441
		18,148
TOTAL MATERIALS		130,472
TELECOMMUNICATION SERVICES - 4.2%
Diversified Telecommunication Services - 2.9%
CenturyLink, Inc.	194,621	7,036
Cogent Communications Group, Inc. (a)	327,858	4,649
Global Crossing Ltd. (a)	533,568	15,180
		26,865
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 1.3%
NII Holdings, Inc. (a)	323,530	$ 12,466
TOTAL TELECOMMUNICATION SERVICES		39,331
UTILITIES - 6.7%
Electric Utilities - 2.2%
American Electric Power Co., Inc.	222,100	8,580
FirstEnergy Corp.	130,269	5,764
Southern Co.	153,700	6,357
		20,701
Independent Power Producers & Energy Traders - 3.4%
Calpine Corp. (a)	839,263	12,362
The AES Corp. (a)	1,721,200	18,692
		31,054
Multi-Utilities - 1.1%
Alliant Energy Corp.	114,800	4,657
Sempra Energy	108,039	5,674
		10,331
TOTAL UTILITIES		62,086
TOTAL COMMON STOCKS (Cost $866,561)		898,760
Convertible Preferred Stocks - 0.2%

CONSUMER DISCRETIONARY - 0.2%
Media - 0.2%
LodgeNet Entertainment Corp. 10.00% (f) (Cost $2,231)	2,300	1,747
Nonconvertible Bonds - 0.1%
Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Chukchansi Economic Development Authority 8% 11/15/13 (f) (Cost $948)	$ 1,145	836
Money Market Funds - 6.2%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.11% (b)	11,061,423	$ 11,061
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	46,495,380	46,495
TOTAL MONEY MARKET FUNDS (Cost $57,556)		57,556
TOTAL INVESTMENT PORTFOLIO - 103.3% (Cost $927,296)		958,899
NET OTHER ASSETS (LIABILITIES) - (3.3)%		(30,187)
NET ASSETS - 100%		$ 928,712
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $11,683,000 or 1.3% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 24
Fidelity Securities Lending Cash Central Fund	155
Total	$ 179
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Cott Corp.	$ 27,985	$ 14,520	$ -	$ -	$ 40,216
Other Information

The following is a summary of the inputs used, as of August 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 163,377	$ 157,191	$ 6,186	$ -
Consumer Staples	72,237	72,237	-	-
Energy	64,132	55,032	9,100	-
Financials	72,777	69,558	3,219	-
Health Care	75,319	75,319	-	-
Industrials	110,308	110,308	-	-
Information Technology	110,468	110,468	-	-
Materials	130,472	130,472	-	-
Telecommunication Services	39,331	39,331	-	-
Utilities	62,086	62,086	-	-
Corporate Bonds	836	-	836	-
Money Market Funds	57,556	57,556	-	-
Total Investments in Securities:	$ 958,899	$ 939,558	$ 19,341	$ -
Income Tax Information

At August 31, 2011, the cost of investment securities for income tax purposes was $931,922,000. Net unrealized appreciation aggregated $26,977,000, of which $118,852,000 related to appreciated investment securities and $91,875,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Value Strategies Fund
Fidelity Value Strategies Fund Class K

(Classes of Fidelity® Advisor
Value Strategies Fund)

August 31, 2011

1.806763.107

SOI-QTLY-1011

Investments August 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 17.4%
Auto Components - 1.2%
Autoliv, Inc.	56,100	$ 3,132
Delphi Corp. Class B (a)	230	4,439
TRW Automotive Holdings Corp. (a)	77,600	3,235
		10,806
Automobiles - 0.8%
Bayerische Motoren Werke AG (BMW)	36,387	2,946
General Motors Co.	74,100	1,781
Volkswagen AG	18,856	2,867
		7,594
Distributors - 0.3%
Core-Mark Holding Co., Inc. (a)	76,165	2,705
Diversified Consumer Services - 0.7%
Service Corp. International	609,400	6,228
Hotels, Restaurants & Leisure - 2.5%
Ameristar Casinos, Inc.	292,726	5,465
Brinker International, Inc.	177,108	3,999
Cedar Fair LP (depository unit)	231,920	4,662
O'Charleys, Inc. (a)	404,555	2,274
Wyndham Worldwide Corp.	203,867	6,622
		23,022
Household Durables - 1.9%
KB Home (d)	243,794	1,607
Lennar Corp. Class A	212,200	3,119
PulteGroup, Inc. (a)(d)	1,078,525	5,177
Standard Pacific Corp. (a)(d)	1,526,900	3,924
Techtronic Industries Co. Ltd.	3,985,500	3,793
		17,620
Leisure Equipment & Products - 0.5%
Hasbro, Inc.	119,597	4,633
Media - 1.9%
AMC Networks, Inc. Class A	46,133	1,707
Cablevision Systems Corp. - NY Group Class A	184,535	3,333
Omnicom Group, Inc.	125,512	5,090
Regal Entertainment Group Class A (d)	229,900	3,005
Valassis Communications, Inc. (a)	196,589	4,968
		18,103
Multiline Retail - 0.6%
Target Corp.	118,700	6,133
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - 7.0%
Advance Auto Parts, Inc.	166,790	$ 10,127
Asbury Automotive Group, Inc. (a)	483,141	9,088
Carphone Warehouse Group PLC	528,788	3,048
Casual Male Retail Group, Inc. (a)	421,708	1,759
GameStop Corp. Class A (a)(d)	1,703,462	40,764
		64,786
TOTAL CONSUMER DISCRETIONARY		161,630
CONSUMER STAPLES - 7.8%
Beverages - 4.9%
China New Borun Corp. ADR (a)(d)	667,803	2,885
Cott Corp. (a)(d)(e)	5,114,168	40,216
Molson Coors Brewing Co. Class B	53,033	2,320
		45,421
Food & Staples Retailing - 0.8%
SUPERVALU, Inc. (d)	544,800	4,342
United Natural Foods, Inc. (a)	76,700	3,119
		7,461
Food Products - 2.1%
Bunge Ltd.	102,500	6,633
Calavo Growers, Inc.	232,028	4,641
SunOpta, Inc. (a)	1,545,185	8,081
		19,355
TOTAL CONSUMER STAPLES		72,237
ENERGY - 6.9%
Energy Equipment & Services - 2.3%
C&J Energy Services, Inc. (a)(f)	386,786	9,100
Ensco International Ltd. ADR	76,900	3,711
Halliburton Co.	187,200	8,306
		21,117
Oil, Gas & Consumable Fuels - 4.6%
Alpha Natural Resources, Inc. (a)	155,823	5,153
Cabot Oil & Gas Corp.	153,900	11,675
Denbury Resources, Inc. (a)	512,580	8,176
Peabody Energy Corp.	96,600	4,714
Pioneer Natural Resources Co.	56,000	4,378
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Suncor Energy, Inc.	73,200	$ 2,346
Whiting Petroleum Corp. (a)	51,000	2,403
Williams Companies, Inc.	154,500	4,170
		43,015
TOTAL ENERGY		64,132
FINANCIALS - 7.8%
Commercial Banks - 3.0%
BB&T Corp.	449,231	10,013
Regions Financial Corp.	812,863	3,690
U.S. Bancorp	615,084	14,276
		27,979
Insurance - 3.9%
AEGON NV (a)	714,900	3,219
AFLAC, Inc.	250,055	9,432
Assurant, Inc.	85,200	2,996
Lincoln National Corp.	513,200	10,649
Reinsurance Group of America, Inc.	80,400	4,291
Unum Group	245,860	5,788
		36,375
Real Estate Investment Trusts - 0.6%
CBL & Associates Properties, Inc.	215,313	3,167
Host Hotels & Resorts, Inc.	210,800	2,494
		5,661
Real Estate Management & Development - 0.3%
Forest City Enterprises, Inc. Class A (a)	207,800	2,762
TOTAL FINANCIALS		72,777
HEALTH CARE - 8.1%
Biotechnology - 1.0%
Ardea Biosciences, Inc. (a)	88,497	1,436
PDL BioPharma, Inc.	361,000	2,206
Zogenix, Inc. (d)	1,586,031	5,488
		9,130
Health Care Equipment & Supplies - 2.2%
C. R. Bard, Inc.	76,900	7,325
Covidien PLC	114,575	5,979
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Hill-Rom Holdings, Inc.	56,300	$ 1,706
Orthofix International NV (a)	94,517	3,465
Symmetry Medical, Inc. (a)	236,212	1,968
		20,443
Health Care Providers & Services - 2.6%
DaVita, Inc. (a)	80,798	5,945
Emeritus Corp. (a)(d)	356,066	6,228
Universal Health Services, Inc. Class B	284,414	11,832
		24,005
Life Sciences Tools & Services - 1.2%
Agilent Technologies, Inc. (a)	184,300	6,795
PerkinElmer, Inc.	211,600	4,839
		11,634
Pharmaceuticals - 1.1%
Johnson & Johnson	153,600	10,107
TOTAL HEALTH CARE		75,319
INDUSTRIALS - 11.9%
Aerospace & Defense - 4.2%
Alliant Techsystems, Inc.	177,500	11,266
Esterline Technologies Corp. (a)	101,822	7,666
Precision Castparts Corp.	19,410	3,180
Textron, Inc.	223,717	3,774
TransDigm Group, Inc. (a)	146,900	13,494
		39,380
Building Products - 1.3%
Armstrong World Industries, Inc.	77,022	3,102
Owens Corning (a)	310,211	9,015
		12,117
Commercial Services & Supplies - 0.3%
Quad/Graphics, Inc.	47,416	983
The Geo Group, Inc. (a)	101,400	2,177
		3,160
Construction & Engineering - 0.3%
Quanta Services, Inc. (a)	154,200	2,959
Electrical Equipment - 0.4%
Regal-Beloit Corp.	63,554	3,736
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - 0.8%
Carlisle Companies, Inc.	175,529	$ 6,882
Machinery - 2.9%
Accuride Corp. (a)	143,090	1,206
Blount International, Inc. (a)	292,004	4,590
Ingersoll-Rand Co. Ltd.	312,800	10,482
Stanley Black & Decker, Inc.	74,137	4,595
Timken Co.	145,704	5,733
		26,606
Marine - 0.2%
Ultrapetrol (Bahamas) Ltd. (a)	524,853	1,753
Road & Rail - 1.5%
Union Pacific Corp.	148,800	13,715
TOTAL INDUSTRIALS		110,308
INFORMATION TECHNOLOGY - 11.9%
Communications Equipment - 0.8%
Comverse Technology, Inc. (a)	613,366	4,232
Juniper Networks, Inc. (a)	129,100	2,702
		6,934
Computers & Peripherals - 0.9%
SanDisk Corp. (a)	76,493	2,803
Western Digital Corp. (a)	201,500	5,942
		8,745
Electronic Equipment & Components - 0.7%
Anixter International, Inc.	69,980	4,130
Cognex Corp.	77,341	2,475
		6,605
IT Services - 1.1%
Acxiom Corp. (a)	215,782	2,367
Fidelity National Information Services, Inc.	268,430	7,564
		9,931
Office Electronics - 0.5%
Xerox Corp.	572,377	4,751
Semiconductors & Semiconductor Equipment - 6.1%
Fairchild Semiconductor International, Inc. (a)	162,500	2,155
Intersil Corp. Class A	773,578	8,687
KLA-Tencor Corp.	174,580	6,404
Lam Research Corp. (a)	212,153	7,884
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Marvell Technology Group Ltd. (a)	815,300	$ 10,721
Micron Technology, Inc. (a)	455,483	2,692
ON Semiconductor Corp. (a)	1,214,770	8,831
Spansion, Inc. Class A (a)	641,043	9,622
		56,996
Software - 1.8%
JDA Software Group, Inc. (a)	76,657	2,025
Microsoft Corp.	438,024	11,651
Nuance Communications, Inc. (a)	152,500	2,830
		16,506
TOTAL INFORMATION TECHNOLOGY		110,468
MATERIALS - 14.1%
Chemicals - 12.1%
Ashland, Inc.	86,800	4,601
Innophos Holdings, Inc.	524,810	21,837
LyondellBasell Industries NV Class A	1,398,224	48,449
PPG Industries, Inc.	236,200	18,091
Solutia, Inc. (a)	430,260	7,478
W.R. Grace & Co. (a)	219,128	8,638
Wacker Chemie AG	22,171	3,230
		112,324
Metals & Mining - 2.0%
Carpenter Technology Corp.	86,796	4,381
Gulf Resources, Inc. (a)	180,390	332
Haynes International, Inc.	18,860	1,094
Newcrest Mining Ltd.	230,011	9,900
Titanium Metals Corp.	152,300	2,441
		18,148
TOTAL MATERIALS		130,472
TELECOMMUNICATION SERVICES - 4.2%
Diversified Telecommunication Services - 2.9%
CenturyLink, Inc.	194,621	7,036
Cogent Communications Group, Inc. (a)	327,858	4,649
Global Crossing Ltd. (a)	533,568	15,180
		26,865
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 1.3%
NII Holdings, Inc. (a)	323,530	$ 12,466
TOTAL TELECOMMUNICATION SERVICES		39,331
UTILITIES - 6.7%
Electric Utilities - 2.2%
American Electric Power Co., Inc.	222,100	8,580
FirstEnergy Corp.	130,269	5,764
Southern Co.	153,700	6,357
		20,701
Independent Power Producers & Energy Traders - 3.4%
Calpine Corp. (a)	839,263	12,362
The AES Corp. (a)	1,721,200	18,692
		31,054
Multi-Utilities - 1.1%
Alliant Energy Corp.	114,800	4,657
Sempra Energy	108,039	5,674
		10,331
TOTAL UTILITIES		62,086
TOTAL COMMON STOCKS (Cost $866,561)		898,760
Convertible Preferred Stocks - 0.2%

CONSUMER DISCRETIONARY - 0.2%
Media - 0.2%
LodgeNet Entertainment Corp. 10.00% (f) (Cost $2,231)	2,300	1,747
Nonconvertible Bonds - 0.1%
Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Chukchansi Economic Development Authority 8% 11/15/13 (f) (Cost $948)	$ 1,145	836
Money Market Funds - 6.2%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.11% (b)	11,061,423	$ 11,061
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	46,495,380	46,495
TOTAL MONEY MARKET FUNDS (Cost $57,556)		57,556
TOTAL INVESTMENT PORTFOLIO - 103.3% (Cost $927,296)		958,899
NET OTHER ASSETS (LIABILITIES) - (3.3)%		(30,187)
NET ASSETS - 100%		$ 928,712
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $11,683,000 or 1.3% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 24
Fidelity Securities Lending Cash Central Fund	155
Total	$ 179
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Cott Corp.	$ 27,985	$ 14,520	$ -	$ -	$ 40,216
Other Information

The following is a summary of the inputs used, as of August 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 163,377	$ 157,191	$ 6,186	$ -
Consumer Staples	72,237	72,237	-	-
Energy	64,132	55,032	9,100	-
Financials	72,777	69,558	3,219	-
Health Care	75,319	75,319	-	-
Industrials	110,308	110,308	-	-
Information Technology	110,468	110,468	-	-
Materials	130,472	130,472	-	-
Telecommunication Services	39,331	39,331	-	-
Utilities	62,086	62,086	-	-
Corporate Bonds	836	-	836	-
Money Market Funds	57,556	57,556	-	-
Total Investments in Securities:	$ 958,899	$ 939,558	$ 19,341	$ -
Income Tax Information

At August 31, 2011, the cost of investment securities for income tax purposes was $931,922,000. Net unrealized appreciation aggregated $26,977,000, of which $118,852,000 related to appreciated investment securities and $91,875,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Real Estate High
Income Fund

August 31, 2011

1.805767.107

REHI-QTLY-1011

Investments August 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 5.9%
		Principal Amount (b)	Value
Convertible Bonds - 1.0%
Homebuilders/Real Estate - 1.0%
Developers Diversified Realty Corp. 3% 3/15/12		1,960,000	1,960,000
Inland Real Estate Corp. 4.625% 11/15/26		1,693,000	1,690,968
Lexington Master Ltd. Partnership 5.45% 1/15/27 (c)		500,000	501,875
ProLogis LP 1.875% 11/15/37		1,000,000	976,250
SL Green Realty Corp. 3% 3/30/27 (c)		1,500,000	1,490,625
			6,619,718
Nonconvertible Bonds - 4.9%
Healthcare - 1.0%
Omega Healthcare Investors, Inc. 6.75% 10/15/22		1,230,000	1,177,725
Senior Housing Properties Trust 6.75% 4/15/20		3,000,000	3,337,866
Skilled Healthcare Group, Inc. 11% 1/15/14		2,040,000	2,096,100
			6,611,691
Homebuilders/Real Estate - 2.3%
Developers Diversified Realty Corp.:
7.5% 4/1/17		214,000	237,896
7.875% 9/1/20		2,437,000	2,708,599
Forest City Enterprises, Inc.:
6.5% 2/1/17		3,040,000	2,804,400
7.625% 6/1/15		605,000	589,875
HCP, Inc. 3.75% 2/1/16		1,000,000	1,009,442
Highwoods/Forsyth LP 5.85% 3/15/17		1,000,000	1,087,475
HMB Capital Trust V 3.847% 12/15/36 (a)(c)(d)		1,000,000	0
Nationwide Health Properties, Inc. 6% 5/20/15		1,000,000	1,107,528
Reckson Operating Partnership LP/SL Green Realty Corp./SL Green Operating Partnership LP 7.75% 3/15/20		925,000	1,050,338
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18		1,425,000	1,360,875
Standard Pacific Corp. 8.375% 5/15/18		1,000,000	875,000
Ventas Realty LP 6.75% 4/1/17		2,080,000	2,163,200
Wrightwood Capital LLC 1.9% 4/20/20		1,087,392	347,965
			15,342,593
Hotels - 1.6%
FelCor Escrow Holdings, LLC 6.75% 6/1/19 (c)		1,000,000	937,500
Host Hotels & Resorts, Inc.:
5.875% 6/15/19 (c)		450,000	445,500
6% 11/1/20		805,000	782,863
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
Hotels - continued
Host Marriott LP 6.375% 3/15/15		$ 2,000,000	$ 2,020,000
Times Square Hotel Trust 8.528% 8/1/26 (c)		6,041,474	6,768,951
			10,954,814
TOTAL NONCONVERTIBLE BONDS			32,909,098
TOTAL CORPORATE BONDS (Cost $39,416,075)			39,528,816
Asset-Backed Securities - 9.8%

Anthracite CDO I Ltd. Series 2002-CIBA:
Class B, 6.633% 5/24/37 (c)		856,000	846,070
Class E, 9.314% 5/24/37 (c)		1,570,000	1,440,632
Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 0.5754% 3/23/19 (c)(d)		1,671,183	1,311,879
Argent Securities, Inc. pass-thru certificates Series 2004-W9 Class M7, 3.0184% 6/26/34 (c)(d)		254,146	22,672
Atherton Franchise Loan Funding LLP:
Series 1998-A Class E, 8.25% 5/15/20 (a)(c)		1,500,000	402,150
Series 1998-A Class F, 7.44% 5/15/20 (a)(c)		569,758	81,361
Capital Trust RE CDO Ltd. Series 2005-1A:
Class D, 1.713% 3/20/50 (c)(d)		750,000	30,000
Class E, 2.313% 3/20/50 (c)(d)		3,000,000	90,000
Capital Trust RE CDO Ltd./Capital Trust RE CDO Corp. Series 2005-3A:
Class A2, 5.16% 6/25/35 (c)		5,557,914	5,346,157
Class B, 5.267% 6/25/35 (c)		2,203,500	2,027,220
CBRE Realty Finance CDO 2007-1/LLC 0.4958% 4/7/52 (c)(d)		9,163,547	5,085,768
Countrywide Home Loan Trust Series 2006-BC2 Class N, 6.5% 2/25/47 (c)		344,423	0
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A:
Class B1, 6.065% 12/28/35 (c)		1,595,000	1,212,200
Class B2, 1.5963% 12/28/35 (c)(d)		1,665,000	1,053,113
Class D, 9% 12/28/35 (c)		5,227,688	1,306,922
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A:
Class B1, 1.7463% 6/28/38 (c)(d)		460,000	391,000
Class D, 9% 6/28/38 (c)		4,400,000	3,080,000
Asset-Backed Securities - continued
		Principal Amount (b)	Value
Crest G-Star Ltd. Series 2001-2A Class C, 10% 2/25/32 (c)		$ 1,397,331	$ 419,199
Crest Ltd.:
Series 2000-1A Class D, 10% 8/31/36 (c)		2,200,000	1,980,000
Series 2002-IGA:
Class A, 0.7026% 7/28/17 (c)(d)		115,920	114,656
Class B, 1.6026% 7/28/35 (c)(d)		921,000	868,043
Series 2004-1A Class H1, 3.9426% 1/28/40 (c)(d)		2,261,891	0
Fairfield Street Solar Corp. Series 2004-1A:
Class E1, 3.684% 11/28/39 (c)(d)		1,000,000	30,000
Class F, 5.184% 11/28/39 (c)(d)		1,050,000	26,250
G-Star Ltd. Series 2002-1A Class C, 8% 4/25/37 (c)		3,315,559	1,823,557
GSR Mortgage Loan Trust Series 2005-HE3 Class B3, 2.7184% 6/25/35 (d)(f)		1,070,000	51,673
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class E, 1.8684% 9/25/46 (c)(d)		1,580,000	31,600
Guggenheim Structured Real Estate Funding Ltd./Guggenheim Structured Real Estate Funding LLC Series 2005-2A:
Class D, 1.7684% 8/26/30 (c)(d)		569,710	72,638
Class E, 2.2184% 8/26/30 (c)(d)		1,108,559	30,485
Home Equity Asset Trust Series 2006-3N Class B, 6.5% 8/27/36 (c)		990,000	0
Long Beach Asset Holdings Corp. Series 2006-4 Class N1, 5.877% 6/25/46 (c)		906,885	0
Merit Securities Corp. Series 13 Class M1, 7.9213% 12/28/33 (d)		1,665,000	1,440,225
N-Star Real Estate CDO Ltd. Series 1A:
Class B1, 1.994% 8/28/38 (c)(d)		3,810,000	3,295,650
Class C1B, 7.696% 8/28/38 (c)		893,000	694,040
Prima Capital CDO Ltd./Prima Capital CDO Corp. Series 2005-1A:
Class A2, 4.646% 7/24/39 (c)		137,632	136,256
Class C, 5.08% 7/24/39 (c)		1,225,000	1,139,250
Class D, 5.194% 7/24/39 (c)		2,160,000	1,976,400
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 6.41% 12/25/33		427,507	114,268
Resource Real Estate Funding CDO Series 2007-1A Class J, 3.1684% 9/25/46 (c)(d)		1,190,000	178,500
Taberna Preferred Funding III Ltd. Series 2005-3A:
Class D, 2.9183% 2/5/36 (c)(d)		2,286,377	229
Class E, 4.7683% 2/5/36 (c)(d)		645,158	65
Asset-Backed Securities - continued
		Principal Amount (b)	Value
TIAA Real Estate CDO Ltd./TIAA Real Estate CDO Corp.:
Series 2002-1A:
Class IIFX, 6.77% 5/22/37 (c)		$ 2,897,000	$ 2,889,758
Class IV, 6.84% 5/22/37 (c)		2,787,000	2,487,398
Series 2003-1A Class B2, 5.4802% 12/28/38 (c)		778,000	626,290
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 0% 9/25/26 (c)(d)		4,815,000	1,926,000
Series 2006-1A:
Class A1A, 0.5065% 9/25/26 (c)(d)		8,555,000	7,400,075
Class A1B, 0.5765% 9/25/26 (c)(d)		5,230,000	4,236,300
Class A2A, 0.4665% 9/25/26 (c)(d)		8,775,000	7,371,000
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A Class A1, 0.6178% 11/21/40 (c)(d)		1,700,000	1,360,000
TOTAL ASSET-BACKED SECURITIES (Cost $89,149,683)			66,446,949
Collateralized Mortgage Obligations - 3.9%

Private Sponsor - 3.8%
Banc of America Large Loan, Inc. Series 2005-MIB1 Class A2, 0.4172% 3/15/22 (c)(d)		376,012	375,567
Countrywide Home Loans, Inc. Series 2005-R3 Class B3, 5.5% 9/25/35 (c)(d)		118,562	3,891
Countrywide Home Loans, Inc.:
Series 2002-R1:
Class B3, 6.61% 7/25/32 (c)(d)		644,262	222,248
Class B4, 6.61% 7/25/32 (c)(d)		734,200	93,663
Series 2002-R2 Class 2B4, 4.1255% 7/25/33 (c)(d)		115,007	28,918
Series 2002-R3:
Class B3, 5.75% 8/25/43 (c)		600,466	183,454
Class B4, 5.75% 8/25/43 (c)		244,522	20,810
Series 2003-40:
Class B3, 4.5% 10/25/18 (c)		106,997	56,286
Class B4, 4.5% 10/25/18 (c)		42,799	12,701
Class B5, 4.5% 10/25/18 (c)		130,524	17,976
Series 2003-50:
Class B4, 5% 11/25/18 (c)		132,398	40,352
Class B5, 5% 11/25/18 (c)		130,809	7,143
Series 2003-R1:
Class 2B4, 3.9036% 2/25/43 (c)(d)		88,089	21,679
Class 2B5, 3.9036% 2/25/43 (c)(d)		252,260	24,761
Series 2003-R2 Class B3, 5.5% 5/25/43 (c)		175,910	806
Collateralized Mortgage Obligations - continued
		Principal Amount (b)	Value
Private Sponsor - continued
Countrywide Home Loans, Inc.: - continued
Series 2003-R3 Class B3, 5.5% 11/25/33		$ 309,341	$ 22,262
Series 2004-R1 Class 1B3, 5.5% 11/25/34 (c)(d)		295,351	8,716
Credit Suisse First Boston Mortgage Acceptance Corp. Series 2004-6 Class B4, 4.7604% 9/25/19 (c)(d)		101,816	41,744
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2002-26:
Class 4B3, 7% 10/25/17		198,382	49,595
Class 4B4, 7% 10/25/17		25,964	1,298
Series 2005-2 Class CB4, 5.2302% 3/25/35 (c)(d)		289,507	362
FREMF Mortgage Trust:
Series 2010 K7 Class B, 5.4348% 4/25/20 (c)(d)		2,240,000	2,183,780
Series 2010-K6 Class B, 5.3577% 12/26/46 (c)(d)		6,045,000	5,719,732
GMAC Commercial Mortgage Securities, Inc. Series 1993-C3 Class L, 6.974% 8/15/36		1,201,694	167
GMAC Mortgage Loan Trust Series 2003-J4 Class B1, 4.75% 9/25/18 (c)		106,246	31,439
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class F, 6% 10/15/35 (c)		150,077	149,898
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 9/15/39		3,000,000	3,248,613
Merrill Lynch Floating Trust floater Series 2006-1 Class TM, 0.707% 6/15/22 (c)(d)		2,215,989	2,116,269
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (c)		7,500,000	7,200,000
Nomura Asset Acceptance Corp. Series 2001-R1A:
Class B1, 7% 2/19/30 (c)		388,040	143,941
Class B2, 7% 2/19/30 (c)		112,943	26,950
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B Class B9, 12.1558% 7/10/35 (c)(d)		748,650	617,637
Series 2005-A Class B6, 2.2058% 3/10/37 (c)(d)		636,830	127,366
RESIX Finance Ltd. floater:
Series 2003-D Class B9, 11.7058% 12/10/35 (c)(d)		268,076	158,862
Series 2004-A:
Class B7, 4.4558% 2/10/36 (c)(d)		305,375	168,750
Class B9, 9.2058% 2/10/36 (c)(d)		497,150	229,534
Series 2004-B:
Class B8, 4.9558% 2/10/36 (c)(d)		256,177	125,962
Class B9, 8.4558% 2/10/36 (c)(d)		434,762	227,207
Series 2004-C:
Class B7, 3.7058% 9/10/36 (c)(d)		1,448,493	745,974
Class B8, 4.4558% 9/10/36 (c)(d)		1,289,849	499,171
Collateralized Mortgage Obligations - continued
		Principal Amount (b)	Value
Private Sponsor - continued
RESIX Finance Ltd. floater: - continued
Series 2004-C:
Class B9, 7.2058% 9/10/36 (c)(d)		$ 482,831	$ 152,092
Series 2005-A:
Class B10, 8.7058% 3/10/37 (c)(d)		398,019	7,960
Class B7, 3.2058% 3/10/37 (c)(d)		1,194,057	191,049
Class B9, 5.9558% 3/10/37 (c)(d)		1,386,698	83,202
Series 2005-B:
Class B7, 3.3058% 6/10/37 (c)(d)		1,577,061	149,821
Class B8, 4.1058% 6/10/37 (c)(d)		543,210	21,728
Class B9, 5.9558% 6/10/37 (c)(d)		431,978	8,208
Series 2005-C:
Class B7, 3.3058% 9/10/37 (c)(d)		1,663,524	16,635
Class B8, 3.9558% 9/10/37 (c)(d)		215,128	215
Series 2005-D Class B7, 4.4572% 12/15/37 (c)(d)		716,084	7,161
Taberna Preferred Funding VI Ltd. Series 2006-6A Class F1, 4.7683% 12/5/36 (c)(d)		3,817,128	382
TOTAL PRIVATE SPONSOR			25,593,937
U.S. Government Agency - 0.1%
Fannie Mae REMIC Trust:
Series 2001-W3 subordinate REMIC pass thru certificates:
Class B3, 7% 9/25/41 (f)		515,116	148,318
Class B4, 7% 9/25/41 (f)		282,101	47,508
Class B5, 7% 9/25/41 (f)		148,062	15,123
Series 2002-W1 subordinate REMIC pass thru certificates:
Class 3B3, 3.7159% 2/25/42 (c)(d)		111,146	48,869
Class 3B5, 3.7159% 2/25/42 (c)(d)		84,605	4,380
Class B4, 6% 2/25/42 (c)		112,387	1,119
Series 2002-W6 subordinate REMIC pass thru certificates, Class 3B4, 3.7504% 1/25/42 (c)(d)		96,974	28,074
Series 2003-W1 subordinate REMIC pass thru certificates:
Class B3, 5.75% 12/25/42 (f)		1,856,741	530,232
Class B4, 5.75% 12/25/42 (f)		701,088	27,380
Collateralized Mortgage Obligations - continued
		Principal Amount (b)	Value
U.S. Government Agency - continued
Fannie Mae REMIC Trust: - continued
Series 2003-W10 subordinate REMIC pass thru certificates:
Class 2B4, 3.7901% 6/25/43 (d)(f)		$ 323,153	$ 93,481
Class 2B5, 3.7901% 6/25/43 (d)(f)		264,347	24,729
TOTAL U.S. GOVERNMENT AGENCY			969,213
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $46,040,881)			26,563,150
Commercial Mortgage Securities - 67.6%

Americold LLC Trust Series 2010-ARTA Class D, 7.443% 1/14/29 (c)		1,230,000	1,187,750
Asset Securitization Corp.:
Series 1996-D2 Class B1A, 8.9154% 2/14/29 (c)(d)		2,225,000	2,234,568
Series 1997-D4:
Class B1, 7.525% 4/14/29		1,355,000	1,384,154
Class B2, 7.525% 4/14/29		26,000	26,554
Class B5, 7.525% 4/14/29		4,476,925	3,758,616
Series 1997-D5:
Class A3, 6.8838% 2/14/43 (d)		1,007,000	1,060,637
Class A5, 6.9538% 2/14/43 (d)		1,679,000	1,759,540
Class A6, 7.2038% 2/14/43 (d)		1,675,000	1,752,707
Class A7, 7.4438% 2/14/43 (d)		2,865,000	2,998,606
Banc of America Commercial Mortgage Trust Series 2008-1 Class D, 6.2478% 2/10/51 (c)(d)		1,970,000	1,159,235
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2002-2 Class F, 5.487% 7/11/43		2,848,575	2,847,418
Series 2005-1 Class A3, 4.877% 11/10/42		889,288	889,830
Series 2003-1 Class G, 5.608% 9/11/36 (c)		2,210,000	2,246,374
Series 2004-4:
Class K, 4.637% 7/10/42 (c)(d)		1,650,000	5,445
Class L, 4.637% 7/10/42 (c)(d)		1,690,000	3,850
Series 2005-1 Class CJ, 5.3528% 11/10/42 (d)		4,020,000	3,671,333
Series 2005-4 Class H, 5.166% 7/10/45 (c)(d)		525,000	85,454
Series 2005-6 Class AJ, 5.3678% 9/10/47 (d)		2,000,000	1,829,748
Banc of America Large Loan, Inc. floater Series 2005-MIB1:
Class B, 0.4672% 3/15/22 (c)(d)		1,215,000	1,166,400
Commercial Mortgage Securities - continued
		Principal Amount (b)	Value
Banc of America Large Loan, Inc. floater Series 2005-MIB1: - continued
Class C, 0.5172% 3/15/22 (c)(d)		$ 3,580,000	$ 3,383,100
Class J, 1.2572% 3/15/22 (c)(d)		3,095,000	2,630,750
Class K, 2.2072% 3/15/22 (c)(d)		4,742,501	3,699,151
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.4525% 3/11/39 (d)		3,175,000	2,670,197
Bear Stearns Commercial Mortgage Securities Trust:
sequential payer Series 2006-T22 Class AJ, 5.5338% 4/12/38 (d)		2,007,000	1,825,645
Series 1998-C1 Class F, 6% 6/16/30 (c)		675,000	690,859
Series 1999-C1:
Class G, 5.64% 2/14/31 (c)		1,005,000	873,189
Class H, 5.64% 2/14/31 (c)		1,625,030	1,486,781
Class I, 5.64% 2/14/31 (c)		3,455,000	1,697,169
Series 2006-T22 Class B, 5.5338% 4/12/38 (c)(d)		1,370,000	1,125,199
Series 2007-BBA8:
Class K, 1.4072% 3/15/22 (c)(d)		1,720,000	1,016,747
Class L, 2.1072% 3/15/22 (c)(d)		3,981,213	1,997,534
Beckman Coulter, Inc. sequential payer Series 2000-A Class A, 7.4975% 12/15/18 (c)		4,229,255	4,102,378
Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 0% 8/1/24 (c)(d)		118,359	51,368
BKB Commercial Mortgage Trust weighted average coupon Series 1997-C1 Class H, 0.3972% 10/25/22 (c)(d)		60,641	31,105
Chase Commercial Mortgage Securities Corp.:
Series 1998-1:
Class F, 6.56% 5/18/30 (c)		2,202,574	2,269,387
Class H, 6.34% 5/18/30 (c)		3,300,000	2,675,696
Series 1998-2 Class J, 6.39% 11/18/30 (c)		3,342,864	508,450
Chase Manhattan Bank-First Union National Bank Commercial Mortgage Trust Series 1999-1 Class G, 6.4% 8/15/31 (c)		2,697,306	2,741,542
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2006-CD2 Class VPM2, 5.6179% 1/15/46 (c)(d)		2,120,000	1,868,636
COMM pass-thru certificates:
floater Series 2005-F10A Class E, 0.5772% 4/15/17 (c)(d)		3,100,000	2,917,958
sequential payer:
Series 2003-LB1A Class D, 4.278% 6/10/38		4,150,000	3,995,234
Series 2004-RS1 Class A, 5.648% 3/3/41 (c)		2,896,105	2,794,741
Series 2001-J2A Class F, 6.9937% 7/16/34 (c)(d)		1,583,000	1,608,448
Commercial Mortgage Securities - continued
		Principal Amount (b)	Value
COMM pass-thru certificates: - continued
Series 2005 C6 Class B, 5.242% 6/10/44 (d)		$ 2,050,000	$ 1,688,909
Commercial Mortgage Acceptance Corp.:
Series 1998-C1 Class F, 6.23% 7/15/31 (c)		304,115	314,058
weighted average coupon Series 1998-C2 Class F, 5.44% 9/15/30 (c)(d)		1,167,259	1,190,440
Commercial Mortgage Asset Trust:
Series 1999-C1 Class F, 6.25% 1/17/32 (c)		5,380,000	4,593,202
Series 1999-C2:
Class G, 6% 11/17/32		4,575,000	3,164,701
Class H, 6% 11/17/32		4,372,000	1,609,919
Communication Mortgage Trust Series 2011-THL:
Class E, 5.949% 6/9/28 (c)		1,230,000	1,182,246
Class F, 4.867% 6/9/28 (c)		4,170,000	3,647,366
Credit Suisse First Boston Mortgage Securities Corp.:
floater Series 1997-C2 Class H, 7.46% 1/17/35 (c)(d)		3,190,000	2,447,588
Series 1997-C2 Class F, 7.46% 1/17/35 (d)		2,876,000	3,074,038
Series 1998-C1:
Class F, 6% 5/17/40 (c)		12,000,000	12,190,216
Class H, 6% 5/17/40 (c)		2,501,123	213,616
Series 1998-C2:
Class F, 6.75% 11/15/30 (c)		7,574,000	7,918,170
Class G, 6.75% 11/15/30 (c)		1,065,000	1,070,617
Series 2001-CK6 Class NW, 6.08% 8/15/36 (f)		211,681	165,111
Series 2002-CKP1 Class KZ, 0% 12/15/35 (c)(d)		6,026,000	3,495,080
Series 2003-C3 Class J, 4.231% 5/15/38 (c)		2,400,000	1,658,834
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1 Class L, 2.1072% 2/15/22 (c)(d)		2,385,000	119,250
CRESI Finance Ltd. Partnership floater Series 2006-A Class E, 1.8684% 3/25/17 (c)(d)		1,220,000	1,011,838
CRESIX Finance Ltd. Series 2006-AA:
Class F, 4.4184% 3/25/17 (c)(d)		1,890,000	1,520,859
Class G, 7.2184% 3/25/17 (c)(d)		1,600,000	1,024,000
Crest Ltd. Series 2001-1A Class C, 9% 2/25/34 (c)		6,101,000	4,057,165
DBUBS Mortgage Trust Series 2011-LC1A:
Class D, 5.557% 11/10/46 (c)(d)		750,000	632,386
Class E, 5.557% 11/10/46 (c)(d)		1,240,000	1,010,744
Class F, 5.557% 11/10/46 (c)(d)		4,710,000	3,171,559
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1:
Class F, 7.5% 6/15/31		1,587,947	1,588,070
Class J, 6.22% 6/15/31		7,160,000	5,637,827
Commercial Mortgage Securities - continued
		Principal Amount (b)	Value
DLJ Commercial Mortgage Corp.:
Series 1998-CF2 Class B3, 6.04% 11/12/31 (c)		$ 4,569,661	$ 4,690,999
Series 1998-CG1 Class B4, 7.2203% 6/10/31 (c)(d)		5,777,000	6,118,536
Series 2000-CKP1 Class B3, 8.1124% 11/10/33 (d)		1,620,000	1,612,862
DLJ Mortgage Acceptance Corp. Series 1996-CF1 Class B4, 8.1109% 3/13/28 (d)		977,238	982,365
Extended Stay America Trust:
Series 2010-ESHA Class D, 5.4983% 11/5/27 (c)		5,000,000	4,738,686
Series 2010-ESHA, Class C4, 4.8603% 11/5/27 (c)		2,050,000	1,965,498
FHLMC Multifamily Structured pass-thru Certificates:
Series K013 Class X3, 2.7896% 1/25/43 (d)(e)		5,370,000	937,227
Series KAIV Class X2, 3.6146% 6/25/41 (d)(e)		2,780,000	632,450
First Union National Bank Commercial Mortgage Trust:
sequential pay Series 1999-C4 Class G, 6.5% 12/15/31 (c)		661,300	659,446
Series 2001-C4 Class K, 6% 12/12/33 (c)		3,700,000	3,679,339
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1:
Class G, 6.936% 3/15/33 (c)		2,980,000	2,941,248
Class H, 7.039% 3/15/33 (c)		1,015,000	1,008,989
First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust sequential payer Series 1998-C2 Class G, 7% 11/18/35 (c)(d)		3,007,000	3,018,400
Four Times Square Trust sequential payer Series 2006-4TS Class A, 5.401% 12/13/28 (c)		1,600,000	1,718,005
FREMF Mortgage Trust:
Series 2010-K9 Class B, 5.1635% 9/25/45 (c)(d)		2,300,000	2,126,251
Series 2011-K10 Class B, 4.5979% 11/25/49 (c)(d)		1,650,000	1,454,999
Series 2011-K11 Class B, 4.4198% 12/25/48 (c)(d)		3,190,000	2,764,194
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (c)		6,612,681	6,348,173
GE Capital Commercial Mortgage Corp.:
Series 2001-3 Class C, 6.51% 6/10/38		1,920,000	1,922,582
Series 2002-1A Class H, 7.3574% 12/10/35 (c)(d)		1,055,000	1,053,258
Series 2005-C3 Class J, 5.2932% 7/10/45 (c)(d)		2,277,000	755,666
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C1 Class H, 6.6% 7/15/29		2,632,264	1,031,895
Series 1997-C2:
Class F, 6.75% 4/15/29 (d)		4,759,535	4,987,402
Class G, 6.75% 4/15/29 (d)		4,128,000	4,436,069
Class H, 6.75% 4/15/29 (d)		6,130,384	1,662,818
Series 1999-C1 Class F, 6.02% 5/15/33 (c)		3,355,956	3,425,350
Series 1999-C2I Class K, 6.481% 9/15/33 (f)		7,875,000	3,304,807
Commercial Mortgage Securities - continued
		Principal Amount (b)	Value
GMAC Commercial Mortgage Securities, Inc.: - continued
Series 1999-C3:
Class G, 6.974% 8/15/36 (c)		$ 462,252	$ 462,914
Class J, 6.974% 8/15/36		2,788,000	2,665,925
Class K, 6.974% 8/15/36		5,260,000	1,756,356
Series 2000-C1 Class K, 7% 3/15/33		2,473,000	1,644,086
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2003-C1 Class D, 4.29% 7/5/35 (c)		3,380,000	3,437,075
Series 2003-C2 Class J, 5.234% 1/5/36 (c)(d)		3,210,000	2,946,469
Series 2005-GG3:
Class J, 4.685% 8/10/42 (c)(d)		900,000	239,336
Class K, 4.685% 8/10/42 (c)(d)		1,700,000	260,406
GS Mortgage Securities Corp. II:
Series 1997-GL Class H, 7.7995% 7/13/30 (c)(d)		3,736,000	4,014,706
Series 2004-GG2:
Class J, 5.067% 8/10/38 (c)(d)		420,000	63,012
Class K, 5.067% 8/10/38 (c)(d)		720,000	71,998
Series 2006-RR2:
Class M, 5.6263% 6/23/46 (c)(d)		727,000	0
Class N, 5.6263% 6/23/46 (c)(d)		160,000	0
Series 2010-C1:
Class D, 6.0026% 8/10/43 (c)(d)		3,750,000	3,166,699
Class E, 4% 8/10/43 (c)		5,701,000	3,626,286
JP Morgan Chase Commercial Mortgage Sec. Corp. Series 2011-C4 Class E, 5.3888% 7/15/46 (c)(d)		2,440,000	1,844,240
JP Morgan Chase Commercial Mortgage Securities Corp.:
Series 2009-IWST Class D, 7.6926% 12/5/27 (c)(d)		3,300,000	3,359,212
Series 2010-CNTR Class D, 6.3899% 8/5/32 (c)(d)		4,170,000	3,750,372
JP Morgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2005-FL1A Class A2, 0.3872% 2/15/19 (c)(d)		1,533,649	1,502,977
Series 2006-FL1A Class E, 0.5772% 2/15/20 (c)(d)		577,132	548,974
sequential payer Series 2005-LDP2 Class A4, 4.738% 7/15/42		2,000,000	2,144,834
Series 2004-CBX Class D, 5.097% 1/12/37 (d)		1,215,000	957,996
Series 2005-LDP5 Class AJ, 5.4939% 12/15/44 (d)		1,820,000	1,606,745
Series 2005-PRKS Class A, 9.7496% 1/15/15 (c)(d)		2,396,865	1,756,662
Commercial Mortgage Securities - continued
		Principal Amount (b)	Value
JP Morgan Chase Commercial Mortgage Securities Trust: - continued
Series 2010-C2:
Class D, 5.5308% 11/15/43 (c)(d)		$ 3,120,000	$ 2,695,593
Class XB, 0.7549% 11/15/43 (c)(d)(e)		26,860,000	1,123,519
JP Morgan Commercial Mortgage Finance Corp.:
Series 1997-C5 Class F, 7.5605% 9/15/29		4,035,836	4,132,458
Series 1999-C7:
Class G, 6% 10/15/35 (c)		2,111,664	2,170,137
Class H, 6% 10/15/35 (c)		1,991,000	2,027,570
Class NR, 6% 10/15/35 (c)		1,967,663	849,401
Series 1999-C8:
Class G, 6% 7/15/31 (c)		1,205,000	1,099,793
Class H, 6% 7/15/31 (c)		1,027,650	6,998
JPMorgan Chase Commercial Mortgage Securities Corp.:
floater Series 2011-CCHP Class E, 5.15% 7/15/28 (c)(d)		2,000,000	1,940,000
Series 2001-A:
Class G, 6% 10/15/32 (c)(d)		2,003,000	3,005
Class X, 0.9189% 10/15/32 (c)(d)(e)		9,435,903	472
Series 2002-C1:
Class C, 5.613% 7/12/37		705,000	710,414
Class E, 6.135% 7/12/37 (c)		1,686,000	1,681,168
Series 2003-C1 Class D, 5.192% 1/12/37		1,510,000	1,490,748
LB Commercial Conduit Mortgage Trust:
Series 1998-C1 Class K, 6.3% 2/18/30 (c)		2,483,000	515,460
Series 1998-C4 Class G, 5.6% 10/15/35 (c)		4,037,000	4,235,217
LB Multi-family Mortgage Trust Series 1991-4 Class A1, 7.1064% 4/25/21 (d)		77,622	53,552
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2004-C2 Class E, 4.487% 3/15/36		1,170,000	1,118,660
Series 2005-C7:
Class AJ, 5.323% 11/15/40		6,140,000	5,424,432
Class AM, 5.263% 11/15/40 (d)		518,000	527,296
Series 2006-C7 Class AM, 5.378% 11/15/38		1,160,000	1,047,286
Series 2001-C7:
Class M, 5.868% 11/15/33		4,957,000	4,609,108
Class P, 5.868% 11/15/33		1,320,000	819,167
Series 2002-C1:
Class J, 6.95% 3/15/34 (c)(d)		1,319,000	1,326,409
Class K, 6.428% 3/15/34 (c)		4,024,000	4,034,173
Commercial Mortgage Securities - continued
		Principal Amount (b)	Value
LB-UBS Commercial Mortgage Trust: - continued
Series 2002-C2 Class M, 5.683% 7/15/35 (c)		$ 950,000	$ 805,834
Series 2005-C2 Class AJ, 5.205% 4/15/30 (d)		5,260,000	4,700,683
Series 2006-C4:
Class AJ, 5.8896% 6/15/38 (d)		3,315,000	2,637,739
Class AM, 5.8896% 6/15/38 (d)		3,840,000	3,644,152
Lstar Commercial Mortgage Trust:
Series 2011-1 Class D, 5.7537% 6/25/43 (c)(d)		2,059,000	1,466,625
Series 2011-1 Class B, 5.7537% 6/25/43 (c)(d)		1,774,000	1,603,732
Mach One Trust LLC Series 2004-1A:
Class L, 5.45% 5/28/40 (c)(d)		1,393,000	69,650
Class M, 5.45% 5/28/40 (c)(d)		1,533,000	30,660
Merrill Lynch Financial Asset, Inc.:
Series 2005-CA16:
Class F, 4.384% 7/12/37	CAD	551,000	389,828
Class G, 4.384% 7/12/37	CAD	275,000	188,400
Class H, 4.384% 7/12/37	CAD	184,000	122,093
Class J, 4.384% 7/12/37	CAD	275,000	176,776
Class K, 4.384% 7/12/37	CAD	275,000	171,293
Class L, 4.384% 7/12/37	CAD	184,000	111,079
Class M, 4.384% 7/12/37	CAD	772,000	353,385
Series 2005-CA17:
Class F, 4.525% 11/12/37 (d)	CAD	812,000	532,896
Class G, 4.525% 11/12/37 (d)	CAD	846,000	534,636
Class H, 4.525% 11/12/37 (d)	CAD	235,000	139,533
Class J, 4.525% 11/12/37 (d)	CAD	248,000	137,335
Class K, 4.525% 11/12/37 (d)	CAD	261,000	138,819
Class L, 4.525% 11/12/37 (d)	CAD	248,000	126,738
Class M, 4.525% 11/12/37 (d)	CAD	2,006,355	733,082
Merrill Lynch Mortgage Investors Trust:
Series 1997-C2 Class F, 6.25% 12/10/29 (d)		6,402,341	6,647,173
Series 1998-C3 Class E, 6.8299% 12/15/30 (d)		1,462,000	1,546,733
Series 1999-C1 Class G, 6.71% 11/15/31 (c)		2,158,957	1,282,358
Merrill Lynch Mortgage Trust:
Series 05-LC1 Class AJ, 5.5049% 1/12/44 (d)		1,440,000	1,292,701
Series 2002-MW1:
Class H, 5.695% 7/12/34 (c)		1,975,000	1,652,842
Class J, 5.695% 7/12/34 (c)		700,000	478,909
Series 2004-MKB1 Class F, 5.6506% 2/12/42 (c)(d)		1,380,000	1,307,280
Series 2006-C1:
Class AJ, 5.6735% 5/12/39 (d)		1,240,000	1,009,082
Class AM, 5.6735% 5/12/39 (d)		700,000	671,217
Commercial Mortgage Securities - continued
		Principal Amount (b)	Value
Mezz Capital Commercial Mortgage Trust:
Series 2004-C1:
Class F, 9.422% 1/15/37 (c)		$ 645,000	$ 65
Class G, 12.349% 1/15/37 (c)		465,000	47
Class IO, 8.1945% 1/15/37 (d)(e)		716,451	42,987
Series 2004-C2:
Class D, 7.347% 10/15/40 (c)		1,074,000	107
Class E, 8.309% 10/15/40 (c)		441,000	44
Class F, 10.223% 10/15/40 (c)		772,000	77
Class G, 12.5125% 10/15/40 (c)(d)		497,000	50
Series 2005-C3:
Class D, 7.7% 5/15/44 (c)		1,039,000	104
Class E, 8.757% 5/15/44 (c)		738,000	74
Class F, 10.813% 5/20/44 (c)		479,000	48
Class G, 10% 5/15/44 (c)		673,000	67
Morgan Stanley Capital I Trust:
floater Series 2006-XLF Class J, 0.638% 7/15/19 (c)(d)		2,750,000	2,431,494
sequential payer:
Series 2004-RR2 Class A2, 5.45% 10/28/33 (c)		2,751,994	2,614,394
Series 2006-HQ10 Class AM, 5.36% 11/12/41		4,640,000	4,296,204
Series 2006-HQ9 Class AM, 5.773% 7/12/44		1,098,000	1,059,381
Series 2007-IQ16 Class A3, 5.852% 12/12/49		2,305,000	2,429,793
Series 1997-RR:
Class F, 7.4021% 4/30/39 (c)(d)		1,171,563	1,142,273
Class G1, 7.4021% 4/30/39 (c)(d)		1,787,007	53,610
Series 1998-CF1:
Class F, 7.35% 7/15/32 (c)		2,170,000	2,300,200
Class G, 7.35% 7/15/32 (c)		1,462,030	804,117
Series 1998-HF2 Class G, 6.01% 11/15/30 (c)		3,742,638	3,741,766
Series 1999-CAM1:
Class M, 6.54% 3/15/32 (c)		2,262,373	550,718
Class N, 6.54% 3/15/32 (c)		305,233	6,105
Series 1999-WF1:
Class L, 5.91% 11/15/31 (c)		1,071,000	1,067,722
Class N, 5.91% 11/15/31 (c)		1,600,000	1,304,098
Class O, 5.91% 11/15/31 (c)		1,478,486	384,412
Series 2003-IQ5 Class C, 5.3293% 4/15/38 (d)		1,200,000	1,212,583
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		5,000,000	4,477,330
Series 2011-C1:
Class D, 5.2561% 9/15/47 (c)(d)		3,770,000	3,142,306
Class E, 5.2561% 9/15/47 (c)(d)		1,500,000	1,166,463
Commercial Mortgage Securities - continued
		Principal Amount (b)	Value
Morgan Stanley Capital I Trust: - continued
Series 2011-C2:
Class D, 5.319% 6/15/44 (c)(d)		$ 3,830,000	$ 3,260,288
Class E, 5.319% 6/15/44 (c)(d)		4,900,000	3,687,250
Class F, 5.319% 6/15/44 (c)(d)		3,620,000	2,642,600
Morgan Stanley Dean Witter Capital I Trust:
Series 2000-LIFE Class H, 6.5% 11/15/36 (c)		1,237,000	1,202,340
Series 2000-PRIN Class C, 7.9029% 2/23/34 (d)		2,519,000	2,815,651
Series 2001-TOP3 Class E, 7.2899% 7/15/33 (c)(d)		1,130,000	973,279
Series 2003-TOP9 Class E, 5.7318% 11/13/36 (c)(d)		630,000	617,335
NationsLink Funding Corp.:
Series 1998-2:
Class F, 7.105% 8/20/30 (c)		3,855,138	4,078,018
Class G, 5% 8/20/30 (c)		2,427,000	2,398,158
Class J, 5% 8/20/30 (c)		2,240,000	2,122,053
Series 1999-SL Class X, 11/10/30 (e)		1,091,906	982,716
Nomura Asset Securities Corp. Series 1998-D6 Class B1, 6% 3/15/30 (c)		7,453,000	7,690,236
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (c)		2,025,143	2,106,149
Prudential Securities Secured Financing Corp. Series 1998-C1 Class F, 6.8958% 2/15/13 (c)(d)		3,409,705	3,438,114
RBSCF Trust Series 2010-MB1 Class D, 4.8264% 4/15/24 (c)(d)		3,230,000	3,023,078
Real Estate Asset Liquidity Trust:
Series 2006-2:
Class F, 4.456% 9/12/38 (c)	CAD	1,170,000	958,176
Class G, 4.456% 9/12/38 (c)	CAD	585,000	457,342
Class H, 4.456% 9/12/38 (c)	CAD	390,000	284,598
Class J, 4.456% 9/12/38 (c)	CAD	390,000	265,002
Class K, 4.456% 9/12/38 (c)	CAD	195,000	116,333
Class L, 4.456% 9/12/38 (c)	CAD	281,000	155,397
Class M, 4.456% 9/12/38 (c)	CAD	1,400,602	397,195
Series 2007-1:
Class F, 4.57% 4/12/23	CAD	1,515,000	1,112,795
Class G, 4.57% 4/12/23	CAD	505,000	354,521
Class H, 4.57% 4/12/23	CAD	505,000	338,987
Class J, 4.57% 4/12/23	CAD	505,000	324,274
Class K, 4.57% 4/12/23	CAD	253,000	155,472
Class L, 4.57% 4/12/23	CAD	757,000	445,387
Class M, 4.57% 4/12/23	CAD	2,222,418	582,658
RMF Commercial Mortgage, Inc. Series 1997-1 Class G, 9.35% 1/15/19 (a)(c)(d)		384,889	269,422
Commercial Mortgage Securities - continued
		Principal Amount (b)	Value
Salomon Brothers Mortgage Securities VII, Inc.:
floater Series 1999-C1 Class H, 7% 5/18/32 (c)(d)		$ 2,500,000	$ 2,647,850
Series 2001-C1 Class E, 6.31% 12/18/35		137,631	137,048
Series 2001-MMA:
Class E3, 6.5% 2/18/34 (c)(d)		1,360,000	1,355,613
Class E5, 6.5% 2/18/34 (c)(d)		2,160,000	2,174,619
Structured Asset Securities Corp. Series 1997-LLI Class F, 7.3% 10/12/34 (c)		3,185,000	3,192,166
TIAA Seasoned Commercial Mortgage Trust:
sequential payer Series 2007-C4 Class AJ, 5.9784% 8/15/39 (d)		1,150,000	1,046,590
Series 2007-C4 Class F, 5.9784% 8/15/39 (d)		5,345,000	3,643,409
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (c)		1,530,000	1,454,859
UBS Commercial Mortgage Trust Series 2007-FL1 Class G, 0.7822% 7/15/24 (c)(d)		2,500,000	900,417
Vornado DP LLC Series 2010-VNO Class D, 6.3555% 9/13/28 (c)		1,330,000	1,259,513
Wachovia Bank Commercial Mortgage Trust:
Series 2004-C10 Class E, 4.931% 2/15/41		2,430,000	2,383,130
Series 2004-C11:
Class D, 5.3658% 1/15/41 (d)		2,720,000	2,569,307
Class E, 5.4158% 1/15/41 (d)		2,465,000	2,118,788
Series 2004-C12 Class D, 5.3163% 7/15/41 (d)		2,030,000	1,896,759
Series 2004-C14:
Class B, 5.17% 8/15/41		1,920,000	1,949,313
Class C, 5.21% 8/15/41		1,260,000	1,258,417
Series 2004-C15 Class 175C, 5.8479% 10/15/41 (c)(d)		1,250,000	1,211,220
WF-RBS Commercial Mortgage Trust Series 2011-C4 Class E, 5.4179% 6/15/44 (c)		2,050,000	1,595,146
WFDB Commercial Mortgage Trust Series 2011-BXR Class D, 5.914% 7/5/24 (c)		7,000,000	6,652,100
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $491,871,795)			459,207,112
Preferred Stocks - 4.7%
	Shares
Convertible Preferred Stocks - 0.0%
Homebuilders/Real Estate - 0.0%
Alexandria Real Estate Equities, Inc. Series D 7.00%	294	7,056
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - 4.7%
Homebuilders/Real Estate - 4.7%
Annaly Capital Management, Inc. Series A, 7.875%	108,781	$ 2,904,453
Apartment Investment & Management Co.:
Series T, 8.00%	103,000	2,603,840
Series U, 7.75%	36,000	904,680
CBL & Associates Properties, Inc. 7.375%	129,000	3,032,790
Cedar Shopping Centers, Inc. 8.875%	56,272	1,298,195
CenterPoint Properties Trust Series D, 5.377%	1,934	1,121,720
Corporate Office Properties Trust Series H, 7.50%	5,000	125,450
Equity Lifestyle Properties, Inc. 8.034%	137,670	3,516,092
Essex Property Trust, Inc. Series H, 7.125%	61,727	1,553,669
First Potomac Realty Trust 7.75%	70,000	1,687,700
Hersha Hospitality Trust Series B, 8.00%	58,500	1,312,740
LaSalle Hotel Properties Series G, 7.25%	51,925	1,255,547
Lexington Realty Trust 7.55%	20,000	483,000
MFA Financial, Inc. Series A, 8.50%	12,100	305,041
Prologis, Inc. Series R, 6.75%	68,000	1,582,360
PS Business Parks, Inc.:
6.875%	34,911	890,231
7.20%	19,500	493,740
7.375%	37,300	949,285
Public Storage:
Series M, 6.625%	112,791	2,881,810
Series P, 6.50%	72,680	1,922,386
Series R, 6.35%	47,500	1,192,250
		32,016,979
TOTAL PREFERRED STOCKS (Cost $31,756,787)		32,024,035
Floating Rate Loans - 1.6%
	Principal Amount (b)
Healthcare - 0.5%
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (d)	$ 3,585,000	3,190,650
Homebuilders/Real Estate - 0.9%
Capital Automotive LP term loan 5% 3/11/17 (d)	2,808,896	2,619,295
CityCenter term loan 8.75% 7/1/13 (d)	1,000,000	998,100
Equity Inns Reality LLC Tranche A, term loan 9% 11/2/12 (d)	4,000,000	3,240,000
		6,857,395
Floating Rate Loans - continued
	Principal Amount (b)	Value
Hotels - 0.2%
Extended Stay America, Inc. term loan 9.75% 11/1/15	$ 1,500,000	$ 1,500,000
TOTAL FLOATING RATE LOANS (Cost $12,491,176)		11,548,045
Preferred Securities - 0.2%

Diversified Financial Services - 0.0%
Harp High Grade CDO I Ltd. Series 2006-1, 7/8/46 (c)	2,140,000	21
Ipswich Street CDO Series 2006-1, 6/27/46 (a)(c)	2,515,000	0
Lenox Ltd. Series 2007-1 3/4/45 (c)	1,865,000	0
		21
Homebuilders/Real Estate - 0.2%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (c)	3,000,000	90,000
Crest Dartmouth Street 2003 1 Ltd. Series 2003-1A Class PS, 6/28/38 (c)	3,100,000	1,085,000
Crest G-Star Ltd. Series 2001-2A Class PS, 2/25/32 (c)	1,100,000	275,000
		1,450,000
TOTAL PREFERRED SECURITIES (Cost $13,272,874)		1,450,021
Cash Equivalents - 6.7%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.05%, dated 8/31/11 due 9/1/11 (Collateralized by U.S. Treasury Obligations) # (Cost $45,543,000)	$ 45,543,064	45,543,000
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $769,542,271)		682,311,128
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(2,920,175)
NET ASSETS - 100%		$ 679,390,953
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing - Security is in default.
(b) Principal amount is stated in United States dollars unless otherwise noted.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $394,739,604 or 58.1% of net assets.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(e) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,408,362 or 0.6% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-CK6 Class NW, 6.08% 8/15/36	7/1/02	$ 108,222
Fannie Mae REMIC Trust Series 2001-W3 subordinate REMIC pass thru certificates, Class B3, 7% 9/25/41	5/21/03	$ 446,380
Class B4, 7% 9/25/41	11/2/01	$ 131,177
Class B5, 7% 9/25/41	11/2/01	$ 31,833
Fannie Mae REMIC Trust Series 2003-W1 subordinate REMIC pass thru certificates, Class B3, 5.75% 12/25/42	3/25/03	$ 1,399,228
Class B4, 5.75% 12/25/42	3/25/03	$ 373,329
Fannie Mae REMIC Trust Series 2003-W10 subordinate REMIC pass thru certificates, Class 2B4, 3.7901% 6/25/43	9/29/03	$ 131,230
Security	Acquisition Date	Acquisition Cost
Class 2B5, 3.7901% 6/25/43	9/29/03	$ 36,082
GMAC Commercial Mortgage Securities, Inc. Series 1999-C2I Class K, 6.481% 9/15/33	3/23/07	$ 4,528,125
GSR Mortgage Loan Trust Series 2005-HE3 Class B3, 2.7184% 6/25/35	6/3/05	$ 943,960
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$45,543,000 due 9/01/11 at 0.05%
Barclays Capital, Inc.	$ 6,054,728
Commerz Markets LLC	1,892,102
Credit Suisse Securities (USA) LLC	11,352,615
HSBC Securities (USA), Inc.	9,460,512
Merrill Lynch, Pierce, Fenner & Smith, Inc.	5,676,307
Mizuho Securities USA, Inc.	8,514,461
Societe Generale	2,592,275
$ 45,543,000
Other Information

The following is a summary of the inputs used, as of August 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Financials	$ 32,024,035	$ 30,895,259	$ 7,056	$ 1,121,720
Corporate Bonds	39,528,816	-	39,180,851	347,965
Asset-Backed Securities	66,446,949	-	2,752,104	63,694,845
Collateralized Mortgage Obligations	26,563,150	-	24,592,113	1,971,037
Commercial Mortgage Securities	459,207,112	-	379,308,989	79,898,123
Floating Rate Loans	11,548,045	-	9,049,945	2,498,100
Preferred Securities	1,450,021	-	-	1,450,021
Cash Equivalents	45,543,000	-	45,543,000	-
Total Investments in Securities:	$ 682,311,128	$ 30,895,259	$ 500,434,058	$ 150,981,811
Percentage of Market Value	100%	4.5%	73.4%	22.1%
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Equities - Financials
Beginning Balance	$ 1,290,527
Total Realized Gain (Loss)	(97,429)
Total Unrealized Gain (Loss)	478,415
Cost of Purchases	-
Proceeds of Sales	(549,793)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 1,121,720
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2011	$ 478,415
Corporate Bonds
Beginning Balance	$ 300,000
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(39,427)
Cost of Purchases	1,087,392
Proceeds of Sales	(1,000,000)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 347,965
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2011	$ (739,427)
Asset-Backed Securities
Beginning Balance	$ 22,265,849
Total Realized Gain (Loss)	488,303
Total Unrealized Gain (Loss)	8,846,561
Cost of Purchases	18,078,881
Proceeds of Sales	(10,481,160)
Amortization/Accretion	(785,298)
Transfers in to Level 3	26,807,992
Transfers out of Level 3	(1,526,283)
Ending Balance	$ 63,694,845
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2011	$ 4,923,168
Collateralized Mortgage Obligations
Beginning Balance	$ 2,507,416
Total Realized Gain (Loss)	(123,641)
Total Unrealized Gain (Loss)	506,181
Cost of Purchases	135,339
Proceeds of Sales	(608,502)
Amortization/Accretion	(432,281)
Transfers in to Level 3	-
Transfers out of Level 3	(13,475)
Ending Balance	$ 1,971,037
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2011	$ 451,085
Commercial Mortgage Securities
Beginning Balance	$ 25,460,698
Total Realized Gain (Loss)	(6,512,686)
Total Unrealized Gain (Loss)	14,553,975
Cost of Purchases	4,419,974
Proceeds of Sales	(1,867,124)
Amortization/Accretion	117,600
Transfers in to Level 3	43,725,686
Transfers out of Level 3	-
Ending Balance	$ 79,898,123
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2011	$ 7,720,425
Floating Rate Loans
Beginning Balance	$ 1,496,250
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	2,631
Cost of Purchases	997,761
Proceeds of Sales	-
Amortization/Accretion	1,458
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 2,498,100
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2011	$ 2,631
Preferred Securities
Beginning Balance	$ 1,157,021
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	1,298,788
Cost of Purchases	-
Proceeds of Sales	(998,548)
Amortization/Accretion	(7,240)
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 1,450,021
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2011	$ 297,841

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Significant transfers from Level 2 to Level 3 were attributable to the lack of observable market data for these securities. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At August 31, 2011, the cost of investment securities for income tax purposes was $769,542,880. Net unrealized depreciation aggregated $87,231,752, of which $27,916,639 related to appreciated investment securities and $115,148,391 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans and preferred securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

For asset backed securities, collateralized mortgage obligations and commercial mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

The Fund attempts to obtain prices from more than one independent pricing service or dealer. For certain securities, independent prices may be unavailable, unreliable or limited to a single source or dealer. As of August 31, 2011, 42% of the securities held by the Fund were either valued based on a price provided by a single source or dealer or were fair valued. Actual prices may differ from the values that would be realized if the securities were sold, and the differences could be material.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit and Liquidity Risk

The Fund invests a significant portion of its assets in below investment grade securities with contractual cash flows, such as asset backed securities, collateralized mortgage obligations and commercial mortgaged backed securities. The value, liquidity and related income of these securities is sensitive to changes in economic conditions, including real estate values, delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates. Many of the Fund's investments in these asset classes have experienced increased volatility of market price and periods of illiquidity during the period. As a result, the price used by the Fund under these conditions may differ from the value that would be realized if the security was sold.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 31, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	October 31, 2011